AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 10, 2002

                                      Securities Act Registration No: 333-101128
                              Investment Company Act Registration No:  811-09445


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


 / / Pre-Effective Amendment No.          / / Post-Effective Amendment No.



                               MARKETOCRACY FUNDS
               (Exact name of Registrant as Specified in Charter)

                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022
                    (Address of Principal Executive Offices)

                                 (650) 948-1216
              (Registrant's Telephone Number, including Area Code)

                                  KENDRICK KAM
                        INGENUITY CAPITAL MANAGEMENT, LLC
                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                STUART R. BRUNET
                      MARKETOCRACY CAPITAL MANAGEMENT, LLC
                26888 ALMADEN COURT, LOS ALTOS, CALIFORNIA 94022

                                 ELAINE RICHARDS
                         U.S. BANCORP FUND SERVICES, LLC
                   615 E. MICHIGAN STREET, MILWAUKEE, WI 53202

                                  ROY W. ADAMS
                                 ATTORNEY AT LAW
                    1024 COUNTRY CLUB DRIVE, MORAGA, CA 94556

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this Registration Statement become effective on January 9, 2003, pursuant to Rule 488.


No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.



                               MARKETOCRACY FUNDS
                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14                                                         Prospectus/Proxy

Item No.                                                          Statement Caption

Part A
Item 1.     Beginning of Registration Statement and Outside       Cover Page of Registration Statement;
            Front Cover Page of Prospectus                        Cross-Reference Sheet; Front Cover Page of Proxy
                                                                  Statement/Prospectus

Item 2.     Beginning and Outside Back Cover Page of Prospectus   Table of Contents

Item 3.     Fee Table, Synopsis Information and Risk Factors      Summary; Appendix C; Expense Summaries of MSF and
                                                                  M100F

Item 4.     Information About the Transaction                     Letter to Shareholders; Summary; The Reorganization

Item 5.     Information About the Registrant                      Not Applicable

Item 6.     Information About the Company Being Acquired          Summary; Appendix C: Expense Summaries of MSF and
                                                                  M100F; Appendix D: Comparison of Fundamental
                                                                  Policies and Limitations of MSF and M100F

Item 7.     Voting Information                                    Voting Matters

Item 8.     Interest of Certain Persons and Experts               Not Applicable

Item 9.     Additional Information Required for Reoffering by     Not Applicable
            Persons Deemed to be Underwriters

Part B                                                            Statement of Additional Information Caption
------                                                            -------------------------------------------
Item 10.    Cover Page                                            Cover Page

Item 11.    Table of Contents                                     Table of Contents

Item 12.    Additional Information About the Registrant           Statement of Additional Information of
                                                                  Marketocracy Funds dated October 28, 2002(1)

Item 13.    Additional Information About the Fund Being Acquired  Statement of Additional Information of
                                                                  Marketocracy Funds dated October 28, 2002(1)

Item 14.    Financial Statements                                  Annual Report of Marketocracy Funds for fiscal
                                                                  year ended June 30, 2002(2)

Part C
Item 15.    Indemnification

Item 16.    Exhibits

Item 17.    Undertakings
-------------

(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A filed October 29, 2002 (File Nos. 333-82833 and 811-09445).

(2) Incorporated herein by reference to the Annual Report of the Registrant on Form N-30D filed August 30, 2002 (File Nos. 333-82833 and 811-09445).



                               MARKETOCRACY FUNDS
                               26888 ALMADEN COURT
                           LOS ALTOS, CALIFORNIA 94022
                           TELEPHONE: 1 (888) 884-8482
                                December __, 2002

Dear Marketocracy Medical Specialists Fund Shareholder:

     We are pleased to invite you to a special meeting of shareholders of MARKETOCRACY MEDICAL SPECIALISTS FUND ("MSF"), a series of MARKETOCRACY FUNDS (the "Trust"). The meeting will be held at __:__ A.M., Pacific Time, on January __, 2003, at ________________ (the "Special Meeting"). The formal Notice of Special Meeting and the related Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. Please review these materials promptly, and if you cannot attend the Special Meeting in person, please vote your proxy ballot promptly.

     Purpose of the Special Meeting - Approval of Proposed Reorganization of MSF. At the Special Meeting, you and the other MSF shareholders will be asked to approve an agreement and plan of reorganization between MSF and MARKETOCRACY MASTERS 100SM FUND, a separate mutual fund series of the Trust ("M100F" and, together with MSF, the "Funds") and the transactions contemplated thereby (the "Reorganization").

     If MSF's shareholders approve the Reorganization:

     o MSF would transfer all of its assets to M100F, in return for shares of M100F at net asset value. In addition, M100F would assume all of the liabilities of MSF.

     o    After these  exchanges,  the shares of M100F  received in exchange for
          MSF's  assets  and   liabilities   would  be   distributed   to  MSF's
          shareholders of record in accordance with their respective interests.

     o    MSF subsequently would be liquidated and dissolved.

If MSF shareholder approval is obtained and the conditions to the Reorganization are satisfied, the Reorganization would occur on or about February __, 2003.

                Anticipated Effects of Proposed Reorganization.

As a result of the Reorganization:

     o You would become a shareholder of M100F instead of MSF, holding shares of equal dollar value.

     o The Reorganization is intended to be tax-free transaction under federal income tax law.

     o The investment objective and investment strategies of MSF differ from those of M100F, and those differences are discussed in more detail in the enclosed Combined Proxy Statement/Prospectus.

     o    However,  the  investment  professional   responsible  for  securities
          selection would not change because Mr. Kendrick Kam serves as the portfolio manager for both MSF and M100F.

     o Also, shareholder fees and expenses and ancillary features and shareholder services are identical for both Funds and would not change because of the Reorganization.

    Potential Benefits. The Reorganization offers several potential benefits:

     o First, the challenging regulatory environment for medical and healthcare companies in recent years has resulted in fewer and delayed new drug approvals. This has made it difficult for MSF, which focuses on some of the more aggressive segments of the medical and healthcare fields, to find and invest in companies unaffected by the recent regulatory difficulties. M100F is not similarly limited.

     o Second, by reorganizing MSF into M100F, shareholders of MSF would gain broader market exposure, as M100F at September 30, 2002, held approximately 1,000 equity positions across all 10 Standard & Poor's sectors in contrast to MSF, which held only 55 equity positions within only one of Standard & Poor's sectors.

     o In addition, Mr. Kam, in managing M100F's portfolio, may use the very powerful research tool currently not used for MSF: Information regarding the hypothetical investments and performances of certain "model" portfolios maintained on the Internet website Marketocracy.com(R), the so-called "m100," which is made up of the 100 (out of over 63,000) model portfolios having the best qualifying performances over specified time periods.

     Board of Trustees Recommendation. THE BOARD OF TRUSTEES OF MARKETOCRACY FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION. The Reorganization and the reasons for the unanimous recommendation of the Board to vote for the Reorganization are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number listed above.

     We welcome your attendance at the Special Meeting of Shareholders. Your vote is important to us. If you are unable to attend the meeting in person, we urge you to vote your proxy ballot by using either one of the convenient methods available, so your shares may be voted according to your instructions.

                                                 Sincerely,


                                                 KENDRICK KAM
                                                 PRESIDENT AND TRUSTEE
                                                 MARKETOCRACY FUNDS


                               MARKETOCRACY FUNDS
                               26888 ALMADEN COURT
                           LOS ALTOS, CALIFORNIA 94022
                           TELEPHONE: 1(888) 884-8482

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                      MARKETOCRACY MEDICAL SPECIALISTS FUND

           To Be Held at __:__ A.M., Pacific Time, on January __, 2003

Dear Marketocracy Medical Specialists Fund Shareholder:

     PLEASE TAKE NOTE THAT a special meeting of shareholders (the "Special Meeting") of MARKETOCRACY MEDICAL SPECIALISTS FUND ("MSF"), a mutual fund series of MARKETOCRACY FUNDS, a Delaware business trust (the "Trust") registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), will be held at __:__ A.M., Pacific Time, on January ___ 2003, at _______________________, for the purpose of considering and voting upon the following proposals:

PROPOSAL  1.  Approval  of  the  Agreement  and  Plan  of  Reorganization   (the
     "Reorganization Agreement") dated ___________, 2002, between the Trust, on behalf of MSF, and the Trust, on behalf of MARKETOCRACY MASTERS 100SM FUND, a separate mutual fund series of the Trust ("M100F"), and the transactions contemplated thereby (the "Reorganization"), pursuant to which MSF would transfer all of its assets to M100F, in return for shares of M100F at net asset value. In addition, M100F at the same time would assume all of the liabilities of MSF. After these exchanges, the shares of M100F received in exchange for MSF's assets and liabilities would be distributed to MSF's shareholders of record in accordance with their respective interests, and MSF subsequently would be liquidated and dissolved. A vote in favor of this Proposal also will constitute a vote in favor of the liquidation and dissolution of MSF and termination of its registration of its registration under the 1940 Act, which are integral parts of the Reorganization Agreement.

PROPOSAL 2. Such other business as may properly come before the Special Meeting or any adjournment(s).

     Proposal 1, including the Reorganization and the Reorganization Agreement (which is attached thereto as Appendix B), is described in the attached Combined Proxy Statement/Prospectus. Shareholders of record as of the close of business on December __, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     THE BOARD OF TRUSTEES OF MARKETOCRACY FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

     Shareholders are requested to mark, date, sign, and return promptly in the enclosed envelope the accompanying proxy ballot, which is being solicited by the Board of Trustees of Marketocracy Funds. This is important to ensure a quorum at the special meeting. Shareholders also may submit their proxies by telephone at 1 (xxx) xxx-xxxx. Proxies may be revoked at any time before they are exercised by submitting to Marketocracy Funds a written notice of revocation or a subsequently dated proxy ballot or by attending the special meeting and voting in person.

                                         By Order of the Board of Trustees,



                                         ELAINE RICHARDS
                                         SECRETARY OF MARKETOCRACY FUNDS


December __, 2002


                               MARKETOCRACY FUNDS
                               26888 ALMADEN COURT
                           LOS ALTOS, CALIFORNIA 94022
                           TELEPHONE: 1 (888) 884-8482


                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated December __, 2002


     The Board of Trustees of MARKETOCRACY FUNDS (the "Trust") is furnishing this Combined Proxy Statement/Prospectus (this "Proxy/Prospectus") to shareholders of MARKETOCRACY MEDICAL SPECIALISTS FUND, a mutual fund series of the Trust ("MSF"), in connection with the Board's solicitation of proxies for the special meeting of MSF shareholders to be held at __:__ A.M., on January __, 2003, at ________________ or any adjournment(s) thereof (the "Special Meeting").

     Purpose of the Special Meeting - Approval of Proposed Reorganization of MSF. At the Special Meeting, MSF shareholders will be asked to approve the Agreement and Plan of Reorganization (the "Agreement") dated ___________, 2002, between the Trust, on behalf of MSF, and the Trust, on behalf of MARKETOCRACY MASTERS 100SM FUND, a separate mutual fund series of the Trust ("M100F" and, together with MSF, the "Funds"), and the transactions contemplated thereby (the "Reorganization").

     If MSF's shareholders approve the Reorganization:

     o MSF would transfer all of its assets to M100F, in return for shares of M100F at net asset value. In addition, M100F would assume all of the liabilities of MSF.

     o    After these  exchanges,  the shares of M100F  received in exchange for
          MSF's  assets  and   liabilities   would  be   distributed   to  MSF's
          shareholders of record in accordance with their respective interests.

     o    MSF subsequently would be liquidated and dissolved.

If MSF shareholder approval is obtained and the conditions to the Reorganization are satisfied, the Reorganization would occur on or about February __, 2003.

     Anticipated  Effects  of  Proposed  Reorganization.  As  a  result  of  the
Reorganization:

     o Each MSF shareholder would become a shareholder of M100F instead of MSF, holding shares of equal dollar value.

     o The Reorganization is intended to be tax-free transaction under federal income tax law.

     o The investment objective and investment strategies of MSF differ from those of M100F, and those differences are discussed in more detail in the enclosed Proxy/Prospectus.

     o    However,  the  investment  professional   responsible  for  securities
          selection would not change because Mr. Kendrick Kam serves as the portfolio manager for both MSF and M100F.

     o Also, shareholder fees and expenses and ancillary features and shareholder services are identical for both Funds and would not change because of the Reorganization.

     Potential Benefits. The Reorganization offers several potential benefits:

     o First, the challenging regulatory environment for medical and healthcare companies in recent years has resulted in fewer and delayed new drug approvals. This has made it difficult for MSF, which focuses on some of the more aggressive segments of the medical and healthcare fields, to find and invest in companies unaffected by the recent regulatory difficulties. M100F is not similarly limited.

     o Second, by reorganizing MSF into M100F, shareholders of MSF would gain broader market exposure, as M100F at September 30, 2002, held approximately 1,000 equity positions across all 10 Standard & Poor's sectors in contrast to MSF, which held only 55 equity positions within one of Standard & Poor's sectors.

     o In addition, Mr. Kam, in managing M100F's portfolio, may use the very powerful research tool currently not used for MSF: Information regarding the hypothetical investments and performances of certain "model" portfolios maintained on the Internet website Marketocracy.com(R), the so-called "m100," which is made up of the 100 (out of over 63,000) model portfolios having the best qualifying performances over specified time periods.

     MSF shareholders should retain this Proxy/Prospectus for future reference because it sets forth concisely the information about the proposed Reorganization and the information about M100F that an MSF shareholder should know before deciding how to vote and to invest in M100F. It is both a proxy statement for the Special Meeting and a prospectus offering shares of M100F. For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus.

     Additional information about MSF and M100F is available in each Fund's prospectus, the Funds' combined Statement of Additional Information (an "SAI"), and the Funds' annual and semi-annual reports to shareholders. The information contained in the prospectuses for MSF and M100F is legally deemed part of this Proxy/Prospectus and is incorporated by reference. The Funds' respective prospectuses dated October 28, 2002, the combined SAI dated October 28, 2002, their annual report to shareholders for the fiscal year ended June 30, 2002, and semi-annual report to shareholders for the fiscal six-month period ended December 31, 2001, previously have been mailed to the Funds' respective shareholders. An SAI dated December __, 2002, relating to this Proxy/Prospectus also is incorporated by reference. Additional copies of any of these documents are available without charge by writing to the address given above or by calling 1 (888) 884-8482. These documents also are available on the SEC website at www.sec.gov

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Proxy/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     No  person  has  been  authorized  to give any  information  or to make any representations not contained in this Proxy/Prospectus in connection with the offer made by this Proxy/Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Proxy/Prospectus does not constitute an offering by M100F in any jurisdiction in which such offering may not lawfully be made.


                                TABLE OF CONTENTS
                                                                            Page

PROPOSAL 1: APPROVE REORGANIZATION OF MARKETOCRACY MEDICAL SPECIALISTS FUND....1

SUMMARY........................................................................1

   OVERVIEW OF THE REORGANIZATION AND REORGANIZATION AGREEMENT.................1
   REASONS FOR THE REORGANIZATION AND OTHER CONSIDERATIONS.....................1
   OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.......2
   OVERVIEW OF SERVICE PROVIDERS...............................................3
   OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE, AND
        OTHER PROCEDURES.......................................................3
   OVERVIEW OF SHAREHOLDER EXPENSES............................................3
   FEDERAL INCOME TAX CONSEQUENCES.............................................3
   PRINCIPAL RISK FACTORS OF M100F.............................................3
   PRINCIPAL RISK FACTORS OF MSF...............................................4

THE REORGANIZATION.............................................................4

   DESCRIPTION OF THE REORGANIZATION AGREEMENT.................................4
   COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES, AND
        PRINCIPAL INVESTMENT STRATEGIES........................................4
   COMPARISON OF INVESTMENT POLICIES AND RESTRICTIONS..........................5
   COMPARISON OF FORM OF BUSINESS ORGANIZATION.................................7
   COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES..............7
   INVESTMENT ADVISORY SERVICES AND FEES.......................................7
      (expenses that are deducted from Fund assets)............................8
   COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION, AND EXCHANGE POLICIES
        AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES........................8
   MATERIAL FEDERAL INCOME TAX CONSEQUENCES....................................8
   CAPITALIZATION.............................................................10

VOTING MATTERS................................................................10

   GENERAL INFORMATION........................................................10
   QUORUM.....................................................................10
   SHAREHOLDER APPROVAL.......................................................11
   PRINCIPAL SHAREHOLDERS.....................................................11
   ANNUAL MEETINGS AND SHAREHOLDER MEETINGS...................................12

ADDITIONAL INFORMATION ABOUT THE TRUST........................................12

   FINANCIAL STATEMENTS.......................................................12
   OTHER BUSINESS.............................................................12
   SHAREHOLDER INQUIRIES......................................................12

APPENDIX A: GLOSSARY..........................................................14

APPENDIX B: AGREEMENT AND PLAN OF REORGANIZATION..............................1

   PROPOSAL 1: APPROVE REORGANIZATION OF MARKETOCRACY MEDICAL SPECIALISTS FUND

                                     SUMMARY

     The following summary is an overview of certain information relating to the proposed Reorganization and is designed to allow you to compare the investment objectives and principal investment strategies, service providers, purchase, redemption, distribution, exchange, and other policies and procedures, fees and expenses, shareholder services, and material investment risks of MSF and M100F and the material federal income tax consequences of the Reorganization. More complete information is contained throughout this Proxy/Prospectus, its Appendices and the prospectus for each Fund.

OVERVIEW OF THE REORGANIZATION AND REORGANIZATION AGREEMENT

     The document that governs the Reorganization is the Reorganization Agreement. The Reorganization and the Reorganization Agreement provide for: (i) the transfer of all of the assets and liabilities of MSF to M100F in exchange for shares of equal value of M100F; and (ii) the distribution of M100F shares to MSF shareholders in liquidation of MSF. The Reorganization is subject to a number of conditions, including approval by shareholders of MSF.

     As a result of the Reorganization, MSF shareholders would become shareholders of M100F and would hold, immediately after the Reorganization, shares of M100F having a total dollar value equal to the total dollar value of the shares of MSF that the shareholders held immediately before the Reorganization. If approved, the Reorganization is expected to occur on or about February __, 2003. The Reorganization is expected to be tax-free under federal income tax law, and MSF shareholders will not pay any sales charge or sales load upon receiving shares of M100F. Furthermore, M100F's investment adviser has agreed to bear all customary expenses of the Reorganization. The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and any extraordinary expenses that may be associated with the Reorganization.

     For  more  information  about  the  Reorganization  and the  Reorganization
Agreement,   see  "The   Reorganization  -  Description  of  the  Reorganization
Agreement."

REASONS FOR THE REORGANIZATION AND OTHER CONSIDERATIONS

     Changing Environment In The Medical/Healthcare Industry. MSF is a sector fund that invests in securities of medical and healthcare companies. The challenging regulatory environment for medical and healthcare companies in recent years has resulted in fewer and delayed new drug approvals, causing many companies in this sector to miss growth projections and earnings estimates. This has made it difficult for the Fund, which focuses on some of the more aggressive segments of the medical and healthcare fields, to find and invest in companies unaffected by the recent regulatory difficulties. This has resulted in a drastic reduction in quality companies in this sector and makes it harder for MSF to maintain a diversified portfolio of companies in the medical/healthcare industry.

     Broader Market Exposure. By reorganizing MSF into M100F, shareholders of MSF would gain broader market exposure, as M100F at September 30, 2002, held approximately 1,000 equity positions across all 10 Standard & Poor's sectors in contrast to MSF, which held only 55 equity positions within one of Standard & Poor's sectors.

     m100 Research Tools. In addition, Mr. Kam, in managing M100F's portfolio, may use the very powerful research tool currently not used for MSF: Information regarding the hypothetical investments and performances of certain "model" portfolios maintained on the Internet website Marketocracy.com(R), the so-called "m100," which is made up of 100 (out of over 63,000) model portfolios having the best qualifying performances over specified time periods.

     Each such model portfolio is a sophisticated computer simulation of an equity mutual fund portfolio managed by a website member, i.e., it is a hypothetical portfolio. Members of Marketocracy.com(R) use these model portfolios and their verifiable and sustained (simulated) performance track records to show how they might perform in managing actual (rather than hypothetical) equity mutual funds. The model portfolios included in an m100 vary over time, i.e., the model portfolios making up the m100 for a one month may not be the same as those making up the m100 for the following month. Similarly, the model portfolios included in an m100 for the immediately preceding quarter may not be the same for those included in an m100 for the immediately preceding year.

     Using these research tools, Mr. Kam and the M100F have outperformed the Standard & Poor's 500 Index(1) from the Fund's inception (November 5, 2001) through September 30, 2002, by 14.8%, (10.2)% to (25.0)%, and has outperformed the NASDAQ Index by 24.2%, (10.2)% to (34.4)%, in very difficult market conditions. During the same time period, MSF's performance was (35.21)%

--------
(1) The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

     Board Considerations. The Board of the Trust unanimously voted to approve the Reorganization Agreement and the Reorganization at a meeting held on October 31, 2002. In connection with such vote, the Trustees considered all relevant documents and information and, among other things:

     1. The changing environment in the medical/healthcare industry that has limited MSF's investment opportunities, especially in more aggressive segments of the medical and healthcare fields.

     2. The broadening of market exposure for MSF shareholders to investments in sectors outside of the medical/healthcare industry through the greater diversification of the portfolio holdings of M100F.

     3.   The use of the m100 research tools by M100F but not by MSF.

     4.   The  increased   flexibility  and  efficiency  of  managing  an  M100F
          portfolio having nearly twice as many assets than does the current M100F portfolio.

     5. M100F's significantly better performance record compared to MSF from November 5, 2001 through September 30, 2002, in very difficult market conditions.

     6. The expectation that the Reorganization transactions will be tax-free under federal income tax laws.

     7. The continuation without change of shareholder fees, expenses and services after the Reorganization for shareholders of MSF and M100F.

     8.   Payment of all Reorganization expenses by M100F's investment adviser.

     9. The continuation without change of M100F's investment policies and restrictions after the Reorganization.

     10. The terms of the Reorganization and the Reorganization Agreement were appropriate and acceptable.

     Based upon their evaluation of the information presented to them and the conclusions referenced above, and in light of their fiduciary duties under federal and state law, the Board of Trustees, including all of the non-interested Trustees, determined that participation by each of MSF and M100F in the Reorganization, as contemplated by the Reorganization Agreement, would be in the best interests of each of MSF and M100F, respectively, and their respective shareholders. In addition, the Board, including all of the non-interested Trustees, further determined that the economic interests of shareholders of each Fund would not be diluted as a result of the proposed Reorganization.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF MSF VOTE TO APPROVE THE REORGANIZATION AGREEMENT AND THE REORGANIZATION.

OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The investment objectives and principal investment strategies of MSF and M100F differ. MSF invests at least 80% of its assets in medical/healthcare companies. M100F invests its assets primarily in common stocks of U.S. and foreign companies of any size and is not constrained by any particular investment style. At any given time, M100F may tend to buy "growth" stocks, "value" stocks or both. For additional information about the similarities and differences between the principal investment strategies of MSF and M100F, see "The Reorganization - Comparison of Investment Management, Investment Objective and Principal Investment Strategies."

OVERVIEW OF SERVICE PROVIDERS

     MSF and M100F have the same portfolio manager, sub-administrator, transfer agent, distributor, custodian, fund accountant and independent accountants. Although MSF and M100F have different advisers (Ingenuity Capital Management LLC ("ICM") and Marketocracy Capital Management LLC ("MCM"), respectively), Mr. Kam holds the largest single beneficial interests in both entities. For more information concerning these service providers, please see the discussion under "The Reorganization - Comparison of Advisory and Other Service Arrangements and Fees."

OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE, AND OTHER PROCEDURES

     The purchase, redemption, distribution, exchange, and other policies and procedures of MSF are identical to those of M100F. For more information concerning these policies and procedures, see "The Reorganization - Comparison of Purchase, Redemption, Distribution, and Exchange Policies and other Shareholder Transactions and Services."

OVERVIEW OF SHAREHOLDER EXPENSES

     The table shows: (i) the current expense ratios of MSF and M100F as of the date of this Proxy/Prospectus]; and (ii) the anticipated PRO FORMA expense ratio of M100F after the Reorganization. The table shows that the PRO FORMA expense ratio of M100F after the Reorganization would be the same as MSF's and M100F's current expense ratio. The expense ratios shown are annualized total operating expense ratios. PRO FORMA expense ratios are based upon current fee arrangements that will continue to remain in place upon consummation of the Reorganization and assume that MSF's shareholders approve the Reorganization.

                     Current  Current Pro Forma After
                     MSF      M100F   Reorganization
-------------------- -------- ------- ---------------
Management Fee       1.50%    1.50%       1.50%
Rule 12b-1 Fees      None     None        None
Administration Fees  0.45%    0.45%       0.45%
                     -----    -----       -----
Total Expense Ratio  1.95%    1.95%       1.95%

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by MSF, M100F, or their respective shareholders. However, the use of MSF's capital loss carry forwards and losses realized upon the sale of MSF assets against future capital gains may be substantially reduced or even eliminated as a result of the Reorganization. See "The Reorganization - Material Federal Income Tax Consequences" for additional information. Since its inception, each Fund believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

PRINCIPAL RISK FACTORS OF M100F

     The following principal investment risks are relevant to an investment in M100F:

     Stock Market Risks: The return on and value of an investment in M100F will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of M100F, M100F's investment adviser or its portfolio manager.

     Stock Selection Risks: The strategies used by M100F's investment adviser in selecting M100F's portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising.

     Small and Medium Companies Risks: M100F may invest in small and medium-size companies, which often have narrower markets and more limited managerial and financial resources than larger, more established companies do. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of M100F's portfolio.

     Foreign Investment Risks: Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

     Internet Reliance Risks: Operation of the Marketocracy.com(R) website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Members' abilities to manage their model portfolios, or M100F's investment adviser to manage M100F's portfolio.

PRINCIPAL RISK FACTORS OF MSF

     The investment risks of MSF and M100F are largely similar, yet differ in several respects. Unlike an investment in M100F, an investment in MSF also is subject to the following risks:

     Risks of Investing in the Medical Industry. MSF will be subject to greater risk because of its concentration of investments in the medical/healthcare industry generally and within specific segments thereof. Some of the special risks include substantial investments in technological research and development that may or may not be successful, potentially rapid obsolescence of products or technology, dependence upon governmental policies regarding reimbursement of healthcare costs, above-average dependence upon proprietary rights such as patents, and above-average governmental regulation, including approval of products and services. Companies in some segments of the medical/healthcare industry may be subject to short product cycles and aggressive pricing which may increase their volatility. The value of investments in the medical/healthcare industry can and often does fluctuate dramatically and may expose you to greater than average financial and market risk. Additionally, companies in this industry are dependent upon consumer and business acceptance as new technologies evolve. Concentrating investments in a single issuer or a group of issuers makes the value of MSF's shares more susceptible to adverse developments affecting a single issuer or industry than a more diversified fund.

     Non-Diversification Risks. As a non-diversified mutual fund, MSF has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

                               THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION AGREEMENT

     As noted in the Summary, the Reorganization Agreement is the governing document of the Reorganization. Among other things, the Reorganization Agreement provides for: (i) the transfer of all of the assets and liabilities of MSF to M100F in exchange for shares of equal value of M100F and (ii) the distribution of the shares of M100F to MSF shareholders in liquidation of MSF. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transactions, and includes a number of conditions to the completion of the Reorganization, such as the requirement that the Trust has received an opinion from Roy Adams, counsel to the Trust, that the exchange of shares contemplated under the Reorganization will be tax-free under federal income tax law.

     The Reorganization Agreement provides that the Reorganization may be terminated by either party before the Effective Time of the Reorganization (which is defined as the day following the Closing of the Reorganization) if certain conditions are not satisfied or at any time prior to the Effective Time of the Reorganization by resolution of the Board of Trustees. At any time before or (to the extent permitted by law) after approval of the Reorganization Agreement by MSF shareholders, the parties may, by written agreement and with or without the approval of its shareholders, amend any of the provisions of the Reorganization Agreement.

     Upon completion of the Reorganization, all outstanding shares of MSF will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of M100F. The Reorganization Agreement provides that M100F's investment adviser, MCM, will bear the customary expenses of the Reorganization.

     A copy of the Reorganization Agreement is attached to this Proxy Statement as Appendix B. To the extent any language in the Reorganization Agreement is inconsistent with the discussion in this Proxy Statement, the terms of the Reorganization Agreement would control.

COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES, AND PRINCIPAL INVESTMENT STRATEGIES

     While MSF is advised by ICM, and M100F is advised by MCM, the portfolios of both MSF and M100F are managed by Mr. Kendrick Kam. Mr. Kam has been the portfolio manager for M100F since its inception in 2001 and for MSF since its inception in 1997.

     The investment objective of MSF is different from that of M100F. The principal investment strategies of MSF also differ from those of M100F, as described in the following table:

         Investment Objective

         MSF:   Seeks long-term growth of capital.

         M100F: Seeks capital appreciation.

     A significant difference between MSF and M100F is that MSF normally invests a much larger percentage of its assets in equity securities of medical/healthcare companies, whereas M100F is not constrained to invest in any particular industry or sector.

     Principal Investment Strategies

     MSF: Under normal circumstances, MSF invests at least 80% of its assets in securities of companies in the medical/healthcare industry. MSF considers the medical/healthcare industry to consist of companies primarily engaged in the design, manufacture or sale of products or services used for or in connection with medicine or healthcare. Such companies include those providing cardiovascular medical devices, minimally invasive surgical tools, pharmaceuticals, generic drugs and managed care providers. MSF's portfolio manager considers a company to be primarily engaged in the medical or healthcare industry if over 50% of the company's actual or anticipated (1) products or services, or
          (2) assets, revenues or profits are related to that industry. At any point in time, however, MSF may invest more than 25% of its assets in any one segment of the medical/healthcare industry. MSF's portfolio manager favors companies with a strong earnings growth outlook and potential for capital appreciation. MSF's portfolio manager uses fundamental analysis to select securities by valuing a company and purchasing its securities if the portfolio manager believes the company's value exceeds its market price. MSF values a company by focusing on the company's fundamental worth.

     M100F: To achieve its goal of capital appreciation, this diversified fund primarily invests in common stocks of U.S. and foreign companies of any size. M100F is not constrained by any particular investment style. At any given time, M100F may tend to buy "growth" stocks, "value" stocks or both. In buying and selling securities for M100F, M100F's investment adviser generally relies on fundamental analysis of the issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. To identify potential candidates for fundamental analysis, M100F's investment adviser may use information regarding the hypothetical investments and performances of certain "model" portfolios maintained on the Internet website Marketocracy.com(R), the so-called "m100" (see below). M100F's investment adviser also generally uses the customary information sources such issuer's annual and other periodic reports, prospectuses, financial newspapers and magazines, corporate rating services, company press releases, inspection of corporate activities, etc. M100F's investment adviser may consider factors such as growth potential, earning estimates and management.

          On Marketocracy.com(R), over 52,000 Marketocracy.com(R) members have created and managed over 63,000 model portfolios. Each such model portfolio is a sophisticated computer simulation of an equity mutual fund portfolio managed by a website member, i.e., it is a hypothetical portfolio. Members of Marketocracy.com(R) use these model portfolios and their verifiable and sustained (simulated) performance track records to show how they might perform in managing actual (rather than hypothetical) equity mutual funds. The so-called "m100" is made up of 100 model portfolios having the best qualifying performances over specified time periods. The model portfolios included in an m100 vary over time, i.e., the model portfolios making up the m100 for a one month may not be the same as the those making up the m100 for the following month. Similarly, the model portfolios included in an m100 for the immediately preceding quarter may not be the same for those included in an m100 for the immediately preceding year.

COMPARISON OF INVESTMENT POLICIES AND RESTRICTIONS

     MSF and M100F have very similar investment policies and investment restrictions, as shown in the table below.

MSF                                       M100F
MSF is a non-diversified fund.            M100F is a diversified fund.



MSF may not:                                                                   M100F may not:
------------                                                                   --------------
     1.  Invest in the securities of any one industry if as a result, more     Same for M100F except that M100F
         than 25% of MSF's total assets would be invested in the securities    does not have the limitations set
         of such industry (except that (a) the foregoing does not apply to     forth for MSF in clauses (b) and
         securities issued or guaranteed by the U.S. Government, its           (c).
         agencies, and instrumentalities; (b) MSF may not invest more than
         20% of its total assets in securities in any one industry other than the medical/healthcare industry for which it may invest more than 25% of its total assets in securities of companies and (c)
         during temporary defensive periods, not less than 80% of MSF's total assets will be invested in the securities of companies engaged in the medical/healthcare industries.

     2.  Underwrite the securities of other issuers, except that MSF           Same for M100F, except that
         may, as indicated in the Prospectus, acquire restricted securities    M100F also may invest in
         under circumstances where, if such securities are sold, MSF           companies that engage in such
         might be deemed to be an underwriter for purposes of the              businesses to the extent authorized
         Securities Act of 1933, as amended.                                   by the Board of Trustees.

     3.  Purchase or sell real estate or interests in real estate, but         Same for M100F.
         MSF may purchase marketable securities of
         companies holding real estate or interests in real estate.

     4. Purchase or sell commodities or commodity contracts, including futures contracts, except that MSF may purchase and sell futures contracts to the extent authorized by the Board of Trustees.

     5.  Make loans to other persons except (a) by the purchase of a portion   Same for M100F.
         of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of
         MSF's total assets, and (b) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of MSF's total assets.

     6.  Purchase securities on margin, except MSF may obtain such             Same for M100F.
         short-term credits as may be necessary for the
         clearance of purchases and sales of securities.

     7.  Borrow money from banks except for temporary or emergency (not        Same for M100F.
         leveraging) purposes, including the meeting of
         redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding
         25% of the value of MSF's total assets at the time any
         borrowing is made. While MSF's borrowings are in excess of 5%
         of its total assets, MSF will not purchase portfolio
         securities.

     8.  Purchase or sell puts and calls on securities, except (a) that        Same for M100F.
         MSF may purchase and sell puts and calls on
         stocks and stock indices.

     9.  Make short sales of securities.                                       Same for M100F.

    10. Participate on a joint or joint and several basis in any securities trading account.

    11.  Purchase the securities of any other investment company except        Same for M100F.
         in compliance with the 1940 Act.

    12.  Issue senior securities except that MSF may borrow money in           Same for M100F.
         amounts up to 25% of the value of its total assets

     With respect to the percentages adopted by the Trust as maximum limitations on each Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.


COMPARISON OF FORM OF BUSINESS ORGANIZATION

     Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a mutual fund's existence and operation. State law and a mutual fund's governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow. MSF and M100F are each separate mutual series of the same Delaware business trust - Marketocracy Funds. Therefore, there is no difference in form of business organization between MSF and M100F.

COMPARISON OF ADVISORY AND OTHER SERVICE ARRANGEMENTS AND FEES

     Aside from their different advisers and administrators, ICM and MCM, respectively, MSF and M100F have the same service providers. Immediately after the Reorganization, these service providers would continue to serve M100F in the capacities indicated below.

    Service Provider                        Name
    --------------------                    --------------------
    Investment Adviser
             MSF:                           Ingenuity Capital Management LLC
                     Portfolio Manager              Kendrick Kam
             M100F:                         Marketocracy Capital Management LLC
                     Portfolio Manager              Kendrick Kam
    Distributor                             Rafferty Capital Markets, Inc.
    Administrator
             MSF:                           Ingenuity Capital Management LLC
             M100F:                         Marketocracy Capital Management LLC
    Sub-Administrator                       U.S. Bancorp Fund Services LLC
    Custodian                               U.S. Bank, N.A.
    Fund Accountant                         U.S. Bancorp Fund Services LLC
    Transfer Agent                          U.S. Bancorp Fund Services LLC
    Independent Accountants                 Tait, Weller & Baker

INVESTMENT ADVISORY SERVICES AND FEES

     ICM and MCM serve as the investment advisers for MSF and M100F, respectively, which pay an advisory fee, computed daily and paid monthly, to ICM and MCM, respectively, based on their respective net assets. Currently the annual advisory fee rate for both MSF and M100F is 1.50% of the Fund's average annual net assets. MSF and M100F also pay an administration fee, computed daily and paid monthly, to ICM and MCM, respectively, based on their respective net assets. Currently the annual administration fee rate for both MSF and M100F is 0.45% of the Fund's average annual net assets. The following tables describe the fees and expenses associated with holding MSF and M100F shares. In particular, the tables (a) compare the fees and expenses as of the date of this Proxy/Prospectus, for shares of MSF and M100F, respectively, and (b) show the estimated fees and expenses for M100F on a PRO FORMA basis after giving effect to the Reorganization. All such estimated fees and expenses are identical.

     The Fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of the date of this Proxy/Prospectus. PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown.


 ----------------------------------------------------------- ------- ------- ---------
 Shareholder Fees                                                            PRO FORMA
 (fees paid directly from your investment)                    MSF     M100F    M100F
 ----------------------------------------------------------- ------- ------- ---------
 Maximum sales charge (load) imposed on purchases            None    None      None
 Maximum sales charge (load) imposed on reinvested dividends None    None      None
 Maximum deferred sales charge (load)                        None    None      None
 Exchange fee                                                None(1) None(1)   None(1)
 Redemption fee                                              None(2) None(2)   None(2)
 Maximum account fee                                         None(3) None(3)   None(3)
 ----------------------------------------------------------- ------- ------- ---------

 ----------------------------------------------------------- ------- -----------------
 Annual Fund Operating Expenses                                              PRO FORMA
 (expenses that are deducted from Fund assets)                MSF    M100F     M100F
 Management Fees                                             1.50%   1.50%     1.50%
 Distribution (12b-1) Fees                                    None    None     None
 Other Expenses(4)                                           0.45%   0.45%     0.45%
 Total Annual Fund Operating Expenses(5)                     1.95%   1.95%     1.95%
 ----------------------------------------------------------- ------- -----------------

(1) The Funds' Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Trust. The Transfer Agent does not charge a transaction fee for written exchange requests.
(2) The Funds' transfer agent charges a wire redemption fee of $15, and IRA accounts are charged a $15 redemption fee.
(3)  IRA Accounts are assessed a $12.50 annual fee.
(4) Each Fund's administrator receives an annual compensation of 0.45% of average daily net assets for Fund administration duties. From this compensation, each Fund's administrator pays all expenses of the Fund.
(5) Under each Fund's Investment Advisory and Management Agreement (dated November 24, 1999, for MSF and dated November 10, 2000 and approved by the Board on behalf of M100F on November 9, 2001), each Fund's investment adviser has contractually agreed that the Fund's total annual operating expenses will be 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. This arrangement is definite until November 23, 2002 and will continue thereafter as long as the Trust's Board of Trustees annually renews each Investment Advisory and Management Agreement.

Example:

This example is intended to help you compare the cost of investing in MSF and M100F with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the shares of a Fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the Fund; your investment has a 5% return each year; and the Fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year      3 Year       5 Year      10 Year
                       ------      -------      ------      -------
MSF                    $ 198        $ 612       $1,052       $2,275
M100F                  $ 198        $ 612       $1,052       $2,275
PRO FORMA M100F        $ 198        $ 612       $1,052       $2,275

COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION, AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES

     An MSF shareholder immediately after the Reorganization will hold an equal total dollar amount of shares of M100F. All of the purchase, redemption, distribution, and exchange policies as well as other shareholder transactions and services applicable to a shareholder's shares will remain unaffected and unchanged by the Reorganization. No sales charges, sales loads, or redemption fees will be imposed in connection with the MSF shareholders' receipt of M100F shares in the Reorganization.


MATERIAL FEDERAL INCOME TAX CONSEQUENCES

     The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to an MSF shareholder. It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Reorganization. Your own tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of MSF shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of MSF shares as part of a hedge, straddle, or conversion transaction; a person that does not hold MSF shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local, or foreign laws, and the effect of possible changes in applicable tax laws.

     The obligations of the Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of Roy W. Adams, Jr. -- Attorney at Law, substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization will be treated as a "reorganization" under Section 368(a) of the Code and that MSF and M100F will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization. Provided that the Reorganization so qualifies, and MSF and M100F are so treated, for U.S. federal income tax purposes, generally:

o Neither MSF nor M100F will recognize any gain or loss as a result of the Reorganization.

o An MSF shareholder will not recognize any gain or loss as a result of the receipt of M100F shares in exchange for such shareholder's MSF shares pursuant to the Reorganization.

o An MSF shareholder's aggregate tax basis in M100F shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in MSF shares held immediately before the Reorganization.

     The tax opinion described above will be based upon facts, representations, and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Trust, on behalf of MSF and M100F, including representations in a certificate to be delivered by the management of the Trust, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. This certificate will include a representation to the effect that M100F has no plan or intention to sell or otherwise dispose of more than sixty-six percent of the assets of MSF acquired in the Reorganization any sooner than MSF would have, had such assets continued to be held by MSF.

     As of June 30, 2002, MSF had accumulated capital loss carryforwards of $980,820 and net unrealized depreciation in its assets of $6,534,251. Due to the Reorganization, MSF's capital loss carryforwards and unrealized gains may be able to be used to offset M100F future capital gains. As of December __, 2002, MSF's total unrealized gain (loss) and realized gain (loss) totaled $X,XXX,XXXX and $X,XXX,XXX, respectively, which will also be used to offset M100F's future capital gains. M100F's ability to use these losses and any additional losses of MSF between July 1, 2002 and the Reorganization (in the case of unrealized losses, once such losses are realized in M100F's hands) to offset its future capital gains may be significantly limited. While the ability of M100F to absorb MSF's realized capital loss carryforwards and unrealized capital losses in the future depends upon a variety of factors that cannot be known in advance, it is expected that substantially all of such losses will become permanently unavailable for use by M100F. Furthermore, the losses of MSF that remain available to M100F will offset capital gains after the Reorganization and thus reduce taxable distributions to a broader group of shareholders than would have been the case absent the Reorganization. Therefore, you may pay more taxes, or pay taxes sooner, than you otherwise would if the Reorganization did not occur.

     Since its formation, each of MSF and M100F believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each of the Funds believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent that it makes distributions of its
taxable  income  and  gains  to  its   shareholders.   In  connection  with  the
Reorganization, MSF may be required to pay one or more distributions, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard for any deduction for distributions paid). You must include any such distributions you receive in your taxable income. To the extent that MSF realizes any capital gain prior to the Reorganization, it expects to have sufficient capital loss carry forwards to offset any such gain, and therefore does not anticipate distributing any such gain.

CAPITALIZATION

     The following tables show the total net assets, number of shares outstanding and net asset value per share of MSF and M100F. This information is generally referred to as the "capitalization." The term "PRO FORMA capitalization" means the expected capitalization of M100F after it has combined with MSF, i.e., as if the Reorganization had already occurred.

     These capitalization tables are based on figures as of the date of this Proxy/Prospectus. The ongoing investment performance and daily share purchase and redemption activity of MSF and M100F affects capitalization. Therefore, the capitalization on the date of the closing of the Reorganization (the "Closing Date") may vary from the capitalization shown in the following tables.


Fund                              Net Assets    Shares Outstanding   Net Asset Value Per Share
Medical Specialist Fund           $ 9,xxx,xxx     1,xxx,xxx.xxx                $x.xx
Marketocracy Masters 100 Fund     $12,xxx,xxx     1,xxx,xxx.xxx                $x.xx
PRO FORMA Combined Fund           $22,xxx,xxx     2,8xx,xxx.xxx                $x.xx


                                 VOTING MATTERS

GENERAL INFORMATION

     This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Special Meeting by the Board of Trustees of the Trust. It is expected that proxies will be solicited primarily by mail. Officers, service contractors, and other agents of the Trust also may solicit proxies by telephone or otherwise. All expenses incurred in connection with such solicitation will be borne by M100F's investment adviser, MCM. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating, and returning the enclosed proxy ballot in the enclosed postage-paid envelope; or (2) by phone at 1 (xxx) xxx-xxxx. Any shareholder submitting a proxy ballot may revoke it at any time before it is exercised at the Special Meeting by submitting a written notice of revocation addressed to MARKETOCRACY FUNDS at the address shown on the cover page of this Proxy/Prospectus, by a subsequently executed proxy ballot or by attending the Special Meeting and voting in person.

     It is expected that officers and employees of the Trust and the Adviser will assist the Trust in soliciting votes from shareholders of MSF at no cost to the Trust.

     Only shareholders of record at the close of business on _______________, 2002 (the "Record Date") will be entitled to vote at the Special Meeting. On that date, MSF had ____________ shares outstanding and entitled to vote. Each whole and fractional share of MSF is entitled to a whole or fractional vote.

     If the accompanying proxy ballot is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

QUORUM

     A quorum is constituted for MSF by the presence in person or by proxy of the holders of more than one-third of the outstanding shares of MSF entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but that have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated in the same manner as abstentions.

     If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement are not received, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. The Special Meeting may be adjourned for a reasonable period of time. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, the persons named as proxies will vote those proxies that they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). The persons named as proxies will vote on such adjournment after consideration of the best interests of all shareholders of each of M100F and MSF.

SHAREHOLDER APPROVAL

     The Reorganization Agreement must be approved by the affirmative vote of a "majority of the outstanding voting securities" of MSF. The term "majority of the outstanding voting securities" for MSF as defined in the 1940 Act means: the affirmative vote of the lesser of (i) 67% of the voting securities of MSF present at the meeting if more than 50% of the outstanding shares of MSF are present in person or by proxy or (ii) more than 50% of the outstanding shares of MSF. A vote of the shareholders of M100F is not being solicited, since their approval or consent is not necessary for the Reorganization.

PRINCIPAL SHAREHOLDERS

     The table below shows the name, address, and share ownership of each person known to the Trust to have ownership with respect to 5% or more of shares of MSF as of the Record Date. Each shareholder is known to own as of record the shares indicated as follows. Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

-------------------- ----------------------------------- ------------------ --------------------
Fund                 Name And Address                    Percentage Of Fund Percentage Of Fund
                                                         Post Closing       Total Shares
-------------------- ----------------------------------- ------------------ --------------------
Marketocracy Medical Charles Schwab & Co Inc.
Specialists Fund     Special Custody Acct
                     For The  Benefit Of Customers
                     Attn Mutual Funds Dept.
                     101 Montgomery Street
                     San Francisco, CA 94104-4122

-------------------- ----------------------------------- ------------------ --------------------
                     National Investor Services Corp
                     Mutual Funds Department
                     55 Water Street 32nd Floor
                     New York, NY 10041-3299

-------------------- ----------------------------------- ------------------ --------------------
                     National Financial Services Corp
                     For Exclusive Benefit Of Customers
                     Attn Mutual Funds Dept
                     200 Liberty Street
                     New York, NY 10281-1003

-------------------- ----------------------------------- ------------------ --------------------
Marketocracy Masters Charles Schwab & Co Inc.
100sm Fund           Special Custody Acct For The
                     Benefit Of Customers
                     Attn Mutual Funds Dept.
                     101 Montgomery Street
                     San Francisco, CA 94104-4122

-------------------- ----------------------------------- ------------------ --------------------
                     National Investor Services Corp
                     Mutual Funds Department
                     55 Water Street 32nd Floor
                     New York, NY 10041-3299

-------------------- ----------------------------------- ------------------ --------------------
                     National Financial Services Corp
                     For Exclusive Benefit Of Customers
                     Attn Mutual Funds Dept
                     200 Liberty Street
                     New York, NY 10281-1003

-------------------- ----------------------------------- ------------------ --------------------


     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of the Record Date, ______________ had voting control of ____% of the outstanding shares of MSF. Accordingly, _______________ may be considered to "control" that Fund. The address of __________________ is
______________________________.

     As of the Record Date, the officers and Trustees of the Trust as a group owned ____% of all outstanding shares of MSF.

ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

     The Trust presently does not hold any annual meeting of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

                     ADDITIONAL INFORMATION ABOUT THE TRUST

FINANCIAL STATEMENTS

     The audited financial statements and financial highlights for shares of MSF and M100F for the annual period ended June 30, 2002, and the unaudited financial statements for shares of MSF and M100F for the semi-annual period ended December 31, 2001, are incorporated by reference in their respective prospectus or combined statement of additional information, or in the SAI related to this Proxy/ Prospectus.

     The annual financial statements and financial highlights of MSF and M100F for the year ended June 30, 2002, have been audited by Tait, Weller & Baker, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI relating to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

OTHER BUSINESS

     The Board knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention that proxies not containing specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


SHAREHOLDER INQUIRIES

     Shareholders may find more information about MSF and M100F in the following documents:

     Annual And Semi-Annual Reports
     The annual and semi-annual reports contain information about MSF's and M100F's investments and performance, their financial statements, and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period.

     Statement Of Additional Information
     The SAI for MSF and M100F contains additional information about each Fund and its investment policies. The SAI is legally part of each Fund's prospectus (it is incorporated by reference therein). Copies have been filed with the SEC.

     Shareholders may obtain free copies of these documents, request other information about the Funds and make shareholder inquiries by contacting MARKETOCRACY FUNDS:

      By telephone:                      1 (888) 884-8482

      By mail:                           MARKETOCRACY FUNDS
                                         c/o U.S. Bancorp Fund Services, LLC
                                         615 E. Michigan Street
                                         Milwaukee, WI 53202

      On the Internet:                   FUNDS.MARKETOCRACY.COM

     Information about MSF and M100F can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at WWW.SEC.GOV, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                              APPENDIX A: GLOSSARY

Term Used in Proxy/Prospectus       Definition

1933 Act............................Securities Act of 1933, as amended
1934 Act............................Securities Exchange Act of 1934, as amended
1940 Act............................Investment Company Act of 1940, as amended
Adviser(s)..........................Marketocracy Capital Management LLC (M100F) and Ingenuity Capital Management LLC (MSF)
Advisory Agreement(s)...............Investment Advisory Agreement between ICM and the Trust dated November 24, 1999 with respect to Medical Specialist Fund and Investment Advisory Agreement between ICM and the Trust dated November 10, 2000 and approved November 9, 2001 with respect to the
                                    Marketocracy Marketocracy Masters 100 Fund.
Board...............................The Board of Trustees of Marketocracy Funds
Closing.............................Closing of the Reorganization, expected to occur on or about_______________, 2003
Code................................Internal Revenue Code of1986, as amended
Fund(s).............................MSF and M100F
ICM.................................Ingenuity Capital Management LLC
M100F...............................Marketocracy Masters 100 Fund,a series of Marketocracy Funds
MCM.................................Marketocracy Capital Management LLC
MSF.................................Marketocracy Medical Specialists Fund, a series of Marketocracy Funds
Proxy/Prospectus....................This Combined Proxy Statement/Prospectus dated ___________ __, 2002
Reorganization......................The transactions provided for in the Reorganization Agreement Reorganization
Agreement...........................The Agreement and Plan of Reorganization dated___________,2002 by and between
                                    Marketocracy Funds, on behalf of Marketocracy Medical Specialists Fund, and  Marketocracy Funds, on behalf of the Marketocracy Masters 100
                                    Fund.
SAI.................................Statement of Additional Information
SEC.................................United States Securities and Exchange Commission. Special
Meeting.............................The shareholder meeting of MSF that will be held at _____ A.M., Pacific
                                    Time, on _____________, 2002, at _________________.
Trust...............................Marketocracy Funds




                APPENDIX B: AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this __th day of November, 2002, by and between the MARKETOCRACY MASTERS 100 FUND (the "Acquiring Fund") and MARKETOCRACY MEDICAL SPECIALISTS FUND (the "Acquired Fund"), each of which is a series of MARKETOCRACY FUNDS, a Delaware business trust (the "Trust").

     WHEREAS, the Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the parties desire that the Fund Assets and Liabilities (as defined below) of the Acquired Fund be conveyed to, and acquired and assumed by, the Acquiring Fund in exchange for shares of equal U.S. dollar value of the Acquiring Fund, which shares of the Acquiring Fund shall thereafter promptly be distributed to the shareholders of the Acquired Fund in connection with its liquidation as described in this Agreement (such acquisition and assumption of the Acquired Fund's Fund Assets and Liabilities by the Acquiring Fund shall be referred to as the "Reorganization"); and

     WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization," within the meaning of
Section 368(b) of the Code, with respect to the Reorganization.

     NOW, THEREFORE, the parties agree as follows:

     1. CONVEYANCE OF FUND ASSETS AND LIABILITIES OF THE ACQUIRED FUND.

          (a) Except as provided below, at the Effective Time of the Reorganization (as defined in Section 8) all assets of every kind, and all interests, rights, privileges and powers of the Acquired Fund (the "Fund Assets"), subject to all liabilities of the Acquired Fund existing as of the Effective Time of the Reorganization (the "Liabilities"), shall be transferred by the Acquired Fund to the Acquiring Fund and shall be accepted and assumed by the Acquiring Fund, as more particularly set forth in this Agreement, such that at and after the Effective Time of the
     Reorganization: (i) all Fund Assets of the Acquired Fund shall become the assets of the Acquiring Fund; and (ii) all Liabilities of the Acquired Fund shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if originally incurred by the Acquiring Fund.

          (b) It is understood and agreed that (i) the Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including without limitation dividend and interest receivables) owned or exercisable by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the Acquired Fund's books and (ii) the Liabilities of the Acquired Fund shall include all liabilities, whether known or unknown, accrued or unaccrued, absolute or contingent, in all cases, existing at the Effective Time of the Reorganization.

          (c) It is understood and agreed that the Acquired Fund may sell any of the securities or other assets it holds prior to the Effective Time of the Reorganization but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date (as defined in Section 8), the Acquiring Fund will advise the Acquired Fund of any investments held by the Acquired Fund that the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. The Acquired Fund, if requested by the Acquiring Fund, will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements. In addition, if it is determined that the investment portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would investments exceeding certain percentage limitations applicable to the Acquiring Fund, then the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Reorganization. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date to the extent that the management of the Trust deems necessary or appropriate.

          (d) The Fund Assets shall be transferred and conveyed to the Acquiring Fund on the following basis:

               (1) In exchange for the transfer of the Fund Assets, the Acquiring Fund shall simultaneously issue to the Acquired Fund at the Effective Time of the Reorganization full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the net value of the Fund Assets minus Liabilities so conveyed and assumed, all determined in accordance with this Agreement. In this regard, the number of full and fractional shares of the Acquiring Fund delivered to the Acquired Fund shall be determined by dividing the value of the Fund Assets minus Liabilities, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of computed in the manner and as of the time and date set forth in this Agreement.

               (2) The net asset value of shares to be delivered by the Acquiring Fund, and the net value of the Fund Assets minus Liabilities to be conveyed by the Acquired Fund and assumed by the Acquiring Fund, shall, in each case, be determined as of the Valuation Time (as defined in Section 3). The net asset value of shares of the Acquiring Fund shall be computed in accordance with its then current valuation procedures as set forth in the Acquiring Fund's prospectus and statement of additional information. In determining the value of the Fund Assets, each security to be included in the Fund Assets shall be priced in accordance with the Acquiring Fund's then current valuation procedures. In no event shall the same security held by both the Acquired Fund and the Acquiring Fund be valued at different prices.

               (3) No formula will be used to adjust the net asset value of the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

               (4) The Acquiring Fund shall issue its shares to the Acquired Fund on one share deposit receipt registered in the name of the
          Acquired Fund. In connection with its liquidating distribution pursuant to Section 2 hereof, the Acquired Fund shall redeliver such share deposit receipt to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for the Acquired Fund's shareholders of record in accordance with written instructions furnished by the Acquired Fund as provided in Section 2 hereof.

     2. LIQUIDATION OF THE ACQUIRED FUND. At the Effective Time of the Reorganization, the Acquired Fund shall make a liquidating distribution to its shareholders as follows:

          (a) Shareholders of record of the Acquired Fund shall be credited with full and fractional shares of the shares that are issued by the Acquiring Fund in connection with the Reorganization corresponding to the Acquired Fund shares that are held of record by the shareholder at the Effective Time of the Reorganization. Each such shareholder also shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Reorganization with respect to the
     Acquired Fund shares that are held of record by the shareholder at the Effective Time of the Reorganization, and the Trust shall cause the Acquiring Fund's transfer agent to record on its books the ownership of the Acquiring Fund shares by such shareholders (the "Transferor Record Holders").

          (b) All of the issued and outstanding shares of the Acquired Fund at the Effective Time of the Reorganization shall be redeemed and canceled on the books of the Trust at such time.

          (c) As soon as reasonably possible after the Effective Time of the Reorganization, the Trust shall wind up the affairs of the Acquired Fund and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, with respect to the Acquired Fund, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with all applicable laws. Subject to the provisions of this Agreement, at an appropriate time as determined by the officers of the Trust, upon the advice of counsel, the Acquired Fund will be dissolved and unwound under the laws of the State of Delaware and the Trust's Amended and Restated Agreement and Declaration of Trust.

     3. VALUATION TIME. The "Valuation Time" shall be 4:00 p.m. Eastern Time on the Closing Date (as defined in Section 8 hereof) or such earlier or later time as may be mutually agreed to in writing by the parties hereto.

     4. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND. The Trust, on behalf of itself and, where appropriate, on behalf of the Acquired Fund, represents and warrants as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly formed, validly existing and in good standing under the laws of the State of Delaware. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

          (b) The Trust has the power to own all of the Acquired Fund's properties and assets and to consummate the transactions contemplated herein, on behalf of the Acquired Fund and has or will have at the Effective Time of the Reorganization all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement, subject to the approval of shareholders referred to in Section 7 hereof.

          (c) This Agreement has been duly authorized by the Board of Trustees of the Trust on behalf of the Acquired Fund, and has been executed and delivered by duly authorized officers of the Trust, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 7 hereof, the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Declaration of Trust or the By-Laws of the Trust, or any material agreement or arrangement to which the Trust is a party or by which it is bound.

          (d) The Acquired Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, including without limitation Section 851 and 852 of the Code, as of and since its formulation; and it qualifies and shall continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

          (e) The Trust has valued, and will continue to value, the portfolio securities and other assets of the Acquired Fund in accordance with applicable legal requirements.

          (f) The combined proxy statement/prospectus and form of proxy included within the Trust's registration statement on Form N-14 relating to the Reorganization filed with the SEC on or about November 12, 2002, as amended or supplemented by any amendments or supplements filed with the SEC by the Trust (the "N-14 Registration Statement") from its effective date with the SEC through the time of the shareholder meeting referred to in Section 7 hereof, the Valuation Date, the Closing Date, and the Effective Time of the Reorganization, insofar as they relate to the Trust or the Acquired Fund
     (i) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and
     (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (g) All of the issued and outstanding shares of the Acquired Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

          (h) The Trust shall operate the business of the Acquired Fund in the ordinary course between the date hereof and the Effective Time of the Reorganization, except that the Trust shall complete all measures in respect of the Acquired Fund prior to the Effective Time of the Reorganization to ensure that Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganization. Notwithstanding anything herein to the contrary, the Trust shall take all appropriate action necessary in order for the Trust to receive the legal opinion(s) provided for in Sections 9(g) and 10(g).

          (i) At the Effective Time of the Reorganization, and except for the approval of shareholders referred to in Section 7 hereof, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such assets. At the Effective Time of the Reorganization, subject only to the delivery of the Fund Assets (and any such other assets and liabilities as contemplated by this Agreement), the Trust will, on behalf of the Acquiring Fund, acquire the Fund Assets (and any such other assets) subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund and, except as described in the next sentence, without any restrictions upon the transfer thereof. Except as disclosed as unregistered securities on the Acquired Fund's audited schedule of portfolio investments as of June 30, 2002, as supplemented with such changes as the Acquired Fund shall make after June 30, 2002, which changes shall be disclosed to the Acquiring Fund, no registration under the 1933 Act of any of the Fund Assets would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Acquired Fund or the Acquiring Fund.

          (j) At the Effective Time of the Reorganization, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of the Trust,
     (i) no such return or report shall be currently under audit and (ii) no assessment shall have been asserted with respect to such returns or reports.

          (k) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (l) Since June 30, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (l), a decline in net asset value per share of Acquired Fund shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

          (m) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for the Acquired Fund at and for the year ended June 30, 2002, such statements and schedules having been audited by Tait, Weller & Baker, independent accountants to the Acquired Fund, fairly present the financial position of the Acquired Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles in the United States of America.

          (n) The Acquired Fund has no known liabilities or obligations of a material nature, contingent or otherwise, other than those shown as belonging to it on its audited statement of assets and liabilities as of June 30, 2002, and those incurred in the ordinary course of the Acquired Fund's business as an investment company since that date. Prior to the Effective Time of the Reorganization, the Acquired Fund will advise the Acquiring Fund of all known material liabilities and obligations, contingent or otherwise, incurred by it subsequent to June 30, 2002, whether or not incurred in the ordinary course of business.

          (o) Except as to Fund Assets otherwise disclosed as unregistered securities pursuant to Section 1(i) hereof, no registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquired Fund or the Acquiring Fund.

     5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND. The Trust, on behalf of itself and where appropriate, on behalf of the Acquiring Fund, represents and warrants as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust which is a business trust duly formed, validly existing and in good standing under the laws of the State of Delaware and is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

          (b) The Trust has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has or will have at the Effective Time of the Reorganization all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement, subject to the approval of shareholders referred to in Section 7 hereof.

          (c) This Agreement has been duly authorized by the Board of Trustees of the Trust on behalf of the Acquiring Fund, and executed and delivered by duly authorized officers of the Trust, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Declaration of Trust of the Trust or any material agreement or arrangement to which it is a party or by which it is bound.

          (d) The Acquiring Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, including without limitation Section 851 and 852 of the Code, as of and since its formation; and it qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

          (e) The Trust has valued, and will continue to value, the portfolio securities and other assets of the Acquiring Fund in accordance with applicable legal requirements.

          (f) The N-14 Registration Statement from its effective date with the SEC through the time of the shareholder meeting referred to in Section 7 hereof (the "Meeting Date"), the Valuation Date, the Closing Date, and at the Effective Time of the Reorganization, insofar as it relates to the Trust or the Acquiring Fund (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (g) All of the issued and outstanding shares of the Acquiring Fund have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

          (h) The shares of the Acquiring Fund to be issued and delivered to the Acquired Fund for the account of the shareholders of the Acquired Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund and without any restrictions upon the transfer thereof. No shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect to such shares of the Acquiring Fund.

          (i) The Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time of the Reorganization, except that the Trust shall complete all measures in respect of the Acquired Fund prior to the Effective Time of the Reorganization to ensure that Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code, regardless of whether such measures are in the ordinary course, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganizations. Notwithstanding anything herein to the contrary, the Trust shall take all appropriate action necessary in order for the Trust to receive the legal opinion(s) provided for in Sections 9(g) and 10(g).

          (j) At the Effective Time of the Reorganization, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of the Trust,
     (i) no such return or report shall be currently under audit and (ii) no assessment shall have been asserted with respect to such returns or reports.

          (k) Except as otherwise disclosed in writing to and accepted by the Trust on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquiring Fund's knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

          (l) Since June 30, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to an accepted by the Acquired Fund. For purposes of this subparagraph (l), a decline in net asset value per share of the Acquiring Fund shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change.

          (m) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for the Acquiring Fund at and for the year ended June 30, 2002, such statements and schedules having been audited by Tait, Weller & Baker, independent accountants to the Acquired Fund, fairly present the financial position of the Acquiring Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles in the United States of America.

          (n) The Acquiring Fund has no known liabilities or obligations of a material nature, contingent or otherwise, other than those shown as belonging to it on its audited statement of assets and liabilities as of June 30, 2002, and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since that date. Prior to the Effective Time of the Reorganization, the Acquired Fund will advise the Acquiring Fund of all known material liabilities and obligations, contingent or otherwise, incurred by it subsequent to June 30, 2002, whether or not incurred in the ordinary course of business.

     6. REGULATORY FILINGS. As soon after the date hereof, the Trust will file the N-14 Registration Statement with the SEC.

     7. SHAREHOLDER ACTION. After the effective date of the N-14 Registration Statement, the Trust shall hold a meeting of the shareholders of the Acquired Fund for the purpose of considering and voting upon:

          (a) Approval of this Agreement and the Reorganization contemplated hereby; and

          (b) Such other matters as may be determined by the Board of Trustees of the Trust.

     8. CLOSING DATE, EFFECTIVE TIME OF THE REORGANIZATION. The "Closing Date" shall be [Date] 2003, or such earlier or later dates as the parties shall agree. Delivery of the Fund Assets and the shares of the Acquiring Fund to be issued pursuant to Section 1 and the liquidation of the Acquired Fund pursuant to
Section 2 shall occur on the day following the Closing Date, whether or not such day is a business day, or on such other date, and at such place and time, as may be mutually agreed, by the parties hereto. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Reorganization." To the extent any Fund Assets are, for any reason, not transferred at the Effective Time of the Reorganization, the Trust shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

     9. CONDITIONS TO THE TRUST'S OBLIGATIONS ON BEHALF OF THE ACQUIRING FUND. The obligations of the Trust, on behalf of the Acquiring Fund, hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the Reorganization shall have been approved by the Board of Trustees of the Trust on behalf of the Acquired Fund and by a requisite vote of the shareholders of the Acquired Fund in the manner required by the Trust's Amended and Restated Declaration of Trust, By-Laws, applicable law and this Agreement, on or before the Valuation Time.

          (b) All representations and warranties of the Trust made on behalf of the Acquired Fund in this Agreement shall be true and correct in all material respects as if made at and as of the Meeting Date, the Valuation Time, the Closing Date and the Effective Time of the Reorganization, and the Acquired Fund shall have complied with all of the covenants and agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each such Time or Date.

          (c) The Trust, on behalf of the Acquired Fund, shall have delivered to the Trust, on behalf of the Acquiring Fund, a statement of assets and liabilities of the Acquired Fund (including without limitation the Fund Assets and Liabilities), showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets, with values determined as provided in Section 2 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Closing Date, to the effect that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since June 30, 2002, other than changes in the Fund Assets since that date or changes in the market value of the Fund Assets, or changes due to net redemptions of Acquired Fund shares, dividends paid or losses from operations.

          (d) The Trust, on behalf of the Acquired Fund, shall have duly executed and delivered to the Trust, on behalf of the Acquiring Fund, such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Trust, on behalf of the Acquiring Fund, may deem necessary or desirable to transfer all of the Acquired Fund's rights, title and interest in and to the Fund Assets.

          (e) The Trust, on behalf of the Acquired Fund, shall have delivered to the Trust, receiving in the name of the Acquiring Fund, a certificate executed in the Acquired Fund's name by its (i) President or Vice President and (ii) Secretary or Assistant Secretary, dated as of the Closing Date, to the effect that (x) the representations and warranties of the Trust on behalf of the Acquired Fund made in this Agreement are, and will be, true and correct at and as of the Meeting Date, the Valuation Time, the Closing Date and the Effective Time of the Reorganization, (y) the Acquired Fund has, and will have, complied with all of the covenants and agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each such Time or Date, and (z) the Fund Assets include only assets which the Acquiring Fund may properly acquire under its investment objective, policies and limitations and may otherwise be lawfully acquired by the Acquiring Fund.

          (f) The Trust shall have received an opinion of Roy W. Adams, Jr., Attorney at Law ("Trust Counsel"), upon which the Acquiring Fund and its shareholders may rely, in form and substance reasonably satisfactory to the Trust based upon representations made in certificates provided by the Trust, and/or its affiliates and/or principal shareholders of the Acquiring Fund and/or the Acquired Fund to Trust Counsel and dated as of the Closing Date, substantially to the effect that the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a party to a reorganization", within the meaning of Section 368(b)of the Code, with respect to the Reorganization.

          (g) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Trust, contemplated by the SEC.

          (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (j) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, the Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of
     Section 852(b) of the Code (determined without regarding Section 852(b)(2)(D) of the Code), (ii) excess of (A) the amount specified in
     Section  852(a)(1)(B)(i)  of the Code  over  (B) the  amount  specified  in
     Section 852(a)(1)(B)(ii) of the Code, and (iii) "net capital gain" (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before Effective Time.

          (k) All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to the Acquiring Fund.

     10. CONDITIONS TO THE TRUST'S OBLIGATIONS ON BEHALF OF THE ACQUIRED FUND. The obligations of the Trust, on behalf of the Acquired Fund, hereunder shall be subject to the following conditions precedent:

          (a) This Agreement and the Reorganization shall have been approved by the Board of Trustees of the Trust on behalf of the Acquiring Fund and by a requisite vote of the shareholders of the Acquired Fund in the manner required by the Trust's Amended and Restated Declaration of Trust, By-Laws, applicable law and this Agreement, on or before the Valuation Time.

          (b) All representations and warranties of the Trust made on behalf of the Acquiring Fund in this Agreement shall be true and correct in all material respects as if made at and as of the Meeting Date, the Valuation Time, the Closing Date and the Effective Time of the Reorganization, and the Acquiring Fund shall have complied with all of the covenants and agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each such Time or Date.

          (c) The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust, on behalf of the Acquired Fund, a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 2 of this Agreement, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Closing Date, to the effect that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since June 30, 2002, other than changes in portfolio securities since that date, or changes in the market value of the portfolio securities, or changes due to net redemptions of Acquired Fund shares, dividends paid or losses from operations.

          (d) The Trust, on behalf of the Acquiring Fund, shall have issued and delivered to the Trust, receiving on behalf of the Acquired Fund, the Acquiring Fund's shares as provided in this Agreement.

          (e) The Trust, on behalf of the Acquiring Fund, shall have issued and delivered to the Trust, receiving on behalf of the Acquired Fund, a written assumption of liabilities executed in the Acquiring Fund's name by its (i) President or Vice President and (ii) Secretary or Assistant Secretary, dated as of the Closing Date, pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

          (f) The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust, receiving in the name of the Acquired Fund, a certificate executed in the Acquiring Fund's name by its (i) President or Vice President and (ii) Secretary or Assistant Secretary, dated as of the Closing Date, to the effect that (x) the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are, and will be, true and correct at and as of the Meeting Date, the Valuation Time, the Closing Date and the Effective Time of the Reorganization, and
     (y) the Acquired Fund has, and will have, complied with all of the covenants and agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each such Time or Date.

          (g) The Trust shall have received an opinion of Trust Counsel, upon which the Acquired Fund and its shareholders may rely, in form and substance reasonably satisfactory to the Trust, based upon representations made in certificates provided by the Trust, and/or its affiliates and/or principal shareholders of the Acquiring Fund and/or the Acquired Fund to Trust Counsel, and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes, the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust, contemplated by the SEC.

          (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain, prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

          (j) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (k) The Trust on behalf of the Acquiring Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

          (l) All proceedings taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to the Acquired Fund.

     11. TAX MATTERS

          (a) The Trust hereby represents and warrants on behalf of the Acquiring Fund and the Acquired Fund that each shall use its best efforts to cause the Reorganization to qualify, and will not (whether before or after consummation of the Reorganization) take any actions that could prevent the Reorganization from qualifying, as a "reorganization" under the provisions of Section 368 of the Code.

          (b) Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of the Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will comply with the record keeping and information filing requirements of
     Section 1.368-3 of the Treasury Regulation in accordance therewith.

     12. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund set forth in this Agreement shall survive (i) the delivery of the Fund Assets to the Acquiring Fund, (ii) the issuance of the shares of the Acquiring Fund to the Acquired Fund's shareholders and (iii) the assumption of the Acquired Fund's liabilities by the Acquiring Fund, at the Effective Time of the Reorganization.

     13. TERMINATION OF AGREEMENT. This Agreement may be terminated by a party at or, in the case of Subsection 13(c), below, at any time prior to, the Effective Time of the Reorganization by a vote of a majority of its Board members as provided below:

          (a) By the Trust on behalf of the Acquiring Fund if the conditions set forth in Section 9 are not satisfied as specified in said Section.

          (b) By the Trust on behalf of the Acquired Fund if the conditions set forth in Section 10 are not satisfied as specified in said Section.

          (c) By resolution of the Trust's Board of Trustees if circumstances should develop that, in its opinion, make proceeding with the agreement inadvisable.

     14. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of California applied to agreements between residents of that State entered into and performed entirely within that State, except to the extent preempted by federal law.

     15. BROKERAGE FEES AND EXPENSES.

          (a) The Trust  represents  and  warrants  that there are no brokers or
     finders   entitled  to  receive  any  payments  in   connection   with  the
     transactions provided for herein.

          (b) Marketocracy Capital Management LLC will be responsible for the expenses related to entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated.

     16. AMENDMENTS. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Transferor Record Holders under this Agreement to the detriment of such Transferor Record Holders, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining its shareholders' further approval.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.

MARKETOCRACY FUNDS
On behalf of Marketocracy Medical Specialists Fund

 By: /s/ Kendrick Kam
     -------------------------------
 Name:  Kendrick Kam
 Title:  President

MARKETOCRACY FUNDS
On behalf of Marketocracy Masters 100 Fund

 By: /s/ Stuart R. Brunet
     -------------------------------
Name:  Stuart R. Brunet
Title:  Vice President


Agreed to and accepted with respect to Section 15(b) hereof only:

MARKETOCRACY CAPITAL MANAGEMENT LLC

 By: /s/ Stuart R. Brunet
     -------------------------------
Name:  Stuart R. Brunet
Title:  President

           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER __, 2002

                               MARKETOCRACY FUNDS
                               26888 ALMADEN COURT
                           LOS ALTOS, CALIFORNIA 94022
                            TELEPHONE: 1.888.884.8482

   JANUARY __, 2003 SPECIAL MEETING OF SHAREHOLDERS OF MEDICAL SPECIALIST FUND

     This SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated the date hereof, for the Special Meeting of Shareholders of MARKETOCRACY MEDICAL SPECIALISTS FUND ("MSF") to be held on January __, 2003. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling MARKETOCRACY FUNDS at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

INCORPORATION OF DOCUMENTS BY REFERENCE
IN THIS STATEMENT OF ADDITIONAL INFORMATION

     Further information about MSF and MARKETOCRACY MASTERS 100 FUND ("M100F") is contained in (and incorporated herein by reference) the current prospectuses and combined SAI for the Funds dated October 28, 2002, which have been filed electronically with the SEC.

     The Annual Reports for MSF and M100F, including their audited financial statements and related Report of Independent Certified Public Accountants for the year ended June 30, 2002, are incorporated herein by reference. The Semi-Annual Reports for MSF and M100F, including their unaudited financial statements for the period ended December 31, 2001, are incorporated herein by reference. These reports have been filed electronically with the SEC.



                                TABLE OF CONTENTS

         GENERAL INFORMATION                                                  1
         FINANCIAL STATEMENTS                                                 1


GENERAL INFORMATION

     The Reorganization contemplates the transfer of the assets and liabilities of MSF to M100F in exchange for shares of M100F of equal value. The shares issued by M100F will have an aggregate dollar value equal to the aggregate dollar value of the shares of MSF that are outstanding immediately before the closing of the Reorganization.

     Immediately after the Closing Date, MSF will distribute the shares of M100F received in the Reorganization to its shareholders in liquidation of MSF. Each shareholder owning shares of MSF on the Closing Date will receive shares of M100F, and will receive any unpaid dividends or distributions (if any) that were declared before the Closing Date on MSF's shares. MARKETOCRACY FUNDS will establish an account for each former shareholder of MSF reflecting the number of M100F shares distributed to that shareholder. If the Reorganization Agreement is approved and consummated, MSF will transfer all of its assets and liabilities, as of the Closing Date, and all outstanding shares of MSF will be redeemed and canceled in exchange for shares of M100F.

     For further information about the transaction, see the Proxy/Prospectus.

FINANCIAL STATEMENTS

     The Annual Reports for MSF and M100F, including their audited financial statements and related Report of Independent Certified Public Accountants for the year ended June 30, 2002, are incorporated herein by reference. The following tables reflect the unaudited pro forma financial statements of the Funds as of the fiscal year ended June 30, 2002 and the fiscal quarter ended September 30, 2002.

Pro Forma Financial Statements as of June 30, 2002 and September 30, 2002

|X|      Portfolio of Investments
|X|      Statement of Assets and Liabilities
|X|      Statements of Operations
|X|      Financial Notes


Masters 100 Fund
                                      Portfolio of Investments
                                      June 30, 2002
Masters     Medical                                                                   Medical
  100    Specialists Combined                                       Masters 100      Specialists  Combined
 Shares     Shares    Shares                                           Value            Value       Value
                               --------------------------------------------------------------------------------
                               Common Stocks - 97.0%                  $ 7,046,845    $ 11,977,704  $19,024,549
                               --------------------------------------------------------------------------------
                                    (Cost $7,010,598)
                               Consumer Discretionary - 9.8%            1,931,118                    1,931,118
                                                                    --------------               --------------
    200                    200 1-800-FLOWERS.COM                 *          2,232                        2,232
     50                     50 4KIDS ENTERTAINMENT               *          1,035                        1,035
    200                    200 800 AMERICA.COM                   *            458                          458
    100                    100 AARON RENTS                                  2,395                        2,395
    400                    400 ABERCROMBIE & FITCH               *          9,648                        9,648
    450                    450 ACRES GAMING                      *          2,061                        2,061
  1,900                  1,900 ACT TELECONFERENCING              *          5,510                        5,510
    350                    350 ACTION PERFORMANCE                *         11,060                       11,060
     50                     50 ADVANCE AUTO PARTS                *          2,726                        2,726
    100                    100 AFTERMARKET TECH                  *          1,920                        1,920
                               ALLIANCE ATLANTIS COMMUNICATIONS
    200                    200 - CL.B                            *          2,480                        2,480
    200                    200 ALLIANCE GAMING                   *          2,444                        2,444
    500                    500 AMAZON.COM                        *          8,125                        8,125
    250                    250 AMBASSADORS GROUP                 *          3,590                        3,590
    250                    250 AMC ENTERTAINMENT                 *          3,550                        3,550
    150                    150 AMERICAN AXLE & MANUFACTURING     *          4,461                        4,461
    300                    300 AMERICAN EAGLE OUTFITTERS         *          6,342                        6,342
    300                    300 AMERICAN GREETINGS - CL.B                    4,998                        4,998
    150                    150 ANDERSONS                                    2,040                        2,040
    150                    150 ANN TAYLOR STORES                 *          3,809                        3,809
  1,700                  1,700 AOL TIME WARNER                   *         25,007                       25,007
    900                    900 APAC CUSTOMER SERVICE             *          5,310                        5,310
    575                    575 APPLEBEE'S                                  13,195                       13,195
    100                    100 APPLICA                           *          1,240                        1,240
    200                    200 ARK RESTAURANTS                   *          1,636                        1,636
     50                     50 ARVINMERITOR                                 1,200                        1,200
    700                    700 AUTONATION                        *         10,150                       10,150
     50                     50 AUTOZONE                          *          3,865                        3,865
     50                     50 AZTAR                             *          1,040                        1,040
    100                    100 BACK YARD BURGERS                 *          1,115                        1,115
    450                    450 BALLY TOTAL FITNESS               *          8,420                        8,420
     50                     50 BARNES & NOBLE                    *          1,322                        1,322
    150                    150 BASSETT FURNITURE                            2,925                        2,925
    135                    135 BEAZER HOMES USA                  *         10,800                       10,800
    100                    100 BED BATH AND BEYOND               *          3,774                        3,774
    300                    300 BEST BUY                          *         10,890                       10,890
    200                    200 BIG LOTS                          *          3,936                        3,936
     50                     50 BJ'S WHOLESALE CLUB               *          1,925                        1,925
    150                    150 BLAIR                                        3,837                        3,837
    500                    500 BLOCKBUSTER                                 13,450                       13,450
    100                    100 BLYTH                                        3,122                        3,122

    250                    250 BOB EVANS FARMS                              7,870                        7,870
  1,250                  1,250 BON-TON STORES                    *          5,875                        5,875
  1,150                  1,150 BOOKS A MILLION                   *          4,198                        4,198
    350                    350 BOSTON ACOUSTICS                             4,767                        4,767
     50                     50 BOWL AMERICA  - CL. A                          563                          563
    750                    750 BOYD GAMING                       *         10,800                       10,800
  1,300                  1,300 BRASS EAGLE                       *          8,190                        8,190
    350                    350 BRILLIANCE CHINA AUTOMOTIVE, ADR             5,005                        5,005
     50                     50 BROOKSTONE                        *            887                          887
     50                     50 BROWN SHOE COMPANY                           1,405                        1,405
    200                    200 BUCA                              *          3,810                        3,810
    400                    400 BUILDING MATERIAL                 *          5,748                        5,748
     50                     50 BURLINGTON COAT FACTORY                      1,063                        1,063
    100                    100 CALLAWAY GOLF COMPANY                        1,584                        1,584
  1,000                  1,000 CALLOWAY'S NURSERY                *          1,050                        1,050
    500                    500 CAPITAL PACIFIC HOLDINGS          *          2,025                        2,025
     50                     50 CARNIVAL CORPORATION                         1,385                        1,385
    400                    400 CATO  - CL. A                     *          8,920                        8,920
    100                    100 CEDAR FAIR                                   2,376                        2,376
     50                     50 CENTEX                                       2,890                        2,890
    200                    200 CENTURY CASINOS                   *            600                          600
    900                    900 CHAMPION COMMUNICATIONS           *            558                          558
    100                    100 CHAMPION ENTERPRISES              *            562                          562
    100                    100 CHARLOTTE RUSSE                   *          2,233                        2,233
    100                    100 CHARMING SHOPPES                  *            864                          864
    900                    900 CHARTER COMMUNICATIONS            *          3,672                        3,672
    300                    300 CHECKERS DRIVE-IN RESTAURANT      *          3,564                        3,564
    100                    100 CHEESECAKE FACTORY                *          3,548                        3,548
    300                    300 CHICAGO PIZZA & BREWERY           *          2,994                        2,994
    200                    200 CHICO'S FAS                       *          7,264                        7,264
    100                    100 CHILDREN'S PLACE                  *          2,650                        2,650
    400                    400 CHRISTOPHER & BANKS               *         16,920                       16,920
    400                    400 CIRCUIT CITY STORES                          7,500                        7,500
    293                    293 CKE RESTAURANTS                   *          3,334                        3,334
    200                    200 CLAIRE'S STORES                              4,580                        4,580
     90                     90 CLEAR ONE COMMUNICATIONS          *          1,326                        1,326
    450                    450 COBRA ELECTRONICS                 *          3,713                        3,713
    100                    100 COLE KENNETH PRODUCTIONS          *          2,835                        2,835
     50                     50 COLE NATIONAL                     *            950                          950
    350                    350 COMPUCOM SYSTEMS                  *          1,358                        1,358
    100                    100 CONCORD CAMERA                    *            510                          510
  1,550                  1,550 CONGOLEUM  - CL. A                *          3,643                        3,643
    200                    200 CONSOL FREIGHTWAYS                *            654                          654
    900                    900 CONSULIER ENGINEERING             *          1,980                        1,980
    100                    100 CONTROL ADORA                                1,184                        1,184
    100                    100 COST PLUS                         *          3,046                        3,046
    600                    600 COSTCO WHOLESALE CORPORATION      *         23,173                       23,173
     50                     50 COURIER                                      1,998                        1,998
    350                    350 CSK AUTO CORPORATION              *          4,879                        4,879
    700                    700 CTI INDUSTRIES                    *          3,948                        3,948
    250                    250 CULP                              *          4,028                        4,028
    400                    400 D.R. HORTON                                 10,412                       10,412
    200                    200 DAN RIVER  - CL. A                *          1,088                        1,088
    100                    100 DANA                                         1,853                        1,853
    100                    100 DARDEEN RESTAURANTS                          2,470                        2,470
    400                    400 DAVE & BUSTERS                    *          4,856                        4,856
    100                    100 DEB SHOPS                                    3,378                        3,378
    100                    100 DELIAS CORPORATION                *            510                          510
    150                    150 DEPT 56                           *          2,442                        2,442
    300                    300 DILLARD'S - CL. A                            7,887                        7,887
    200                    200 DOLLAR GENERAL CORPORATION                   3,806                        3,806
     50                     50 DOLLAR TREE STORES                *          1,971                        1,971
    150                    150 DOMINION HOMES                    *          3,035                        3,035
     50                     50 DOREL INDUSTRIES - CL. B          *          1,241                        1,241
    200                    200 DOVER MOTORSPORTS                            1,140                        1,140
    100                    100 DOVER DOWNS GAMING & ENTERTAINMENT           1,280                        1,280
    500                    500 DRESS BARN                        *          7,735                        7,735
    250                    250 DUCKWALL-ALCO STORES              *          3,500                        3,500
    100                    100 EAGLE SUPPLY GROUP                *            272                          272
    100                    100 EASTMAN KODAK                                2,917                        2,917
    450                    450 EATERIES                          *          1,310                        1,310
    150                    150 EBAY                              *          9,243                        9,243
  1,200                  1,200 ELDER-BEERMAN STORES              *          3,720                        3,720
    300                    300 ELMERS RESTAURANT                 *          1,917                        1,917
    200                    200 ELXSI                             *          1,180                        1,180
    250                    250 EQUITY MARKETING                  *          3,313                        3,313
     50                     50 ESCALADE                          *          1,144                        1,144
    500                    500 EUROPA CRUISES                    *            230                          230
    500                    500 EVERLAST WORLDWIDE                *          1,985                        1,985
    200                    200 EXTENDED STAY AMERICA             *          3,244                        3,244
    200                    200 FACTORY 2-U STORES                *          2,770                        2,770
    100                    100 FAIRMONT HOTELS                              2,578                        2,578
    100                    100 FAMILY DOLLAR STORES                         3,525                        3,525
  1,050                  1,050 FAMOUS DAVE'S OF AMERICA          *          8,243                        8,243
     50                     50 FEDERAL SIGNAL                               1,200                        1,200
    300                    300 FIAT SPA, ADR                                3,780                        3,780
    100                    100 FINLAY ENTERPRISES                *          1,647                        1,647
  1,000                  1,000 FLANIGAN'S ENTERPRISES                       6,430                        6,430
    300                    300 FLEXSTEEL INDUSTRIES                         4,497                        4,497
    100                    100 FOOT LOCKER                       *          1,445                        1,445
    350                    350 FORD MOTOR                                   5,600                        5,600
  1,375                  1,375 FOSSIL                            *         28,270                       28,270
    200                    200 FOUR SEASONS HOTELS                          9,380                        9,380
    600                    600 FRIEDMAN'S  - CL. A                          7,799                        7,799
     50                     50 FURNITURE BRANDS INTERNATIONAL    *          1,513                        1,513
    250                    250 FURR'S RESTAURANT GROUP           *            513                          513
    350                    350 GADZOOKS                          *          4,407                        4,407
    400                    400 GALYAN'S TRADING COMPANY          *          9,132                        9,132
    200                    200 GAP                                          2,840                        2,840
    200                    200 GARAN                                       11,570                       11,570
     50                     50 GART SPORTS COMPANY               *          1,425                        1,425
    200                    200 GEMSTAR-TV GUIDE INTERNATIONAL    *          1,078                        1,078
    450                    450 GENERAL MOTORS                              24,053                       24,053
    300                    300 GOODY'S FAMILY CLOTHING           *          3,459                        3,459
  2,200                  2,200 GRANITE BROADCASTING              *          5,346                        5,346
    100                    100 GUESS?                            *            720                          720
  2,100                  2,100 GUILFORD MILLS                    *            378                          378
    300                    300 GUITAR CENTER                     *          5,565                        5,565
     50                     50 GYMBOREE                          *            801                          801
     50                     50 HANCOCK FABRICS                                929                          929
    470                    470 HARLEY DAVIDSON                             24,097                       24,097
    100                    100 HARMAN INTERNATIONAL                         4,925                        4,925
    100                    100 HARRAH'S ENTERTAINMENT            *          4,435                        4,435
     50                     50 HARRIS INTERACTIVE                *            169                          169
    200                    200 HARTMAX                           *            500                          500
  1,200                  1,200 HARVEY ELECTRONICS                *          1,440                        1,440
    200                    200 HAVERTY FURNITURE                            3,950                        3,950
    350                    350 HELEN OF TROY                     *          4,074                        4,074
    200                    200 HILTON HOTELS                                2,780                        2,780
     50                     50 HISPANIC BROADCASTING             *          1,305                        1,305
    620                    620 HOME DEPOT                                  22,773                       22,773
    100                    100 HOT TOPIC                         *          2,671                        2,671
    150                    150 HOVNANIAN ENTERPRISES - CL. A     *          5,382                        5,382
    403                    403 IDENTIX                           *          2,942                        2,942
     50                     50 IHOP                              *          1,473                        1,473
    200                    200 INSIGHT COMMUNICATIONS            *          2,346                        2,346
    250                    250 INSIGHT ENTERPRISES               *          6,298                        6,298
    250                    250 INTERMET                                     2,685                        2,685
    200                    200 INTERNATIONAL GAME TECHNOLOGY     *         11,340                       11,340
    200                    200 INTERTAN                          *          2,230                        2,230
    200                    200 INTRAWEST CORPORATION                        3,396                        3,396
    200                    200 ISLE OF CAPRIS CASINOS            *          4,050                        4,050
    150                    150 J. JILL GROUP                     *          5,693                        5,693
     50                     50 JACK IN THE BOX                   *          1,590                        1,590
    300                    300 JACO ELECTRONICS                  *          1,410                        1,410
    750                    750 JAKKS PACIFIC                     *         13,283                       13,283
    400                    400 JLM COUTURE                       *          1,380                        1,380
     50                     50 JO-ANN STORES  - CL. A            *          1,460                        1,460
    350                    350 JOHNSON OUTDOORS                  *          5,891                        5,891
    200                    200 JONES APPAREL GROUP               *          7,500                        7,500
    850                    850 JOS A BANK CLOTHIERS              *         15,146                       15,146
  3,150                  3,150 K-MART                            *          3,245                        3,245
    250                    250 K2                                *          2,563                        2,563
    150                    150 KB HOME                                      7,727                        7,727
     85                     85 KELLWOOD                                     2,763                        2,763
    200                    200 KIMBALL INTERNATIONAL                        3,278                        3,278
    100                    100 KING POWER INTERNATIONAL GROUP    *            400                          400
     50                     50 KNAPE & VOGT MANUFACTURING                     620                          620
     50                     50 KNIGHT RIDDER                                3,148                        3,148
  1,000                  1,000 KOALA                             *            900                          900
    350                    350 KOHLS DEPARTMENT STORES           *         24,528                       24,528
    550                    550 KRISPY KREME DOUGHNUTS            *         17,705                       17,705
    100                    100 K-SWISS - CL. A                              2,598                        2,598
     50                     50 LAKELAND INDUSTRIES               *            553                          553
    100                    100 LAKES GAMING                      *            676                          676
    200                    200 LANCASTER COLONY                             7,132                        7,132
    100                    100 LANDRY'S RESTAURANTS                         2,551                        2,551
  1,150                  1,150 LASER-PACIFIC MEDIA               *          2,887                        2,887
    100                    100 LA-Z-BOY CHAIR                               2,522                        2,522
    400                    400 LEATHER FACTORY                   *          1,220                        1,220
     50                     50 LEE ENTERPRISES                              1,750                        1,750
     50                     50 LENNAR                                       3,060                        3,060
    200                    200 LILLIAN VERNON                               1,400                        1,400
    110                    110 LIMITED BRANDS                               2,343                        2,343
     50                     50 LINENS 'N THINGS                  *          1,641                        1,641
  4,700                  4,700 LIONS GATE ENTERTAINMENT          *          9,635                        9,635
    100                    100 LIZ CLAIBORNE                                3,180                        3,180
  2,100                  2,100 LJ INTERNATIONAL                  *          2,499                        2,499
    550                    550 LOWES COMPANIES                             24,970                       24,970
    100                    100 LUBY'S CAFETERIAS                 *            658                          658
    550                    550 LVMH, ADR                                    5,550                        5,550
    800                    800 MI SCHOTTENSTEIN HOMES                      30,144                       30,144
    100                    100 MAGNA INTERNATIONAL                          6,885                        6,885
  1,600                  1,600 MARGATE INDUSTRIES                *            240                          240
     50                     50 MARINEMAX                         *            648                          648
    400                    400 MARKET AMERICA                    *          3,140                        3,140
  1,300                  1,300 MARLTON TECHNOLOGIES              *            598                          598
    100                    100 MARTHA STEWART LIVING             *          1,147                        1,147
  2,650                  2,650 MARVEL ENTERPRISES                *         14,522                       14,522
    400                    400 MATTEL                                       8,432                        8,432
    100                    100 MCDONALD'S                                   2,845                        2,845
    650                    650 MDC HOLDINGS                                33,800                       33,800
  1,200                  1,200 MEDIA ARTS GROUP                  *          5,100                        5,100
    500                    500 MEDIA BAY                         *          2,400                        2,400
    400                    400 MEN'S WEARHOUSE                   *         10,200                       10,200
    550                    550 MERISTAR HOTELS & RESORT          *            495                          495
    600                    600 MERITAGE                          *         27,390                       27,390
    800                    800 METALLICA RESOURCES               *            904                          904
    250                    250 MICHAEL ANTHONY JEWELERS          *            715                          715
    250                    250 MIDWAY GAMES                      *          2,125                        2,125
    150                    150 MODAVA GROUP                                 3,773                        3,773
     50                     50 MOHAWK INDUSTRIES                 *          3,077                        3,077
    600                    600 MONOCO COACH                      *         12,780                       12,780
    200                    200 MORGAN'S FOODS                    *            800                          800
  1,325                  1,325 MOVIE GALLERY                     *         27,984                       27,984
    700                    700 MTR GAMING GROUP                  *         11,690                       11,690
    100                    100 NATIONAL PRESTO INDUSTRIES                   3,200                        3,200
    250                    250 NATIONAL RV HOLDINGS              *          2,500                        2,500
    250                    250 NATUZZI SPA                                  3,798                        3,798
    300                    300 NAUTICA ENTERPRISES               *          3,897                        3,897
    250                    250 NAUTILUS GROUP                    *          7,650                        7,650
  1,800                  1,800 NAVARRE                           *          3,150                        3,150
    100                    100 NETFLIX.COM                       *          1,399                        1,399
    250                    250 NEVADA GOLD & CASINOS             *          2,120                        2,120
    420                    420 NIKE - Cl.B                                 22,533                       22,533
    300                    300 NITCHES                                      1,812                        1,812
    100                    100 NOLAND                                       2,719                        2,719
    550                    550 NUTRACEUTICAL INTERNATIONAL       *          3,740                        3,740
     50                     50 OAKLEY                            *            870                          870
    100                    100 ODD JOB STORES                    *            410                          410
     50                     50 OFFICE DEPOT                      *            840                          840
  1,900                  1,900 OFFICEMAX                         *         11,191                       11,191
  1,050                  1,050 ONE PRICE CLOTHING STORES         *          1,470                        1,470
    100                    100 O'REILLY AUTOMOTIVE               *          2,756                        2,756
     50                     50 OSHKOSH B' GOSH                              2,175                        2,175
     50                     50 OUTBACK STEAKHOUSE                *          1,755                        1,755
     50                     50 OXFORD INDUSTRIES                            1,400                        1,400
    500                    500 P & F INDUSTRIES                  *          3,435                        3,435
    100                    100 P.F. CHANG'S CHINA BISTRO         *          3,142                        3,142
     50                     50 PACIFIC SUNWEAR OF CALIFORNIA     *          1,109                        1,109
    100                    100 PANERA BREAD COMPANY - CL.A       *          3,447                        3,447
    100                    100 PAPA JOHN'S INTERNATIONAL         *          3,339                        3,339
     50                     50 PARK PLACE ENTERTAINMENT          *            513                          513
    600                    600 PAUL-SON GAMING                   *          1,650                        1,650
    100                    100 PENN NATIONAL GAMING              *          1,815                        1,815
    200                    200 PENNEY JC                                    4,404                        4,404
  1,200                  1,200 PERRY ELLIS INTERNATIONAL         *         18,252                       18,252
    950                    950 PETSMART                          *         15,238                       15,238
    100                    100 PHILIPS ELECTRONICS                          2,760                        2,760
    400                    400 PHOENIX GOLD INTERNATIONAL        *          1,044                        1,044
    300                    300 PIER 1 IMPORTS                               6,300                        6,300
     50                     50 PIXAR                             *          2,205                        2,205
    450                    450 PLAYBOY ENTERPRISES               *          5,738                        5,738
     50                     50 POLARIS INDUSTRIES                           3,250                        3,250
    250                    250 POMEROY COMPUTER                  *          3,645                        3,645
  2,550                  2,550 PRICELINE.COM                     *          7,115                        7,115
    100                    100 PRIME HOSPITALITY                 *          1,299                        1,299
    250                    250 PULTE HOMES                                 14,370                       14,370
    500                    500 QUICKSILVER                       *         12,400                       12,400
  1,200                  1,200 RACING CHAMPIONS                  *         22,164                       22,164
     50                     50 RADIO ONE                         *            744                          744
     50                     50 RADIOSHACK CORPORATION                       1,503                        1,503
     50                     50 RAG SHOPS                         *            277                          277
    250                    250 RARE HOSPITALITY INTERNATIONAL    *          6,730                        6,730
    700                    700 RDO EQUIPMENT COMPANY             *          3,647                        3,647
  1,700                  1,700 RECOTON                           *          4,386                        4,386
     50                     50 REEBOK INTERNATIONAL              *          1,475                        1,475
    100                    100 REGENT COMMUNICATIONS             *            706                          706
    250                    250 REGIS                                        6,755                        6,755
     50                     50 RENT-A-CENTER                     *          2,901                        2,901
    250                    250 RENT-WAY                          *          3,238                        3,238
    100                    100 RESTORATION HARDWARE              *            885                          885
     50                     50 REX STORES CORPORATION            *            691                          691
    300                    300 REXHALL INDUSTRIES                *          3,285                        3,285
    250                    250 RICKS CABARET INTERNATIONAL       *            688                          688
    100                    100 ROCKFORD CORPORATION              *            999                          999
    300                    300 ROCKY SHOES & BOOTS               *          1,878                        1,878
    300                    300 ROSS STORES                                 12,225                       12,225
     50                     50 ROYAL CARIBBEAN CRUISES                        975                          975
    300                    300 RUBIO'S RESTAURANTS               *          2,679                        2,679
    250                    250 RUSH ENTERPRISES                  *          2,638                        2,638
    100                    100 RUSS BERRIE & COMPANY                        3,540                        3,540
    100                    100 RUSSELL                                      1,925                        1,925
    800                    800 RYAN'S FAMILY STEAK HOUSE         *         10,568                       10,568
    100                    100 RYLAND GROUP                                 4,975                        4,975
    100                    100 SAKS                              *          1,284                        1,284
  1,150                  1,150 SALANT                            *          3,220                        3,220
    400                    400 SALTON                            *          5,740                        5,740
    200                    200 SCHLOTZSKY'S                      *            850                          850
    100                    100 SCP POOL                          *          2,776                        2,776
    150                    150 SEARS ROEBUCK                                8,145                        8,145
    300                    300 SELECT COMFORT                    *          1,503                        1,503
    400                    400 SHARPER IMAGE CORPORATION         *          8,060                        8,060
     50                     50 SHERWIN WILLIAMS                             1,497                        1,497
  1,100                  1,100 SHOPKO STORES                     *         22,220                       22,220
    100                    100 SHUFFLE MASTER                    *          1,837                        1,837
  3,100                  3,100 SILVER DINER                      *            744                          744
    450                    450 SIRIUS SATELLITE RADIO            *          1,696                        1,696
  1,000                  1,000 SIX CONTINENTS, ADR                         10,440                       10,440
    100                    100 SKECHERS USA                      *          2,161                        2,161
     50                     50 SKYLINE                                      1,650                        1,650
    150                    150 SNAP ON TOOLS                                4,454                        4,454
    250                    250 SONIC AUTOMOTIVE                  *          6,438                        6,438
    100                    100 SONIC                             *          3,141                        3,141
    900                    900 SOURCE INFORMATION MANAGEMENT     *          4,950                        4,950
    900                    900 SPORT CHALET                      *          8,100                        8,100
    300                    300 SPORTS CLUB COMPANY               *            750                          750
    300                    300 SPORTSMAN'S GUIDE                 *          2,682                        2,682
    300                    300 STANDARD PACIFIC                            10,524                       10,524
  1,150                  1,150 STAPLES                           *         22,655                       22,655
    100                    100 STARBUCKS                         *          2,485                        2,485
     50                     50 STARWOOD HOTELS & RESORTS                    1,645                        1,645
    150                    150 STATION CASINOS                   *          2,678                        2,678
    250                    250 STEIN MART                        *          2,968                        2,968
    150                    150 STEINWAY MUSICAL INSTRUMENTS      *          3,210                        3,210
    150                    150 STEVEN MADDEN                     *          2,974                        2,974
    750                    750 STRIDE RITE                                  6,000                        6,000
    450                    450 STURM RUGER & COMPANY                        6,368                        6,368
     50                     50 SUN INTERNATIONAL HOTELS          *          1,239                        1,239
    100                    100 SUPREMA SPECIALTIES               *              0                            0
    200                    200 SWISS ARMY BRANDS                 *          1,800                        1,800
    100                    100 SYMS                              *            668                          668
  1,000                  1,000 SYSTEMAX                          *          2,400                        2,400
    600                    600 TANDY BRANDS ACCESSORIES          *          6,991                        6,991
    650                    650 TARGET                                      24,765                       24,765
    200                    200 TARRANT APPAREL GROUP             *          1,280                        1,280
    500                    500 TECHNICAL OLYMPIC USA             *          7,935                        7,935
    400                    400 TENNECO AUTOMOTIVE                *          2,640                        2,640
  3,000                  3,000 THE BOMBAY COMPANY                *         13,470                       13,470
    550                    550 THE TOPPS COMPANY                 *          5,533                        5,533
    100                    100 THOUSAND TRAILS                   *          1,154                        1,154
    100                    100 TICKETMASTER ONLINE               *          1,871                        1,871
     50                     50 TIFFANY & COMPANY                            1,760                        1,760
    100                    100 TIMBERLAND COMPANY                *          3,582                        3,582
    350                    350 TOLL BROTHERS                     *         10,255                       10,255
    400                    400 TOMMY HILFIGER                    *          5,728                        5,728
    100                    100 TORO COMPANY                                 5,684                        5,684
    400                    400 TOTAL ENTERTAINMENT RESTAURANTS   *          6,504                        6,504
    500                    500 TOWER AUTOMOTIVE                  *          6,975                        6,975
  1,050                  1,050 TOYS "R" US                       *         18,344                       18,344
    150                    150 TRACTOR SUPPLY COMPANY            *         10,649                       10,649
    500                    500 TUESDAY MORNING                   *          9,280                        9,280
     50                     50 TUPPERWARE CORPORATION                       1,040                        1,040
    100                    100 TELEVISION AZTECA, ADR                         681                          681
    350                    350 TWEETER HOME ENTERTAINMENT        *          5,719                        5,719
     50                     50 ULTIMATE ELECTRONICS              *          1,296                        1,296
    200                    200 UNIFI                             *          2,180                        2,180
    100                    100 UNITED AUTO GROUP                 *          2,090                        2,090
     50                     50 UNIVERSAL ELECTRONICS             *            748                          748
     50                     50 UNIVISION COMMUNICATIONS          *          1,570                        1,570
    800                    800 VALUE CITY DEPARTMENT STORES      *          2,240                        2,240
     50                     50 VF CORPORATION                               1,961                        1,961
     50                     50 VISTEON                                        710                          710
     50                     50 VIVENDI UNIVERSAL, ADR                       1,075                        1,075
    300                    300 WABTEC                                       4,275                        4,275
     50                     50 WACOAL                                       2,070                        2,070
    400                    400 WAL-MART STORES                             22,004                       22,004
  1,300                  1,300 WALT DISNEY                                 24,570                       24,570
    100                    100 WENDY'S INTERNATIONAL                        3,983                        3,983
    100                    100 WESCAST INDUSTRIES  - CL. A                  3,540                        3,540
    400                    400 WEST MARINE                       *          5,104                        5,104
    250                    250 WHITEHALL JEWELERS                *          5,188                        5,188
    700                    700 WILLIAM LYON HOMES                *         18,235                       18,235
    100                    100 WILSONS THE LEATHER EXPERTS       *          1,400                        1,400
    100                    100 WINNEBAGO INDUSTRIES                         4,400                        4,400
    200                    200 XM SATELLITE RADIO HOLDINGS       *          1,450                        1,450
    200                    200 YUM! BRANDS                       *          5,850                        5,850
    100                    100 ZALE                              *          3,625                        3,625
  2,000                  2,000 ZINDART LIMITED, ADR              *          3,820                        3,820


                               Consumer Staples - 2.5%                    492,653                      492,653
                                                                    --------------               --------------
    100                    100 ALBERTSON'S                                  3,046                        3,046
     50                     50 AMERICAN ITALIAN PASTA            *          2,550                        2,550
    450                    450 ANHEUSER-BUSCH COMPANIES                    22,500                       22,500
    300                    300 ARCHER-DANIELS-MIDLAND                       3,837                        3,837
    750                    750 ARMANINO FOODS OF DISTINCT                   2,250                        2,250
    100                    100 AURORA FOODS                      *            150                          150
     50                     50 AVON PRODUCTS                                2,612                        2,612
    100                    100 BIG ROCK BREWERY                  *            521                          521
     50                     50 BOSTON BEER COMPANY               *            795                          795
    350                    350 BRITISH AMERICAN TOBACCO, ADR                7,490                        7,490
     50                     50 BUNGE LIMITED                                1,055                        1,055
    250                    250 CADBURY SCHWEPPES, ADR                       7,545                        7,545
  1,000                  1,000 CENTRAL EURO DISTRIBUTION         *         16,420                       16,420
    100                    100 CENTRAL GARDEN AND PET            *          1,753                        1,753
    150                    150 CHATTEM                           *          4,725                        4,725
 13,600                 13,600 CHINA CONTINENTAL                 *            462                          462
    420                    420 COCA-COLA                                   23,520                       23,520
    350                    350 CONSTELLATION BRANDS - CL.A       *         11,200                       11,200
    150                    150 COORS (ADOLPH)                               9,345                        9,345
    100                    100 CORN PRODUCTS                                3,112                        3,112
    150                    150 COTT CORPORATION                  *          2,849                        2,849
     50                     50 DEAN FOODS                        *          1,865                        1,865
    900                    900 DEL MONTE FOODS                   *         10,620                       10,620
     50                     50 DELTA & PINE LAND COMPANY                    1,005                        1,005
    100                    100 DIAGEO, ADR                                  5,165                        5,165
    150                    150 DIMON                                        1,038                        1,038
    250                    250 DOLE FOODS COMPANY                           7,213                        7,213
     50                     50 DUANE READE                       *          1,703                        1,703
    100                    100 ESTEE LAUDER                                 3,520                        3,520
    150                    150 FLEMING COMPANIES                            2,723                        2,723
     50                     50 FOODARAMA SUPERMARKETS            *          1,983                        1,983
    300                    300 FRESH DEL MONTE PRODUCE                      7,500                        7,500
     50                     50 GENERAL MILLS                                2,204                        2,204
    650                    650 GILLETTE                                    22,016                       22,016
    750                    750 GOLDEN STATE VINTNERS             *          2,048                        2,048
    300                    300 GREAT ATLANTIC & PACIFIC          *          5,607                        5,607
    250                    250 GREEN MOUNTAIN COFFEE             *          5,303                        5,303
    750                    750 HANSEN NATURAL                    *          3,188                        3,188
    100                    100 HORMEL FOODS CORPORATION                     2,394                        2,394
    100                    100 INDUSTRIAS BACHOCO, ADR                        958                          958
     50                     50 INGLES MARKETS                                 634                          634
     50                     50 J & J SNACK FOODS                 *          2,248                        2,248
    650                    650 JOHN B SANFILIPPO & SON           *          4,544                        4,544
    650                    650 KELLOGG                                     23,309                       23,309
    300                    300 KONINKLIJKE AHOLD, ADR                       6,300                        6,300
     50                     50 LANCE                                          729                          729
    150                    150 M & F WORLDWIDE                   *            570                          570
    150                    150 ML MACADAMIA ORCHARDS                          548                          548
    500                    500 NATURES SUNSHINE PRODUCT                     5,655                        5,655
    400                    400 NBTY                              *          6,192                        6,192
    350                    350 NU SKIN ENTERPRISES                          5,093                        5,093
    500                    500 OMEGA PROTEIN CORPORATION         *          2,290                        2,290
    200                    200 PANAMERICAN BEVERAGES                        2,850                        2,850
    300                    300 PARLUX FRAGRANCES                 *            705                          705
    500                    500 PEPSICO                                     24,100                       24,100
    800                    800 PHILIP MORRIS                               34,944                       34,944
    100                    100 PILGRIMS PRIDE                               1,400                        1,400
     50                     50 PLAYTEX PRODUCTS                  *            648                          648
  1,250                  1,250 PYRAMID BREWERIES                            2,876                        2,876
     50                     50 RALCORP HOLDINGS                  *          1,563                        1,563
    450                    450 RJ REYNOLDS TOBACCO HOLDINGS                24,188                       24,188
     50                     50 ROBERT MONDAVI - CL.A             *          1,712                        1,712
    300                    300 SENSIENT TECHNOLOGIES                        6,828                        6,828
  2,600                  2,600 SHERWOOD BRANDS - CL.A            *         13,000                       13,000
    650                    650 SMITHFIELD FOODS                  *         12,058                       12,058
    250                    250 STANDARD COMMERCIAL                          5,425                        5,425
    550                    550 STEPHAN COMPANY                              2,019                        2,019
     50                     50 SUPER SOL, ADR                                 796                          796
    100                    100 SUPERVALU                                    2,453                        2,453
     50                     50 SYLVAN                            *            650                          650
     50                     50 SYSCO                                        1,361                        1,361
    100                    100 TEJON RANCH                       *          3,260                        3,260
     50                     50 THE FIRST YEARS                                540                          540
    300                    300 TODHUNTER INTERNATIONAL           *          3,285                        3,285
  1,800                  1,800 TOFUTTI BRANDS                    *          5,220                        5,220
     51                     51 TOOTSIE ROLL                                 1,967                        1,967
    700                    700 TYSON FOODS - CL.A                          10,857                       10,857
    100                    100 UNITED GUARDIAN                                538                          538
    100                    100 UNIVERSAL CORPORATION                        3,670                        3,670
    400                    400 USANA HEALTH SCIENCES             *          2,560                        2,560
    250                    250 UST                                          8,500                        8,500
     50                     50 VILLAGE SUPER MARKET              *          1,500                        1,500
    100                    100 VITA FOOD PRODUCTS                *            640                          640
    600                    600 WALGREEN                                    23,178                       23,178
    300                    300 WATER PIK TECHNOLOGIES            *          3,753                        3,753
    100                    100 WHOLE FOODS MARKET                *          4,822                        4,822
    550                    550 YOCREAM INTERNATIONAL             *          4,895                        4,895



                               Energy - 1.3%                              245,719                      245,719
                                                                    --------------               --------------
     50                     50 3TEC ENERGY CORPORATION           *            872                          872
    100                    100 ADAMS RESOURCES & ENERGY                       612                          612
     50                     50 AMERADA HESS                                 4,125                        4,125
     50                     50 ASHLAND                                      2,025                        2,025
    100                    100 BERRY PETROLEUM                              1,685                        1,685
    100                    100 BJ SERVICES                       *          3,388                        3,388
    150                    150 BRIGHAM EXPLORATION               *            638                          638
     50                     50 BUCKEYE PARTNERS                             1,773                        1,773
     50                     50 CABOT OIL & GAS                              1,143                        1,143
     50                     50 CAL DIVE INTERNATIONAL            *          1,100                        1,100
     50                     50 CANADIAN NATURAL RESOURCES                   1,713                        1,713
    700                    700 CHC HELICOPTER - CL.A             *         15,925                       15,925
    300                    300 CHESAPEAKE ENERGY                 *          2,160                        2,160
     50                     50 CROSS TIMBERS ROYALTY TRUST                    773                          773
    900                    900 DENBURY RESOURCES                 *          9,261                        9,261
    350                    350 DORCHESTER HUGOTON                           4,722                        4,722
    100                    100 DYNAMIC OIL & GAS                 *            112                          112
    400                    400 EDGE PETROLEUM                    *          2,156                        2,156
     50                     50 ENBRIDGE ENERGY PARTNERS                     2,240                        2,240
     50                     50 ENTERPRISE PRODUCTS                            813                          813
    250                    250 EXPLORATION COMPANY OF DELAWARE   *          1,693                        1,693
     50                     50 FOREST OIL                        *          1,422                        1,422
    350                    350 GLOBAL INDUSTRIES                 *          2,447                        2,447
    200                    200 GLOBALSANTAFE                                5,470                        5,470
    300                    300 GREY WOLF                         *          1,227                        1,227
    250                    250 GULF INDONESIA RESOURCES          *          3,298                        3,298
    450                    450 HALLIBURTON                                  7,173                        7,173
     50                     50 HANOVER COMPRESSOR                *            675                          675
    850                    850 HARVEST NATURAL RESOURCES         *          4,250                        4,250
    200                    200 HELMERICH & PAYNE                            7,144                        7,144
     50                     50 HERITAGE PROPANE PARTNERS                    1,340                        1,340
    150                    150 HOLLY CORPORATION                            2,513                        2,513
    100                    100 HOUSTON EXPLORATION               *          2,900                        2,900
     50                     50 HUGOTON ROYALTY TRUST                          530                          530
     50                     50 HURRICANE HYDROCARBONS - CL.A     *            468                          468
     50                     50 IMPERIAL OIL                                 1,560                        1,560
    400                    400 INPUT/OUTPUT                      *          3,600                        3,600
     50                     50 KANEB PIPELINE PARTNERS                      1,884                        1,884
    100                    100 LUFKIN INDUSTRIES                            2,887                        2,887
    200                    200 MAGNUM HUNTER RESOURCES           *          1,578                        1,578
    100                    100 MARATHON OIL                                 2,712                        2,712
    850                    850 MATRIX SERVICE                    *          7,242                        7,242
    100                    100 MERIDIAN RESOURCE                 *            372                          372
    900                    900 MISSION RESOURCES                 *          1,261                        1,261
     50                     50 NABORS INDUSTRIES                 *          1,765                        1,765
    300                    300 NEWPARK RESOURCES                 *          2,205                        2,205
     50                     50 NOBLE                             *          1,930                        1,930
    500                    500 NORTH COAST ENERGY                *          1,790                        1,790
    100                    100 NS GROUP                          *            955                          955
    100                    100 NUEVO ENERGY                      *          1,580                        1,580
    800                    800 OCCIDENTAL PETROLEUM                        23,992                       23,992
     50                     50 OCEAN ENERGY                                 1,084                        1,084
     50                     50 OCEANEERING INTERNATIONAL         *          1,350                        1,350
     50                     50 PANHANDLE ROYALTY - CL. A                      700                          700
    150                    150 PARKER DRILLING                   *            491                          491
    187                    187 PATINA OIL & GAS                             5,129                        5,129
    100                    100 PATTERSON-UTI ENERGY              *          2,823                        2,823
    100                    100 PERMIAN BASIN ROYALTY TRUST                    527                          527
     50                     50 PETRO-CANADA                                 1,414                        1,414
    200                    200 PETROCHINA, ADR                              4,392                        4,392
  1,400                  1,400 PETROLEUM GEO-SERVICES, ADR       *          5,040                        5,040
     50                     50 PHILLIPS PETROLEUM                           2,944                        2,944
     50                     50 PRIDE INTERNATIONAL               *            783                          783
     50                     50 PRIMA ENERGY                      *          1,140                        1,140
    450                    450 QUICKSILVER RESOURCES             *         11,633                       11,633
    100                    100 RESOURCE AMERICA - CL. A                     1,054                        1,054
    115                    115 ROYALE ENERGY                     *            683                          683
    200                    200 RPC INCORPORATED                             2,360                        2,360
    200                    200 SANTOS, ADR                                  2,948                        2,948
    150                    150 SASOL                                        1,560                        1,560
     50                     50 SEACOR SMIT                       *          2,368                        2,368
    500                    500 SEVEN SEAS PETROLEUM              *          1,135                        1,135
    350                    350 STOLT OFFSHORE S.A., ADR          *          2,170                        2,170
     50                     50 STONE ENERGY CORPORATION          *          2,013                        2,013
    300                    300 SUNCOR ENERGY                                5,358                        5,358
    450                    450 TATNEFT, ADR                                 6,224                        6,224
    100                    100 TESORO PETROLEUM CORPORATION      *            775                          775
     50                     50 TETRA TECHNOLOGIES                *          1,328                        1,328
     50                     50 TIDEWATER                                    1,646                        1,646
     50                     50 TOM BROWN                         *          1,418                        1,418
    850                    850 TORCH ENERGY ROYALTY TRUST                   2,975                        2,975
    100                    100 TRANSOCEAN SEDCO FOREX                       3,115                        3,115
     50                     50 UNIT                              *            868                          868
     50                     50 UNOCAL                                       1,847                        1,847
     50                     50 VALERO ENERGY                                1,871                        1,871
    100                    100 VINTAGE PETROLEUM                            1,190                        1,190
     50                     50 WESTPORT RESOURCES                *            820                          820
     50                     50 WILLBROS GROUP                    *            850                          850
     50                     50 XTO ENERGY                                   1,030                        1,030
    150                    150 YPF S.A., ADR                                1,578                        1,578



                               Financials - 5.5%                        1,076,062                    1,076,062
                                                                    --------------               --------------
    100                    100 1ST SOURCE                                   2,472                        2,472
     50                     50 21ST CENTURY                                   376                          376
    400                    400 ACADIA REALTY TRUST                          3,260                        3,260
    100                    100 ACCEPTANCE INSURANCE              *            410                          410
    400                    400 ACTRADE FINANCIAL TECHNOLOGIES    *          4,168                        4,168
     50                     50 ADAMS EXPRESS COMPANY                          613                          613
    150                    150 ADVANTA CORPORATION - CL.A                   1,629                        1,629
     50                     50 ADVANTA CORPORATION - CL.B                     547                          547
    250                    250 AEGIS REALTY                                 2,800                        2,800
    100                    100 AEGON NV, ADR                                2,035                        2,035
     50                     50 AGREE REALTY                                   960                          960
     50                     50 ALEXANDRIA REAL ESTATE EQUITIES              2,467                        2,467
    200                    200 ALFA                                         2,340                        2,340
    100                    100 ALLEGIANT BANCORP                            1,817                        1,817
     55                     55 ALLIANCE BANCORP OF NEW ENGLAND                757                          757
     50                     50 ALLIANCE CAPITAL MANAGEMENT                  1,713                        1,713
    350                    350 ALLIED CAPITAL                               7,928                        7,928
    150                    150 AMB PROPERTY                                 4,650                        4,650
     50                     50 AMERIANA BANCORP                               710                          710
    600                    600 AMERICA FIRST MORTGAGE INVESTMENTS           5,910                        5,910
    150                    150 AMERICAN CAPITAL STRATEGIES                  4,121                        4,121
    650                    650 AMERICAN EXPRESS                            23,608                       23,608
    100                    100 AMERICAN FINANCIAL GROUP                     2,390                        2,390
    900                    900 AMERICAN HOME                               11,241                       11,241
    100                    100 AMERICAN INCOME FUND                           856                          856
    100                    100 AMERICAN MED SECURITY GROUP       *          2,395                        2,395
    100                    100 AMERICAN NATIONAL FINANCIAL                  1,548                        1,548
    600                    600 AMERICAN PACIFIC BANK - CL.B      *          3,240                        3,240
    400                    400 AMERICREDIT CORPORATION           *         11,220                       11,220
    100                    100 AMERIVEST PROPERTIES                           610                          610
    100                    100 AMLI RESIDENTIAL PROPERTIES                  2,600                        2,600
    100                    100 AMSOUTH BANCORP                              2,238                        2,238
     50                     50 ANCHOR BANCORP                               1,206                        1,206
    300                    300 ANNALY MORTGAGE MANAGEMENT                   5,820                        5,820
    300                    300 ANNUITY AND LIFE RE HOLDING                  5,427                        5,427
    600                    600 ANTHRACITE MORTGAGE CAPITAL                  7,950                        7,950
     50                     50 ANWORTH MORTGAGE ASSET                         700                          700
    100                    100 APARTMENT INVESTMENT & MANAGEMENT            4,920                        4,920
    300                    300 APEX MORTGAGE CAPITAL                        4,497                        4,497
    100                    100 ARCH CAPITAL GROUP                *          2,815                        2,815
    100                    100 ARCHSTONE-SMITH TRUST                        2,670                        2,670
     50                     50 ARDEN REALTY GROUP                           1,423                        1,423
     50                     50 ARGONAUT GROUP                               1,071                        1,071
    150                    150 ARROW FINANCIAL                              5,099                        5,099
    300                    300 ASSOCIATED ESTATES REALTY                    3,180                        3,180
    100                    100 ASTA FUNDING                      *          1,326                        1,326
  2,650                  2,650 ATLANTIC AMERICAN                 *          6,228                        6,228
     50                     50 AUBURN NATIONAL BANCORPORATION                 725                          725
     50                     50 AVALONBAY COMMUNITIES                        2,335                        2,335
  3,050                  3,050 BANCO FRANCES RIO, ADR            *          4,423                        4,423
     50                     50 BANCORP RHODE ISLAND                         1,133                        1,133
     50                     50 BANK OF HAWAII                               1,400                        1,400
    300                    300 BANKATLANTIC BANCORP                         3,720                        3,720
     50                     50 BANKNORTH GROUP                              1,301                        1,301
  2,600                  2,600 BANYAN STRATEGIC REALTY TRUST                1,248                        1,248
    100                    100 BARCLAYS, ADR                                3,371                        3,371
    100                    100 BB&T CORPORATION                             3,860                        3,860
     50                     50 BEDFORD BANCSHARES                             843                          843
    200                    200 BEDFORD PROPERTY INVESTORS                   5,420                        5,420
     50                     50 BERKSHIRE HILLS BANCORP                      1,310                        1,310
     53                     53 BEVERLY NATIONAL                             1,089                        1,089
    100                    100 BIG FOOT FINANCIAL                           1,690                        1,690
    200                    200 BNCCORP                           *          1,490                        1,490
    100                    100 BOSTON PRIVATE FINANCIAL                     2,474                        2,474
    100                    100 BOSTON PROPERTIES                            3,995                        3,995
     50                     50 BRANDYWINE REALTY TRUST                      1,295                        1,295
    800                    800 BRANTLEY CAPITAL                  *          7,600                        7,600
     50                     50 BRIDGE VIEW BANCORP                            925                          925
    300                    300 BROADWAY FINANCIAL                           4,020                        4,020
    600                    600 BRT REALTY TRUST                             8,250                        8,250
    100                    100 BSB BANCORP                                  2,668                        2,668
     50                     50 CAMCO FINANCIAL                                705                          705
     50                     50 CAMDEN PROPERTY TRUST                        1,852                        1,852
     50                     50 CAPITAL AUTOMOTIVE REIT                      1,193                        1,193
    100                    100 CAPITAL BANK                                 1,495                        1,495
    100                    100 CAPITAL CITY BANK GROUP                      3,453                        3,453
     50                     50 CAPITAL CORPORATION OF THE WEST   *            949                          949
    100                    100 CAPITAL CROSSING BANK             *          2,245                        2,245
     50                     50 CAPITAL ONE FINANCIAL                        3,053                        3,053
     50                     50 CAPITOL BANCORP                              1,192                        1,192
    450                    450 CAPITOL FEDERAL FINANCIAL                   11,736                       11,736
     89                     89 CARDINAL FINANCIAL                             423                          423
    300                    300 CASH AMERICA INTERNATIONAL                   2,760                        2,760
     50                     50 CCF HOLDING COMPANY               *          1,025                        1,025
    205                    205 CENTENNIAL BANCORP                           1,615                        1,615
    100                    100 CENTERPOINT PROPERTIES TRUST                 5,801                        5,801
  1,750                  1,750 CENTRAL FUND CANADA                          7,473                        7,473
    800                    800 CERES GROUP                       *          3,120                        3,120
     50                     50 CFS BANCORP                                    773                          773
    600                    600 CITIGROUP                                   23,250                       23,250
     50                     50 CITIZENS BANKING                             1,449                        1,449
     50                     50 CITIZENS FINANCIAL                *            425                          425
     50                     50 CITIZENS FIRST FINANCIAL                       936                          936
     50                     50 CITY BANK LYNNWOOD                           1,600                        1,600
    150                    150 CLARK BARDES HOLDINGS             *          3,426                        3,426
    100                    100 CLASSIC BANCSHARES                           2,136                        2,136
     50                     50 CNB FINANCIAL                                1,250                        1,250
     50                     50 COBIZ                                          861                          861
    350                    350 COLONIAL BANCGROUP                           5,250                        5,250
    150                    150 COLONIAL PROPERTIES TRUST                    5,843                        5,843
     50                     50 COLONY BANKCORP                                688                          688
    200                    200 COLUMBIA BANCORP                             2,482                        2,482
     50                     50 COLUMBIA BANCORP                             1,181                        1,181
     50                     50 COMMERCE GROUP                               1,978                        1,978
    350                    350 COMMERCIAL NET LEASE REALTY                  5,600                        5,600
     50                     50 COMMUNITY BANK SHARES/INDIAN                   875                          875
     50                     50 COMMUNITY BANKSHARES                           875                          875
    350                    350 COMMUNITY CAPITAL                            5,075                        5,075
     50                     50 COMMUNITY TRUST BANCORP                      1,406                        1,406
    100                    100 COMPUCREDIT                       *            704                          704
    100                    100 CORPORATE OFFICE PROPERTIES                  1,459                        1,459
    100                    100 CORRECTIONAL PROPERTIES                      2,200                        2,200
    150                    150 COTTON STATES LIFE INSURANCE                 1,509                        1,509
    200                    200 COUSINS PROPERTIES                           4,952                        4,952
     50                     50 COVEST BANCSHARES                            1,123                        1,123
    450                    450 CRAWFORD & COMPANY                           3,645                        3,645
     50                     50 CREDIT ACCEPTANCE CORPORATION     *            629                          629
    100                    100 CREDIT SUISSE ASSET MANAGEMENT                 482                          482
    250                    250 CRESCENT REAL ESTATE                         4,675                        4,675
    700                    700 CROWN AMERICAN REALTY                        6,580                        6,580
    257                    257 DEARBORN BANCORP                  *          3,529                        3,529
     50                     50 DESERT COMMUNITY BANK                        1,490                        1,490
    100                    100 DEVELOPERS DIVERSIFIED                       2,250                        2,250
     50                     50 DNP SELECT INCOME FUND                         509                          509
     50                     50 DONEGAL GROUP - CL.A                           516                          516
     50                     50 DORAL FINANCIAL                              1,670                        1,670
    250                    250 DUKE REALTY                                  7,238                        7,238
     50                     50 DVI INCORPORATED                  *            965                          965
  3,400                  3,400 DVL                               *            646                          646
    100                    100 EAGLE BANCORP                                1,955                        1,955
    200                    200 EAGLE BANCSHARES                  *          5,196                        5,196
    100                    100 ELDERTRUST                        *            790                          790
    200                    200 EQUITY OFFICE PROPERTIES                     6,020                        6,020
     50                     50 EQUITY ONE                                     700                          700
     50                     50 EQUITY RESIDENTIAL PROPERTIES                1,438                        1,438
     50                     50 ESPEED - CL.A                     *            546                          546
    100                    100 EUREKA BANK                       *          1,850                        1,850
     50                     50 EUROPE FUND                                    493                          493
    500                    500 EVERTRUST FINANCIAL GROUP                    9,001                        9,001
     50                     50 F&M BANCORP                                  1,764                        1,764
    100                    100 FBL FINANCIAL GROUP - CL.A                   2,215                        2,215
    150                    150 FBR ASSET INVESTMENT                         5,003                        5,003
    100                    100 FEDERAL REALTY                               2,771                        2,771
    100                    100 FELCOR LODGING TRUST                         1,835                        1,835
     55                     55 FIDELITY BANCORP                               990                          990
    375                    375 FIDELITY NATIONAL FINANCIAL                 11,850                       11,850
    200                    200 FINANCIAL INDUSTRIES                         3,614                        3,614
    100                    100 FIRST ALBANY COMPANIES                         595                          595
     50                     50 FIRST AMERICAN BANK / ROSEMEAD                 520                          520
    400                    400 FIRST AMERICAN CORPORATION                   9,200                        9,200
     50                     50 FIRST CAPITAL                                  825                          825
    450                    450 FIRST CASH FINANCIAL SERVICES     *          4,122                        4,122
    300                    300 FIRST DEFIANCE FINANCIAL                     6,015                        6,015
    300                    300 FIRST FED BANKSHARES                         4,038                        4,038
     50                     50 FIRST FEDERAL FINANCIAL OF KENTUCKY          1,160                        1,160
    250                    250 FIRST FEDERAL CAPITAL                        5,525                        5,525
    150                    150 FIRST FEDERAL FINANCIAL           *          4,350                        4,350
    100                    100 FIRST FINL HOLDINGS                          3,215                        3,215
     50                     50 FIRST INDIANA                                1,089                        1,089
     50                     50 FIRST MARINER BANCORP             *            555                          555
    100                    100 FIRST UNITED                                 1,795                        1,795
    300                    300 FLAG FINANCIAL                               3,204                        3,204
    650                    650 FLAGSTAR BANCORP                            15,015                       15,015
     50                     50 FLEET BOSTON FINANCIAL                       1,618                        1,618
     50                     50 FLORIDA FIRST BANCORP                          976                          976
    200                    200 FLUSHING FINANCIAL                           4,098                        4,098
     50                     50 FNB CORP/NORTH CAROLINA                        875                          875
     50                     50 FNB                                          1,373                        1,373
    400                    400 FPIC INSURANCE GROUP              *          6,020                        6,020
    200                    200 FREMONT GENERAL                                836                          836
     50                     50 GENERAL GROWTH                               2,550                        2,550
    200                    200 GEORGIA CAROLINA BANCSHARES       *          3,600                        3,600
    200                    200 GETTY REALTY                                 4,050                        4,050
    100                    100 GLACIER BANCORP                              2,450                        2,450
    100                    100 GLENBOROUGH REALTY TRUST                     2,370                        2,370
     50                     50 GOLDEN WEST FINANCIAL                        3,439                        3,439
     50                     50 GOUVERNEUR BANCORP                             523                          523
    100                    100 GREAT LAKES REIT                             1,898                        1,898
     50                     50 GREATER BAY BANCORP                          1,538                        1,538
    100                    100 GREENE COUNTY BANCORP                        1,755                        1,755
     50                     50 GREENPOINT FINANCIAL                         2,455                        2,455
     50                     50 HABERSHAM BANCORP                            1,050                        1,050
     50                     50 HANCOCK HOLDING                              3,369                        3,369
    100                    100 HARBOR FLORIDA BANCSHARES                    2,219                        2,219
    150                    150 HAWTHORNE FINANCIAL               *          4,862                        4,862
    350                    350 HCB BANCSHARES                               5,233                        5,233
     50                     50 HEALTH CARE PROPERTY                         2,145                        2,145
    100                    100 HEALTHCARE REALTY                            3,200                        3,200
    300                    300 HERSHA HOSPITALITY TRUST                     1,860                        1,860
     50                     50 HF FINANCIAL                                   625                          625
    100                    100 HIGHWOODS PROPERTIES                         2,600                        2,600
    200                    200 HOENIG GROUP                      *          2,100                        2,100
     50                     50 HOME LOAN FINANCIAL                            643                          643
    100                    100 HOME PROPERTIES OF NEW YORK                  3,794                        3,794
     50                     50 HOSPITALITY PROPERTIES TRUST                 1,825                        1,825
    500                    500 HOST MARRIOTT                                5,650                        5,650
    450                    450 HOUSEHOLD INTERNATIONAL                     22,365                       22,365
    750                    750 HRPT PROPERTIES TRUST                        6,638                        6,638
    100                    100 HUDSON CITY BANCORP                          1,990                        1,990
     50                     50 IBERIABANK                                   2,027                        2,027
    125                    125 ICICI BANK LTD, ADR                            875                          875
    200                    200 INDYMAC BANCORP                   *          4,536                        4,536
     50                     50 INTEGRA BANK CORPORATION                     1,120                        1,120
     62                     62 INTERNATIONAL BANCSHARES                     2,619                        2,619
    100                    100 INVESTORS TITLE                              1,940                        1,940
     50                     50 IPC HOLDINGS                                 1,527                        1,527
    150                    150 ISHARES MSCI/JAPAN                           1,265                        1,265
     50                     50 ISTAR FINANCIAL                              1,425                        1,425
    200                    200 JONES LANG LASALLE                *          4,940                        4,940
    100                    100 JP MORGAN CHASE & COMPANY                    3,392                        3,392
    100                    100 KENNEDY-WILSON                    *            530                          530
    150                    150 KEYSTONE PROPERTY TRUST                      2,381                        2,381
    200                    200 KIMCO REALTY                                 6,698                        6,698
    100                    100 KINGSWAY FINANCIAL SERVICES       *          1,130                        1,130
     50                     50 KLAMATH FIRST BANCORP                          784                          784
    100                    100 KOGER EQUITY                                 1,930                        1,930
  1,100                  1,100 LA QUINTA PROPERTIES              *          7,975                        7,975
     50                     50 LAKELAND FINANCIAL                           1,442                        1,442
    100                    100 LEXINGTON B&L FINANCIAL                      1,512                        1,512
    200                    200 LEXINGTON CORPORATION PROPERTIES             3,300                        3,300
    250                    250 LIBERTY PROPERTY TRUST                       8,750                        8,750
     50                     50 LINCOLN NATIONAL                             2,100                        2,100
     50                     50 LOEWS CORPORATION                            2,650                        2,650
     20                     20 LONDON PACIFIC GROUP, ADR         *             67                           67
    350                    350 LTC PROPERTIES                               2,975                        2,975
    150                    150 MACERICH                                     4,650                        4,650
    100                    100 MANULIFE FINANCIAL                           2,860                        2,860
     50                     50 MASSBANK                                     1,769                        1,769
  1,100                  1,100 MAXCOR FINANCIAL GROUP            *          6,446                        6,446
    100                    100 MAYFLOWER CO-OP BANK                         1,489                        1,489
     50                     50 MERCHANTS BANCSHARES                         1,421                        1,421
    250                    250 MERISTAR HOSPITALITY                         3,813                        3,813
    950                    950 METRIS COMPANIES                             7,895                        7,895
     50                     50 METROCORP BANCSHARES                           625                          625
    250                    250 MICROFINANCIAL                               1,950                        1,950
    150                    150 MID-AMERICA APARTMENT                        4,013                        4,013
    100                    100 MIDLAND                                      5,047                        5,047
     50                     50 MID-SOUTHERN SAVINGS BANK                      613                          613
    100                    100 MIIX GROUP                                      90                           90
     50                     50 MISSION WEST PROPERTIES                        610                          610
    100                    100 MONY GROUP                                   3,401                        3,401
     50                     50 N B T BANCORP                                  904                          904
    100                    100 NATIONAL SECURITY GROUP                      1,470                        1,470
    200                    200 NET.BANK                          *          2,330                        2,330
    100                    100 NEW CENTURY FINANCIAL                        3,497                        3,497
    200                    200 NEW ENGLAND REALTY ASSOCIATION               8,052                        8,052
    200                    200 NEW PLAN EXCEL REALTY TRUST                  4,166                        4,166
    550                    550 NEW VALLEY                        *          2,261                        2,261
    150                    150 NEW YORK COMMUNITY BANCORP                   4,065                        4,065
     50                     50 NEWHALL LAND & FARMING                       1,600                        1,600
    950                    950 NICHOLAS FINANCIAL                *          4,893                        4,893
    300                    300 NORTHEAST PENNSYLVANIA FINANCIAL             5,010                        5,010
    250                    250 NORTHEST BANCORP                             3,303                        3,303
    150                    150 NOVASTAR FINANCIAL                           5,363                        5,363
     50                     50 OHIO CASUALTY                     *          1,045                        1,045
     50                     50 OLD REPUBLIC                                 1,575                        1,575
     67                     67 OLD SECOND BANCORP                           2,449                        2,449
    500                    500 OMEGA HEALTHCARE INVESTORS        *          3,790                        3,790
    200                    200 ONE LIBERTY PROPERTIES                       2,980                        2,980
  1,500                  1,500 ONYX ACCEPTANCE                   *          6,150                        6,150
    100                    100 ORIENTAL FINANCIAL GROUP                     2,536                        2,536
    850                    850 ORLEANS HOMEBUILDERS              *          7,268                        7,268
    100                    100 PACIFIC CREST CAPITAL                        2,800                        2,800
     50                     50 PACIFIC NORTHWEST BANCORP                    1,566                        1,566
    100                    100 PAN PACIFIC PROPERTIES                       3,418                        3,418
    100                    100 PARKVALE FINANCIAL                           2,864                        2,864
    600                    600 PDS GAMING                        *            744                          744
    750                    750 PENN TREATY AMERICAN              *          3,375                        3,375
     50                     50 PENSECO FINANCIAL SERVICES                   1,600                        1,600
     50                     50 PEOPLES HOLDINGS COMPANY                     2,050                        2,050
                               PHILADELPHIA CONSOLIDATED
    150                    150 HOLDINGS                          *          6,801                        6,801
    150                    150 PLUM CREEK TIMBER REIT                       4,605                        4,605
    100                    100 PMC CAPITAL                                    658                          658
    250                    250 POINTE FINANCIAL                             3,723                        3,723
     50                     50 POPULAR                                      1,684                        1,684
     50                     50 POST PROPERTIES                              1,508                        1,508
     50                     50 POTOMAC BANCSHARES                *          2,005                        2,005
    300                    300 PREMIER FINANCIAL BANCORP         *          2,565                        2,565
  1,900                  1,900 PRICE LEGACY CORPORATION          *          7,315                        7,315
    300                    300 PROVIDIAN FINANCIAL                          1,764                        1,764
    200                    200 PSB BANCORP                       *          1,560                        1,560
    100                    100 PUBLIC STORAGE                               3,710                        3,710
     50                     50 PVF CAPITAL                                    600                          600
     50                     50 QUAKER CITY BANCORP               *          2,071                        2,071
     50                     50 RADIAN GROUP                                 2,443                        2,443
    100                    100 RAIT INVESTMENT TRUST                        2,373                        2,373
    100                    100 RAMCO - GERSHENSON PROPERTIES                2,015                        2,015
    200                    200 REALTY INCOME                                7,384                        7,384
    150                    150 RECKSON ASSOC REALTY                         3,735                        3,735
     50                     50 RFS HOTEL INVESTORS                            677                          677
     50                     50 RIGGS NATIONAL CORPORATION                     746                          746
    100                    100 SAFECO                                       3,089                        3,089
    250                    250 SAUL CENTERS                                 6,475                        6,475
    200                    200 SCOTTISH ANNUITY & LIFE                      3,816                        3,816
    200                    200 SENIOR HOUSING PROPERTY TRUST                3,140                        3,140
    150                    150 SERVICE BANCORP                   *          2,280                        2,280
    100                    100 SILICON VALLEY BANCSHARES         *          2,636                        2,636
     50                     50 SIMMONS FIRST NATIONAL - CL. A               2,130                        2,130
    100                    100 SIMON PROPERTY GROUP                         3,684                        3,684
    300                    300 SIZELER PROPERTY INVESTORS                   3,276                        3,276
     50                     50 SKY FINANCIAL GROUP                          1,058                        1,058
    100                    100 SL GREEN REALTY                              3,565                        3,565
     50                     50 SOUTHERN MISSOURI BANCORP                      963                          963
     50                     50 SOUTHSIDE BANCSHARES                           799                          799
     50                     50 SOUTHTRUST                                   1,306                        1,306
    100                    100 SOVEREIGN BANCORP                            1,495                        1,495
    100                    100 SOVRAN SELF STORAGE                          3,417                        3,417
    200                    200 STANDARD MANAGEMENT               *          1,600                        1,600
    100                    100 STERLING BANCORP                             3,570                        3,570
    210                    210 STERLING FINANCIAL / SPOKANE      *          4,177                        4,177
     50                     50 STEWART INFO SERVICES             *          1,028                        1,028
     50                     50 STIFEL FINANCIAL                               625                          625
    200                    200 SUMMIT PROPERTIES                            4,670                        4,670
     50                     50 SUN COMMUNITIES                              2,088                        2,088
    100                    100 SUN LIFE FINANCIAL                           2,186                        2,186
     50                     50 SUPERIOR FINANCIAL                             958                          958
    200                    200 SWS GROUP                                    3,924                        3,924
    100                    100 SYNOVUS FINANCIAL                            2,752                        2,752
    100                    100 TANGER FACTORY OUTLET CENTER                 2,950                        2,950
    400                    400 TAUBMAN CENTERS                              6,100                        6,100
    300                    300 TECHE HOLDING                                7,500                        7,500
     50                     50 TEXAS REGIONAL BANCSHARES                    2,433                        2,433
  1,850                  1,850 TFC ENTERPRISES                   *          3,238                        3,238
    150                    150 THE TRUST COMPANY OF NEW JERSEY              3,855                        3,855
    100                    100 TORONTO-DOMINION BANK                        2,350                        2,350
    350                    350 TRENWICK GROUP                               2,625                        2,625
     50                     50 TRIAD GUARANTY                    *          2,177                        2,177
    135                    135 TRIZEC CANADA                     *          2,174                        2,174
     15                     15 TRIZEC PROPERTIES - EX CTF                     254                          254
    200                    200 TRIZEC PROPERTIES                            3,372                        3,372
     50                     50 UMPQUA HOLDINGS                                924                          924
    100                    100 UNIONBANCAL CORPORATION                      4,685                        4,685
     50                     50 UNITED BANKSHARES                            1,469                        1,469
    300                    300 UNITED COMMUNITY FINANCIAL                   2,808                        2,808
    200                    200 UNITED DOMINION REALTY TRUST                 3,150                        3,150
     50                     50 UNITED NATIONAL BANCORP NJ                   1,150                        1,150
     50                     50 UNITRIN                                      1,789                        1,789
     50                     50 UNIZAN FINANCIAL CORPORATION                 1,071                        1,071
    100                    100 URSTADT BIDDLE - CL. A                       1,140                        1,140
     50                     50 US BANCORP                                   1,168                        1,168
     50                     50 VORNADO REALTY TRUST                         2,310                        2,310
    350                    350 W HOLDING                                    8,470                        8,470
     50                     50 WARREN BANCORP                                 596                          596
    200                    200 WASHINGTON MUTUAL                            7,422                        7,422
     50                     50 WASHINGTON REIT                              1,445                        1,445
    100                    100 WASHINGTON SAVINGS BANK                        850                          850
    126                    126 WASHINGTON TRUST BANCORP                     2,985                        2,985
    800                    800 WATERSIDE CAPITAL                 *          2,080                        2,080
    100                    100 WEINGARTEN REALTY                            3,540                        3,540
    150                    150 WELLS FINANCIAL                              3,450                        3,450
    100                    100 WESTBOROUGH FINANCIAL SERVICES               2,275                        2,275
     50                     50 WFS FINANCIAL                     *          1,371                        1,371
    450                    450 WINSTON HOTELS                               4,392                        4,392
    300                    300 WORLD ACCEPTANCE                  *          2,520                        2,520
    500                    500 XCELERA                           *            425                          425
    100                    100 ZWEIG TOTAL RETURN FUND                        617                          617



                               Health Care - 64.4%                        651,006      11,977,704   12,628,710
                                                                    -------------------------------------------
    150                    150 1-800 CONTACTS                    *          2,024                        2,024
     10                     10 ACCREDO HEALTH                    *            444                          444
    200                    200 ADVANCE PCS                       *          4,788                        4,788
    500                    500 ADVANCED MAGNETICS                *          1,875                        1,875
     50                     50 ADVANCED NEUROMODULATION SYSTEMS  *          1,525                        1,525
     50                     50 AETNA                                        2,399                        2,399
              39,600    39,600 AFFYMETRIX                        *                        950,004      950,004
    900                    900 AIR METHODS                       *          8,118                        8,118
    100                    100 ALARIS MEDICAL                    *            666                          666
    100          350       450 ALBANY MOLECULAR RESEARCH         *          2,114           7,399        9,513
    500                    500 ALLIANCE PHARMACEUTICAL           *            775                          775
    200                    200 ALLIED HEALTHCARE INTERNATIONAL   *          1,166                        1,166
  1,050                  1,050 ALLOU HEALTH & BEAUTY             *          8,190                        8,190
     50                     50 ALMOST FAMILY                     *            581                          581
    700                    700 ALPHARMA - CL. A                            11,886                       11,886
    250                    250 AMERICAN HEALTHWAYS               *          4,450                        4,450
    300                    300 AMERICAN SHARED HOSPITAL                     1,200                        1,200
    100                    100 AMERIGROUP                        *          2,728                        2,728
     50          150       200 AMERISOURCEBERGEN                            3,800          11,400       15,200
              34,500    34,500 AMGEN                             *                      1,444,860    1,444,860
    100                    100 AMSURG - CL. A                    *          2,626                        2,626
     50                     50 ANTIGENICS                        *            493                          493
    300                    300 AP PHARMA                         *            630                          630
    100       29,000    29,100 APPLERA -CELERA GENOMICS          *          1,200         348,000      349,200
    150                    150 ARTHROCARE CORPORATION            *          1,929                        1,929
     50                     50 ATRION CORPORATION                *          1,391                        1,391
     50                     50 ATRIX LABS                        *          1,113                        1,113
     50                     50 BECTON DICKINSON                             1,723                        1,723
    300                    300 BEVERLY ENTERPRISES               *          2,283                        2,283
     50                     50 BIO REFERENCE LABS                *            475                          475
              14,550    14,550 BIOGEN                            *                        602,807      602,807
    300                    300 BIOLASE TECHNOLOGY                *          1,530                        1,530
  2,150                  2,150 BIO-LOGIC SYSTEMS                 *          9,138                        9,138
    300                    300 BIOMET                                       8,136                        8,136
    200                    200 BIONX IMPLANTS                    *            940                          940
    200                    200 BIOQUAL                                        420                          420
    200                    200 BIOSOURCE INTERNATIONAL           *          1,180                        1,180
    100                    100 BIO-TECHNOLOGY GENERAL            *            601                          601
    200                    200 BOSTON BIOMEDICAL                 *            840                          840
     50                     50 BOSTON SCIENTIFIC                 *          1,466                        1,466
    600                    600 BOVIE MEDICAL                     *            660                          660
  1,450        1,100     2,550 BRADLEY PHARMACEUTICALS           *         19,285          14,630       33,915
    900                    900 BRISTOL-MEYER/SQUIBB                        23,130                       23,130
             222,650   222,650 CAMBRIDGE HEART                   *                        195,932      195,932
    700                    700 CANDELA                           *          3,850                        3,850
    150                    150 CANTEL MEDICAL CORPORATION        *          2,760                        2,760
     50                     50 CAPITAL SENIOR LIVING             *            163                          163
     50          400       450 CARDINAL HEALTH                              3,071          24,564       27,635
    300                    300 CARDIODYNAMICS                    *          1,116                        1,116
    250          800     1,050 CAREMARK RX                       *          4,125          13,200       17,325
    400                    400 CELL GENESYS                      *          5,396                        5,396
    300                    300 CHOLESTECH                        *          3,165                        3,165
    200                    200 CHROMAVISION MEDICAL SYSTEMS      *            358                          358
    100                    100 CLOSURE MEDICAL                   *          1,400                        1,400
    200                    200 CNS                               *          1,200                        1,200
    100                    100 COBALT CORPORATION                *          2,280                        2,280
    400                    400 COLORADO MEDTECH                  *          1,000                        1,000
     50                     50 CONCEPTUS                         *            825                          825
                 800       800 CONNETICS                         *                         10,335       10,335
     50                     50 CUBIST PHARMACEUTICALS            *            471                          471
  1,400        6,300     7,700 CURATIVE HEALTH SERVICES          *         23,492         105,714      129,206
              15,000    15,000 CV THERAPEUTICS                   *                        279,300      279,300
    100                    100 CYBERONICS                        *          1,312                        1,312
    300          600       900 D & K HEALTHCARE RESOURCES                  10,578          21,156       31,734
    100                    100 DATASCOPE                                    2,764                        2,764
    200                    200 DE RIGO SPA                                  1,182                        1,182
    100                    100 DENTSPLY INTERNATIONAL                       3,691                        3,691
    150                    150 DIALYSIS CORP OF AMERICA          *            450                          450
  1,000                  1,000 DRAXIS HEALTH                     *          2,620                        2,620
    300                    300 DYNACQ INTERNATIONAL              *          4,227                        4,227
  3,100        1,200     4,300 ELAN, ADR                         *         16,957           6,564       23,521
                 200       200 ELI LILLY & CO                                              11,280       11,280
     50                     50 EMBREX                            *          1,046                        1,046
     50                     50 ENZO BIOCHEM                      *            717                          717
    100          700       800 EXPRESS SCRIPTS                   *          5,011          35,077       40,088
     50                     50 FIRST HEALTH GROUP                *          1,402                        1,402
                 500       500 FOREST LABORATORIES, CL A         *                         35,400       35,400
                 600       600 GENETECH                          *                         20,100       20,100
     50                     50 GENTIVA HEALTH SERVICES                        450                          450
    200                    200 GERON                             *            916                          916
     50       27,466    27,516 GUIDANT                           *          1,512         830,297      831,809
    100                    100 HANGER ORTHOPEDIC GROUP           *          1,519                        1,519
     50                     50 HEALTH NET                        *          1,339                        1,339
    150                    150 HEALTHTRONICS                     *          2,624                        2,624
                 350       350 HENRY SCHEIN                      *                         15,575       15,575
     50                     50 HI-TECH PHARMACAL                 *            500                          500
    100          700       800 HUMAN GENOME SCIENCE              *          1,340           9,380       10,720
     50                     50 HUMANA                            *            782                          782
    300                    300 HYCOR BIOMEDICAL                  *          1,089                        1,089
    150                    150 ICN PHARMACEUTICALS                          3,632                        3,632
    150                    150 ICON, ADR                         *          4,275                        4,275
    200          700       900 ICOS                              *          3,392          11,872       15,264
     50                     50 ICU MEDICAL                       *          1,545                        1,545
                 200       200 IDEC PHARMACEUTICALS              *                          7,090        7,090
    200                    200 I-FLOW                            *            468                          468
              31,048    31,048 IGEN INTERNATIONAL                *                        978,012      978,012
     50                     50 ILEX ONCOLOGY                     *            705                          705
     50                     50 IMCLONE SYSTEMS                   *            435                          435
    100                    100 IMMUCOR                           *          2,347                        2,347
  1,000                  1,000 IMMUNE RESPONSE                   *            350                          350
              51,909    51,909 IMMUNEX                           *                      1,159,647    1,159,647
                 600       600 IMMUOGEN                          *                          1,614        1,614
     50                     50 IMPATH                            *            898                          898
              50,640    50,640 INCYTE GENOMICS                   *                        368,153      368,153
     50                     50 INDEVUS PHARMACEUTICALS           *             58                           58
    300          600       900 INHALE THERAPEUTIC SYSTEMS        *          2,979           5,958        8,937
    700                    700 INSMED                            *            980                          980
  1,100                  1,100 INTEGRA                           *             66                           66
     50                     50 INTEGRA LIFESCIENCES              *          1,088                        1,088
    400                    400 INTEGRAMED AMERICA                *          3,400                        3,400
    300                    300 INTERPORE INTERNATIONAL           *          2,901                        2,901
    850                    850 INTL REMOTE IMAGING SYSTEMS       *          2,414                        2,414
    250                    250 INVIVO CORPORATION                *          3,725                        3,725
    400        3,800     4,200 ISIS PHARMACEUTICALS              *          3,804          36,138       39,942
    300                    300 I-STAT                            *          1,068                        1,068
    100                    100 IVAX                              *          1,080                        1,080
    450          300       750 JOHNSON & JOHNSON                           23,517          15,678       39,195
    150                    150 KENDLE INTERNATIONAL              *          2,040                        2,040
     50                     50 KENSEY NASH CORPORATION           *            810                          810
    150                    150 KEWAUNEE SCIENTIFIC                          1,544                        1,544
    200                    200 LANNETT                           *          2,040                        2,040
  1,250                  1,250 LARK TECHNOLOGIES                 *          1,550                        1,550
     50          800       850 LIGAND PHARMACEUTICALS            *            725          11,600       12,325
    150                    150 LUXOTTICA GROUP S.P.A.                       2,850                        2,850
    150          600       750 MATRIA HEALTHCARE                 *          1,233           4,932        6,165
     50                     50 MCKESSON HBOC                                1,635                        1,635
    100                    100 MEDAMICUS                         *            805                          805
     50                     50 MEDCATH CORPORATION               *            855                          855
     50                     50 MEDICAL ACTION                    *            640                          640
     50                     50 MEDICIS PHARMACEUTICAL- CL. A     *          2,138                        2,138
              24,200    24,200 MEDIMMUNE                         *                        638,880      638,880
     50                     50 MEDSTONE INTERNATIONAL            *            253                          253
    370                    370 MEDTOX SCIENTIFIC                 *          3,815                        3,815
    550       12,600    13,150 MEDTRONIC                                   23,568         539,910      563,478
    500          200       700 MERCK & CO                                  25,320          10,128       35,448
    375                    375 MERIT MEDICAL SYSTEMS             *          7,736                        7,736
    500                    500 MESA LABORATORIES                 *          3,020                        3,020
    200                    200 MICROTEK MEDICAL HOLDINGS         *            510                          510
              52,700    52,700 MILLENIUM PHARMACEUTICALS         *                        640,305      640,305
    500                    500 MIM                               *          6,045                        6,045
    250                    250 MONARCH DENTAL                    *            870                          870
    100          300       400 MYLAN LABORATORIES                           3,135           9,405       12,540
    400                    400 NABI BIOPHARMACEUTICALS           *          2,148                        2,148
    250                    250 NASTECH PHARMACEUTICAL            *          4,108                        4,108
     50                     50 NATIONAL HEALTHCARE               *          1,063                        1,063
    160                    160 NATIONAL HOME HEALTH CARE         *          1,928                        1,928
     50                     50 NATIONAL MEDICAL HEALTH           *            474                          474
              32,790    32,790 NEOSE TECHNOLOGIES                *                        357,411      357,411
     10                     10 NEW BRUNSWICK SCIENTIFIC          *             70                           70
    600                    600 NMT MEDICAL                       *          3,828                        3,828
     50                     50 NOVEN PHARMACEUTICALS             *          1,275                        1,275
              85,900    85,900 NOVOSTE                           *                        396,858      396,858
    950                    950 NUTRITION 21                      *            570                          570
  1,300                  1,300 NYMOX PHARMACEUTICAL              *          6,097                        6,097
    350                    350 OCULAR SCIENCES                   *          9,275                        9,275
    600                    600 OMEGA WORLDWIDE                   *          1,266                        1,266
    150                    150 OMNICARE                                     3,939                        3,939
    100                    100 ONYX PHARMACEUTICALS              *            577                          577
     50                     50 OPTION CARE                       *            687                          687
    250                    250 ORTHODONTIC CENTERS OF AMERICA    *          5,763                        5,763
  1,300                  1,300 ORTHOLOGIC                        *          7,189                        7,189
    250                    250 OSTEOTECH                         *          1,848                        1,848
     50                     50 OWENS & MINOR                                  988                          988
     50                     50 OXFORD HEALTH PLANS               *          2,323                        2,323
    350                    350 PACIFICARE HEALTH SYSTEMS         *          9,520                        9,520
    250                    250 PAREXEL INTERNATIONAL             *          3,478                        3,478
     50                     50 PDI                               *            775                          775
    200                    200 PEDIATRIC SERVICES OF AMERICA     *          1,404                        1,404
    100                    100 PEDIATRIX MEDICAL GROUP           *          2,500                        2,500
    100                    100 PERRIGO                           *          1,300                        1,300
                 300       300 PFIZER                                                      10,500       10,500
                               PHARMACEUTICAL PRODUCT
    450                    450 DEVELOPMENT                       *         11,853                       11,853
    350                    350 PHARMACEUTICAL RESOURCES          *          9,723                        9,723
     50                     50 PHARMACIA CORPORATION                        1,873                        1,873
    250          700       950 POLYMEDICA                                   6,385          17,878       24,263
  1,300                  1,300 PRIME MEDICAL SERVICES            *         15,106                       15,106
     50                     50 PRIORITY HEALTHCARE - CL.B        *          1,175                        1,175
     50       12,000    12,050 PROTEIN DESIGN LABS               *            543         130,320      130,863
     50                     50 PROVINCE HEALTHCARE               *          1,118                        1,118
    100                    100 PSS WORLD MEDICAL                 *            810                          810
    250                    250 QLT PHOTOTERAPEUTICS              *          3,338                        3,338
             162,125   162,125 QUADRAMED                         *                      1,133,254    1,133,254
    100                    100 RADIOLOGIX                        *          1,525                        1,525
    300                    300 RAMSAY YOUTH SERVICES             *          1,350                        1,350
    100                    100 REGENERATION TECHNOLOGIES         *            604                          604
    100                    100 REHABCARE GROUP                   *          2,403                        2,403
  1,650                  1,650 REHABILICARE                      *          7,920                        7,920
    100                    100 RES-CARE                          *            662                          662
     50                     50 RESMED                            *          1,470                        1,470
     38                     38 RESPIRONICS                       *          1,294                        1,294
    150                    150 RIGEL PHARMACEUTICALS             *            548                          548
    400          150       550 SCHERING PLOUGH                              9,840           3,690       13,530
              19,850    19,850 SEPRACOR                          *                        189,567      189,567
     50                     50 SEROLOGICALS                      *            915                          915
    850                    850 SERVICE CORP INTERNATIONAL        *          4,106                        4,106
     50                     50 SFBC INTERNATIONAL                *            839                          839
                 500       500 SHIRE PHARMACEUTICALS             *                         12,905       12,905
    150                    150 SIERRA HEALTH SERVICES            *          3,353                        3,353
    350                    350 SOLA INTERNATIONAL                *          4,025                        4,025
    100        1,600     1,700 SONUS PHARMACEUTICALS             *            209           3,344        3,553
    100                    100 SPAN AMERICA MEDICAL SYSTEMS                   797                          797
  1,350                  1,350 STEWART ENTERPRISES - CL. A       *          8,600                        8,600
     50                     50 STRATEGIC DIAGNOSTICS             *            220                          220
    400                    400 SUNRISE ASSISTED LIVING           *         10,720                       10,720
    150                    150 TARO PHARMACEUTICALS              *          3,678                        3,678
     50                     50 TEVA PHARMACEUTICAL, ADR                     3,339                        3,339
    200                    200 THERAGENICS                       *          1,686                        1,686
     50                     50 TRANSKARYOTIC THERAPIES           *          1,803                        1,803
     50                     50 TRIMERIS                          *          2,220                        2,220
    900                    900 TRINITY BIOTECH, ADR              *          1,261                        1,261
              30,000    30,000 TRIZETTO GROUP                    *                        256,500      256,500
    700                    700 TROVER SOLUTIONS                  *          4,130                        4,130
    200          400       600 U.S. PHYSICAL THERAPY                        4,062           8,124       12,186
     50                     50 UNILAB                            *          1,370                        1,370
                  50        50 UNITEDHEALTH GROUP                                           4,577        4,577
     50                     50 UROLOGIX                          *            640                          640
    500                    500 US ONCOLOGY                       *          4,165                        4,165
    300                    300 UTAH MEDICAL                      *          4,761                        4,761
     50                     50 VASOMEDICAL                       *            133                          133
      7                      7 VIASYS HEALTHCARE                 *            122                          122
     50                     50 VISTA MEDICAL TECHNOLOGIES        *            185                          185
    100                    100 VIVUS                             *            677                          677
     50                     50 WELLPOINT HEALTH NETWORKS         *          3,891                        3,891
  1,500                  1,500 WRP CORPORATION                   *            975                          975
     50          400       450 WYETH                                        2,560          20,480       23,040
    450                    450 XOMA                              *          1,796                        1,796
    500                    500 ZEVEX INTERNATIONAL               *          1,350                        1,350
     50                     50 ZOLL MEDICAL                      *          1,627                        1,627


                               Industrials - 5.2%                       1,024,271                    1,024,271
                                                                    --------------               --------------
    150                    150 A. O. SMITH                                  4,682                        4,682
     50                     50 AAR                                            510                          510
    150                    150 ACTUANT - CL. A                   *          6,188                        6,188
    100                    100 ACUITY BRANDS                                1,820                        1,820
  1,000                  1,000 AEROCENTURY                       *          4,100                        4,100
     50                     50 AEROFLEX                          *            348                          348
     50                     50 AGCO                              *            975                          975
     10                     10 AGERE SYSTEMS                     *             14                           14
    251                    251 AGERE SYSTEMS - CL. B             *            377                          377
    650                    650 AIR T                                        2,015                        2,015
    200                    200 AIRBORNE                                     3,840                        3,840
    300                    300 AIRNET SYSTEMS                    *          2,550                        2,550
    300                    300 AIRTRAN HOLDINGS                  *          1,605                        1,605
     50                     50 ALAMO GROUP                                    750                          750
    200                    200 ALLIED HOLDINGS                   *          1,048                        1,048
    150                    150 ALLIED RESEARCH                   *          3,804                        3,804
  1,150                  1,150 AMBASSADORS INTERNATIONAL         *         11,569                       11,569
     50                     50 AMERICA WEST HOLDING              *            137                          137
    450                    450 AMERICAN POWER CONVERSION         *          5,684                        5,684
     50                     50 AMERICAN SCIENCE & ENGINEERING    *            790                          790
    600                    600 AMERICAN TECH CERAMICS            *          3,000                        3,000
     50                     50 AMERICAN WOODMARK                            2,807                        2,807
     50                     50 AMERICA'S CAR-MART                *            689                          689
    150                    150 AMR                               *          2,529                        2,529
    150                    150 AMTRAN                            *          1,029                        1,029
     50                     50 ANSELL, ADR                       *            710                          710
    150                    150 APPLIED SIGNAL TECHNOLOGY         *          1,823                        1,823
    200                    200 ARKANSAS BEST                     *          5,096                        5,096
     50                     50 ARMOR HOLDINGS                    *          1,275                        1,275
  1,000                  1,000 ARMSTRONG HOLDINGS                *          1,790                        1,790
    100                    100 ASTEC INDUSTRIES                  *          1,609                        1,609
    200                    200 ASTRONICS                         *          1,600                        1,600
    300                    300 ATC HEALTHCARE - CL. A            *            540                          540
    150                    150 ATLANTIC COAST AIRLINE            *          3,255                        3,255
     50                     50 ATLAS AIR WORLDWIDE HOLDINGS      *            185                          185
    100                    100 AUTOMATIC DATA PROCESSING                    4,355                        4,355
    700                    700 AVALON CORRECTIONAL SERVICES      *          1,666                        1,666
     50                     50 AZZ INCORPORATED                  *            780                          780
  1,900                  1,900 B & H OCEAN CARRIERS              *         14,250                       14,250
     50                     50 BADGER METER                                 1,375                        1,375
    300                    300 BAIRNCO                                      1,620                        1,620
  1,750                  1,750 BALDWIN TECH                      *          2,468                        2,468
     50                     50 BANTA CORPORATION                            1,795                        1,795
  1,600                  1,600 BE AEROSPACE                      *         21,088                       21,088
     50                     50 BOEING                                       2,250                        2,250
     50                     50 BRIGGS & STRATTON                            1,917                        1,917
    750                    750 BURLINGTON NORTHERN SANTA FE                22,500                       22,500
    100                    100 BUTLER MANUFACTURING                         2,745                        2,745
     50                     50 CANADIAN NATIONAL RAILWAY                    2,590                        2,590
    100                    100 CARLISLE                                     4,498                        4,498
    350                    350 CASCADE                           *          5,425                        5,425
    300                    300 CDI                               *          9,765                        9,765
    450                    450 CELADON GROUP                     *          5,742                        5,742
  1,450                  1,450 CENDANT CORPORATION               *         23,026                       23,026
    150                    150 CENTRAL PARKING                              3,428                        3,428
    500                    500 CENTURY BUSINESS SERVICES         *          1,630                        1,630
    100                    100 CHANNELL COMMERCIAL               *            700                          700
    750                    750 CHASE                                        8,025                        8,025
    250                    250 CIRCOR INTERNATIONAL                         4,288                        4,288
    350                    350 CLEAN HARBORS                     *          4,116                        4,116
    850                    850 COHESANT TECHNOLOGIES             *          3,655                        3,655
    750                    750 COINSTAR                          *         18,338                       18,338
    500                    500 COMFORT SYSTEMS USA               *          2,485                        2,485
    300                    300 COMPX INTERNATIONAL                          3,975                        3,975
    300                    300 CONCORD EFS                       *          9,042                        9,042
    700                    700 CONSOLIDATED GRAPHICS             *         13,300                       13,300
    200                    200 CONTROL CHIEF HOLDINGS            *            598                          598
    150                    150 CORNELL COMPANIES                 *          1,778                        1,778
    400                    400 COVENANT TRANSPORT -  CL.A        *          8,500                        8,500
    500                    500 CPI AEROSTRUCTURES                *          3,575                        3,575
     50                     50 CPI CORPORATION                                975                          975
  1,100                  1,100 CRONUS GROUP                      *          4,510                        4,510
    100                    100 CSG SYSTEMS INTERNATIONAL         *          1,914                        1,914
     50                     50 CTB INTERNATIONAL                 *            768                          768
     50                     50 CUMMINS                                      1,655                        1,655
    300                    300 DELUXE                                      11,667                       11,667
    400                    400 DESC S A, ADR                                3,860                        3,860
    300                    300 DESWELL INDUSTRIES                           6,714                        6,714
     50                     50 DOLLAR THRIFTY AUTOMOTIVE         *          1,295                        1,295
    100                    100 DREW INDUSTRIES                   *          1,645                        1,645
    150                    150 DT INDUSTRIES                     *            525                          525
    450                    450 DUCOMMUN                          *         11,808                       11,808
    750                    750 DWYER GROUP                       *          3,098                        3,098
    500                    500 DYNAMIC MATERIALS                 *          1,700                        1,700
    400                    400 DYCOM INDUSTRIES                  *          4,676                        4,676
    100                    100 EDISON CONTROL                    *            650                          650
    350                    350 EFUNDS                            *          3,321                        3,321
    300                    300 EGL                               *          5,088                        5,088
    100                    100 EMCOR GROUP                       *          5,870                        5,870
    850                    850 ENDWAVE                           *            680                          680
    400                    400 ENNIS BUSINESS FORMS                         5,220                        5,220
    150                    150 ESCO TECHNOLOGIES                 *          5,250                        5,250
    100                    100 ESPEY MFG & ELECTRONICS                      2,010                        2,010
    300                    300 EXCEL MARITIME CARRIERS                        540                          540
    100                    100 EXPEDITORS INTERNATIONAL                     3,316                        3,316
    450                    450 FEDEX CORPORATION                           24,030                       24,030
    300                    300 FIRST CONSULTING GROUP            *          2,580                        2,580
    100                    100 FIRSTSERVICE CORPORATION          *          2,527                        2,527
     50                     50 FORWARD AIR CORPORATION           *          1,639                        1,639
    400                    400 FOSTER WHEELER                    *            640                          640
    200                    200 FRONTIER AIRLINES                 *          1,626                        1,626
    100                    100 FRONTLINE                                      954                          954
  1,600                  1,600 FROZEN FOOD EXPRESS               *          3,840                        3,840
    100                    100 GENCORP                                      1,430                        1,430
    150                    150 GENERAL BINDING                   *          2,510                        2,510
    230                    230 GENERAL DYNAMICS                            24,461                       24,461
    175                    175 GENESEE & WYOMING                 *          3,948                        3,948
     50                     50 GENLYTE GROUP                     *          2,032                        2,032
     50                     50 GENUINE PARTS                                1,744                        1,744
  3,650                  3,650 GEVITY HR                                   14,454                       14,454
  1,700                  1,700 GOLDFIELD                         *            714                          714
     50                     50 GOODRICH CORPORATION                         1,366                        1,366
     50                     50 GRAHAM                            *            460                          460
     50                     50 GRANITE CONSTRUCTION                         1,265                        1,265
    100                    100 GSI LUMONICS                      *            770                          770
    600                    600 GUNDLE/SLT ENVIRONMENTAL          *          4,410                        4,410
  6,800                  6,800 H.E.R.C. PRODUCTS                 *            714                          714
     50                     50 HALL KINION & ASSOCIATES          *            376                          376
  3,250                  3,250 HATHAWAY                          *          8,125                        8,125
    100                    100 HEALTHCARE SERVICES               *          1,545                        1,545
    100                    100 HEICO                                        1,402                        1,402
     50                     50 HEIDRICK & STRUGGLES              *            999                          999
    100                    100 HERLEY INDUSTRIES                 *          2,121                        2,121
    500                    500 HEXCEL                            *          2,175                        2,175
     50                     50 HUBBELL - CL. B                              1,708                        1,708
    200                    200 HURCO COMPANIES                   *            442                          442
    150                    150 HUTTIG BUILDING PRODUCTS          *            806                          806
    100                    100 INSITUFORM TECHNOLOGIES -  CL. A  *          2,118                        2,118
    200                    200 INSURANCE AUTO AUCTIONS           *          3,900                        3,900
    300                    300 INTERNATIONAL DE CERAMICA         *          2,535                        2,535
    200                    200 INTERNATIONAL SHIPHOLDING         *          1,310                        1,310
    200                    200 JEWETT-CAMERON TRADING            *          1,800                        1,800
    350                    350 JINPAN INTERNATIONAL              *          1,421                        1,421
    600                    600 JLG INDUSTRIES                               8,418                        8,418
     50                     50 KADANT                            *            825                          825
     50                     50 KAMAN CORPORATION                              838                          838
    100                    100 KAYDON                                       2,361                        2,361
     50                     50 KEITH COS                         *            761                          761
    100                    100 KELLY SERVICES - CL.A                        2,701                        2,701
    150                    150 KIRBY                             *          3,668                        3,668
    150                    150 KNIGHT TRANSPORTATION             *          3,479                        3,479
    100                    100 KORN/FERRY INTERNATIONAL          *            910                          910
    850                    850 LABOR READY                       *          4,973                        4,973
    100                    100 LANDSTAR                          *         10,685                       10,685
    100                    100 LAWSON PRODUCTS                              3,081                        3,081
    200                    200 LENNOX INTERNATIONAL                         3,598                        3,598
    300                    300 LINDSAY MANUFACTURING                        6,945                        6,945
    350                    350 LOCKHEED MARTIN                             24,325                       24,325
    750                    750 MAIL-WELL                         *          3,900                        3,900
    450                    450 MARITRANS                                    6,053                        6,053
     50                     50 MARTEN TRANSPORT                  *          1,000                        1,000
    500                    500 MASTEC                            *          3,680                        3,680
    500                    500 MC SHIPPING                       *            550                          550
    250                    250 MCDERMOTT INTERNATIONAL           *          2,025                        2,025
    250                    250 MCSI                              *          2,810                        2,810
    350                    350 MEDIALINK WORLDWIDE               *          1,313                        1,313
     50                     50 MEDQUIST                          *          1,332                        1,332
    250                    250 MEMBERWORKS                       *          4,633                        4,633
    400                    400 MESA AIR GROUP                    *          3,680                        3,680
    200                    200 MESABA HOLDINGS                   *          1,174                        1,174
    300                    300 METSO, ADR                                   3,915                        3,915
    100                    100 MIDWEST EXPRESS HOLDINGS          *          1,320                        1,320
    300                    300 MILACRON                                     3,045                        3,045
    300                    300 MINUTEMAN INTERNATIONAL                      2,919                        2,919
    200                    200 MOBILE MINI                       *          3,420                        3,420
    400                    400 MPS GROUP                         *          3,400                        3,400
    900                    900 NATIONAL SERVICE INDUSTRIES                  8,100                        8,100
    450                    450 NAVIGANT CONSULTING               *          3,146                        3,146
    250                    250 NAVIGANT INTERNATIONAL            *          3,868                        3,868
     50                     50 NCO GROUP                         *          1,089                        1,089
    250                    250 NEW ENGLAND BUSINESS SERVICE                 6,285                        6,285
    200                    200 NORDIC AMERICAN TANKER                       2,730                        2,730
    150                    150 NORTECH SYSTEMS                   *          1,359                        1,359
    300                    300 NORTHWEST AIRLINES - CL. A        *          3,618                        3,618
    450                    450 OLD DOMINION FREIGHT LINE         *          6,773                        6,773
  2,300                  2,300 OMI                               *          9,430                        9,430
    700                    700 ORBIT INTERNATIONAL               *          3,290                        3,290
  1,200                  1,200 ORBITAL SCIENCES                  *          9,564                        9,564
    100                    100 OUTLOOK GROUP                     *            436                          436
    150                    150 OVERSEAS SHIPHOLDING GROUP                   3,162                        3,162
    250                    250 P.A.M. TRANSPORTATION SERVICES    *          6,005                        6,005
     50                     50 PARK-OHIO HOLDINGS                *            225                          225
    200                    200 PEERLESS MANUFACTURING            *          3,400                        3,400
    200                    200 PEGASUS SOLUTIONS                 *          3,500                        3,500
    100                    100 PENN ENGINEERING AND MANUFACTURING           1,742                        1,742
  1,000                  1,000 PERMA-FIX ENVIRONMENTAL SERVICES  *          2,800                        2,800
  3,350                  3,350 PIONEER RAILCORP                  *          5,561                        5,561
     50                     50 PITNEY BOWES                                 1,986                        1,986
    450                    450 POWER- ONE                        *          2,799                        2,799
     50                     50 PRECISION CASTPARTS                          1,650                        1,650
    100                    100 PRG-SCHULTZ INTERNATIONAL         *          1,231                        1,231
    300                    300 PROVIDENCE AND WORCESTER                     2,460                        2,460
    100                    100 PUBCO                             *            952                          952
    300                    300 PW EAGLE                          *          1,905                        1,905
    200                    200 QUANTA SERVICES                   *          1,974                        1,974
    200                    200 RAILAMERICA                       *          2,164                        2,164
    950                    950 RCM TECHNOLOGIES                  *          4,750                        4,750
    300                    300 RECONDITIONED SYSTEMS             *            720                          720
     50                     50 REGAL-BELOIT                                 1,216                        1,216
    150                    150 RELIANCE STEEL AND ALUMINUM                  4,575                        4,575
    350                    350 REMEDYTEMP, CL. A                 *          6,370                        6,370
    600                    600 RENT A WRECK OF AMERICA           *            983                          983
    100                    100 RIGHT MANAGEMENT CONSULTANTS      *          2,630                        2,630
     50                     50 ROADWAY EXPRESS                              1,797                        1,797
    100                    100 ROCKWELL INTERNATIONAL                       1,998                        1,998
    300                    300 RYANAIR HOLDINGS, ADR             *         10,461                       10,461
     50                     50 RYDER SYSTEM                                 1,355                        1,355
    400                    400 SHAW GROUP                        *         12,280                       12,280
    100                    100 SIGNAL TECHNOLOGY                 *            939                          939
     50                     50 SIMPSON MANUFACTURING             *          2,857                        2,857
    300                    300 SKF AB,  ADR                                 7,635                        7,635
    150                    150 SKYWEST                                      3,509                        3,509
     50                     50 SOUTHWEST AIRLINES                             808                          808
    100                    100 SPARTAN                           *            900                          900
    550                    550 SPHERION CORPORATION              *          6,545                        6,545
     50                     50 STANDARD REGISTER                            1,710                        1,710
    150                    150 STANDEX INTERNATIONAL                        3,765                        3,765
    950                    950 STEWART AND STEVENSON                       16,853                       16,853
    150                    150 STRATEGIC DISTRIBUTION            *          2,115                        2,115
    100                    100 SUN HYDRAULICS                                 806                          806
    100                    100 SUPREME INDUSTRIES                *            565                          565
    300                    300 SWIFT TRANSPORTATION              *          6,990                        6,990
    100                    100 SYLVAN LEARNING SYSTEMS           *          1,994                        1,994
    500                    500 SYNAGRO TECHNOLOGIES              *          1,600                        1,600
    300                    300 TAYLOR DEVICES                    *          1,170                        1,170
    400                    400 TB WOOD'S                                    3,320                        3,320
     50                     50 TECUMSEH PRODUCTS - CL. A                    2,654                        2,654
    150                    150 TEEKAY SHIPPING                              5,537                        5,537
     50                     50 TELEFLEX                                     2,858                        2,858
    150                    150 TEREX                             *          3,374                        3,374
     50                     50 TEXTRON                                      2,345                        2,345
  1,200                  1,200 THERMO VIEW INDUSTRIES            *          1,212                        1,212
     50                     50 THOMAS INDUSTRIES                            1,440                        1,440
    500                    500 TODD SHIPYARDS                    *          6,275                        6,275
    100                    100 TRAFFIX                           *            490                          490
    300                    300 TRANSPORT CORPORATION OF AMERICA  *          2,085                        2,085
    100                    100 TRANSTECHNOLOGY                   *          1,135                        1,135
    200                    200 TREDEGAR CORPORATION                         4,830                        4,830
    100                    100 TRINITY INDUSTRIES                           2,072                        2,072
    200                    200 TRIUMPH GROUP INCORPORATED        *          8,920                        8,920
  1,350                  1,350 TYCO INTERNATIONAL                          18,239                       18,239
    800                    800 U S INDUSTRIES                    *          2,760                        2,760
    300                    300 U.S. XPRESS ENTERPRISES - CL.A    *          3,933                        3,933
    150                    150 UNIFIRST                                     3,795                        3,795
     50                     50 UNION PACIFIC                                3,164                        3,164
    300                    300 UNITED CAPITAL CORPORATION        *          7,335                        7,335
     50                     50 UNITED INDUSTRIAL                            1,093                        1,093
    350                    350 UNIVERSAL FOREST PRODUCTS                    8,197                        8,197
    100                    100 URS CORPORATION                   *          2,800                        2,800
    100                    100 US AIRWAYS GROUP                  *            370                          370
    350                    350 US LABORATORIES                   *          4,550                        4,550
    350                    350 USFREIGHTWAYS                               13,255                       13,255
    750                    750 USG                               *          5,363                        5,363
     50                     50 VALASSIS COMMUNICATION            *          1,825                        1,825
    100                    100 VALMONT INDUSTRIES                           2,033                        2,033
    450                    450 VALPEY FISHER                     *          1,598                        1,598
    700                    700 VELCRO INDUSTRIES N V                        6,867                        6,867
     50                     50 VIAD CORPORATION                             1,300                        1,300
    300                    300 VITRAN                            *          1,506                        1,506
     50                     50 VOLT INFORMATION SCIENCES         *          1,225                        1,225
    100                    100 WABASH NATIONAL                              1,000                        1,000
    100                    100 WALLACE COMPUTER SERVICES                    2,150                        2,150
    200                    200 WASTE MANAGEMENT                             5,210                        5,210
    100                    100 WATSCO                                       1,825                        1,825
    250                    250 WATTS INDUSTRY                               4,963                        4,963
    150                    150 WERNER ENTERPRISES                           3,197                        3,197
    100                    100 WILLIAMS INDUSTRIES               *            513                          513
    200                    200 WOLVERINE TUBE                    *          1,510                        1,510
    350                    350 WORKFLOW MANAGEMENT               *          1,194                        1,194
     50                     50 WORLD FUEL SERVICES                          1,220                        1,220
    100                    100 YELLOW CORPORATION                *          3,240                        3,240



                               Information Technology - 2.7%              528,003                      528,003
                                                                    --------------               --------------
    200                    200 3 COM CORPORATION                 *            880                          880
  4,250                  4,250 3DO COMPANY                       *          2,465                        2,465
  1,350                  1,350 ACCLAIM ENTERTAINMENT             *          4,766                        4,766
    850                    850 ACE*COMM                          *            893                          893
    150                    150 ACTEL                             *          3,153                        3,153
    200                    200 ACTIVCARD SA, ADR                 *          1,270                        1,270
    250                    250 ADAPTEC                           *          1,973                        1,973
    250                    250 ADC TELECOMMUNICATIONS            *            573                          573
    150                    150 ADVANCED DIGITAL INFO             *          1,265                        1,265
    450                    450 ADVANCED FIBRE COMMUNICATION      *          7,443                        7,443
    250                    250 ADVANCED MICRO DEVICES            *          2,430                        2,430
    200                    200 ADVANCED SEMICONDUCTOR, ADR       *            650                          650
    300                    300 ALCATEL OPTRONICS, ADR                         540                          540
    100                    100 AMTECH SYSTEMS                    *            534                          534
     50                     50 ANALOG DEVICES                    *          1,485                        1,485
     50                     50 ANALOGIC                                     2,459                        2,459
    100                    100 APPLE COMPUTER                    *          1,772                        1,772
    250                    250 ASA, ADR                                     7,665                        7,665
    100                    100 ASM INTERNATIONAL NV              *          1,726                        1,726
    150                    150 ASPECT COMMUNICATIONS             *            480                          480
    100                    100 AUDIOVOX CORPORATION              *            795                          795
    150                    150 AUTODESK                                     1,988                        1,988
    100                    100 AVAYA                             *            495                          495
    400                    400 AVID TECH                         *          3,704                        3,704
    100                    100 AVX                                          1,633                        1,633
    300                    300 AXCELIS TECHNOLOGIES              *          3,390                        3,390
    100                    100 AXCIOM CORPORATION                *          1,749                        1,749
    100                    100 AXT                               *            798                          798
  2,100                  2,100 BARPOINT.COM                                   420                          420
    300                    300 BENTHOS                           *          1,800                        1,800
    700                    700 BOGEN COMMUNICATIONS              *          2,695                        2,695
     50                     50 BORLAND SOFTWARE                  *            515                          515
    100                    100 BROOKTROUT                        *            570                          570
    400                    400 CABLETEL COMMUNICATIONS           *            400                          400
    950                    950 CAPTARIS                          *          2,803                        2,803
    550                    550 CATALYST SEMICONDUCTOR            *          1,458                        1,458
    200                    200 CATAPULT COMMUNICATIONS           *          4,374                        4,374
    100                    100 C-COR.NET CORPORATION             *            700                          700
    100                    100 CENTERSPAN COMMUNICATIONS         *            460                          460
    250                    250 CHECKPOINT SYSTEMS                *          2,925                        2,925
    100                    100 CIBER                             *            725                          725
    100                    100 CITRIX SYSTEMS                    *            604                          604
    800                    800 CMG INFORMATION SERVICES          *            384                          384
    600                    600 COGNICASE                         *          2,550                        2,550
    150                    150 COHU                                         2,592                        2,592
    100                    100 COMMSCOPE                         *          1,250                        1,250
    150                    150 COMPUTER ASSOCIATES                          2,384                        2,384
     50                     50 COMPUTER SCIENCES                 *          2,390                        2,390
    200                    200 COMPUWARE CORPORATION             *          1,214                        1,214
    350                    350 COMVERSE TECHNOLOGY               *          3,241                        3,241
    600                    600 COPPER MOUNTAIN NETWORKS          *            504                          504
  2,000                  2,000 CORIO                             *          2,180                        2,180
    400                    400 CRAFTMADE INTERNATIONAL                      6,080                        6,080
  1,000                  1,000 CRAY                              *          4,470                        4,470
    100                    100 CRAYFISH, ADR                     *            903                          903
    150                    150 CREATIVE TECHNOLOGY                          1,347                        1,347
    650                    650 CSP                               *          2,040                        2,040
    100                    100 CTS                                          1,204                        1,204
    400                    400 CVD EQUIPMENT                     *            860                          860
     50                     50 DAKTRONICS                        *            492                          492
     50                     50 DATARAM                           *            188                          188
    450                    450 DELL COMPUTER                     *         11,763                       11,763
     50                     50 DIEBOLD                                      1,862                        1,862
    950                    950 DIGI INTERNATIONAL                *          3,136                        3,136
    100                    100 DIGITAL LIGHTWAVE                 *            234                          234
  4,950                  4,950 DIGITALTHINK                      *          6,930                        6,930
    650                    650 DIODES                            *          5,545                        5,545
     50                     50 DMC STRATEX NETWORKS              *            101                          101
    100                    100 DOCUCORP INTERNATIONAL            *          1,023                        1,023
     50                     50 DREXLER TECHNOLOGY                *          1,080                        1,080
     50                     50 DYNAMICS RESEARCH                 *          1,209                        1,209
    700                    700 EBOOKERS.COM                      *          5,530                        5,530
    200                    200 ECLIPSYS CORPORATION              *          1,312                        1,312
     50                     50 ECTEL                             *            580                          580
    900                    900 ELAMEX SA DE CV                   *          4,635                        4,635
    100                    100 ELECTROGLAS                       *          1,000                        1,000
     50                     50 ELECTRONIC ARTS                   *          3,303                        3,303
    750                    750 ELECTRO-SENSORS                              3,293                        3,293
    350                    350 ELITE INFORMATION GROUP           *          3,483                        3,483
    100                    100 ELRON ELECTRONIC INDUSTRIES       *            820                          820
    100                    100 EMC                               *            755                          755
     50                     50 EMULEX                            *          1,126                        1,126
     50                     50 EPRESENCE                         *            188                          188
     50                     50 ESS TECHNOLOGY                    *            877                          877
     50                     50 EXAR                              *            986                          986
    200                    200 EXPONENT                          *          2,582                        2,582
    100                    100 FARGO ELECTRONICS                 *            822                          822
    150                    150 FINDWHAT.COM                      *            803                          803
     50                     50 FIRSTWAVE TECHNOLOGIES            *            575                          575
     50                     50 FLIR SYSTEMS                      *          2,099                        2,099
    100                    100 FORGENT NETWORKS                  *            500                          500
     50                     50 FORRESTER RESEARCH                *            970                          970
    300                    300 FRISCO BAY INDUSTRIES             *          3,015                        3,015
     28                     28 GENESIS MICROCHIP                 *            234                          234
    200                    200 GIGA-TRONICS                      *            470                          470
    850                    850 GLENAYRE TECHNOLOGIES             *          1,062                        1,062
    100                    100 GLOBAL IMAGING SYSTEMS            *          1,899                        1,899
     50                     50 GROUP 1 SOFTWARE                  *            693                          693
    550                    550 HARMONIC LIGHTWAVES               *          2,012                        2,012
    400                    400 HEALTH MANAGEMENT SYSTEMS         *          1,260                        1,260
    900                    900 HYTEK MICROSYSTEMS                *          1,845                        1,845
    150                    150 IDX SYSTEMS                       *          1,953                        1,953
    100                    100 ILOG SA, ADR                      *            565                          565
     50                     50 IMATION CORPORATION               *          1,488                        1,488
    200                    200 IMAX                              *          1,132                        1,132
  1,050                  1,050 INNOVEX                           *          4,169                        4,169
  1,250                  1,250 INTEL                                       22,838                       22,838
     50                     50 INTER TEL                                      856                          856
    200                    200 INTERGRAPH                        *          3,488                        3,488
    900                    900 INTERLAND                         *          3,132                        3,132
    100                    100 INTERNATIONAL RECTIFIER           *          2,915                        2,915
     50                     50 INTERSIL CORPORATION              *          1,069                        1,069
     50                     50 INVESTMENT TECHNOLOGY GROUP       *          1,635                        1,635
    300                    300 IOMEGA                            *          3,855                        3,855
    100                    100 IONA TECHNOLOGIES, ADR            *            530                          530
     50                     50 ITRON                             *          1,312                        1,312
    100                    100 JDA SOFTWARE GROUP                *          2,826                        2,826
    350                    350 JDS UNIPHASE                      *            935                          935
    100                    100 KEITHLEY INSTRUMENTS                         1,444                        1,444
    150                    150 KEMET                             *          2,679                        2,679
     50                     50 KYOCERA                                      3,680                        3,680
     50                     50 LANOPTICS                         *            345                          345
     50                     50 LATTICE SEMICONDUCTOR             *            437                          437
  4,250                  4,250 LEXAR MEDIA                       *         18,148                       18,148
    100                    100 LOJACK                            *            350                          350
  1,200                  1,200 LOWRANCE ELECTRONICS              *          7,007                        7,007
    150                    150 LSI INDUSTRIES                               2,756                        2,756
    100                    100 LTX                               *          1,428                        1,428
    950                    950 LUCENT TECHNOLOGIES               *          1,577                        1,577
    100                    100 MAGIC SOFTWARE ENTERPRISES        *            125                          125
    200                    200 MEASUREMENT SPECIALTIES           *            600                          600
    200                    200 MEMC ELECTRONIC MATERIALS         *            980                          980
    200                    200 MERGE TECHNOLOGIES                *          1,370                        1,370
    150                    150 MERIX                             *          1,287                        1,287
    450                    450 METHODE ELECTRONICS, CL.A                    5,747                        5,747
     50                     50 MICROSEMI                         *            330                          330
    420                    420 MICROSOFT                         *         22,974                       22,974
  1,100                  1,100 MIKRON INSTRUMENT                 *          2,893                        2,893
  1,550                  1,550 MOTOROLA                                    22,351                       22,351
    300                    300 MSC.SOFTWARE                      *          2,685                        2,685
    150                    150 NAM TAI ELECTRONICS                          2,958                        2,958
     50                     50 NEOFORMA                          *            650                          650
  1,000                  1,000 NEOMAGIC                          *          2,660                        2,660
    250                    250 NETOPIA                           *            683                          683
    250                    250 NETWORK ASSOCIATES                *          4,818                        4,818
    300                    300 NEW FRONTIER MEDIA                *            630                          630
    150                    150 NOKIA, ADR - CL.A                            2,172                        2,172
    100                    100 NORTEL NETWORKS                   *            145                          145
    150                    150 NU HORIZONS                       *          1,244                        1,244
    200                    200 NVIDIA                            *          3,436                        3,436
    250                    250 NWH                               *          3,475                        3,475
    100                    100 NYFIX                             *            850                          850
    100                    100 OMNIVISION                        *          1,435                        1,435
    300                    300 ONESOURCE INFORMATION SERVICES    *          2,010                        2,010
    500                    500 OPTELECOM                         *          1,150                        1,150
    800                    800 OPTICAL COMMUNICATIONS PRODUCTS   *            976                          976
     50                     50 OPTIMAL ROBOTICS                  *            365                          365
    150                    150 ORACLE SYSTEMS                    *          1,421                        1,421
    350                    350 OVERLAND DATA                     *          5,768                        5,768
  1,050                  1,050 PARADYNE NETWORKS                 *          4,158                        4,158
     50                     50 PAYPAL                            *          1,010                        1,010
    300                    300 PC-TEL                            *          2,031                        2,031
    100                    100 PEC SOLUTIONS                     *          2,392                        2,392
    300                    300 PEERLESS SYSTEMS                  *            483                          483
    200                    200 PEROT SYSTEMS - CL. A             *          2,178                        2,178
    350                    350 PINNACLE SYSTEMS                  *          3,846                        3,846
     50                     50 PLANAR SYSTEMS                    *            963                          963
     50                     50 PLANTRONICS                       *            951                          951
     50                     50 POLYCOM                           *            600                          600
     50                     50 POWER INTEGRATIONS                *            895                          895
    450                    450 PRIVATE BUSINESS                  *          1,665                        1,665
     50                     50 PROPHET 21                        *            599                          599
     50                     50 QLOGIC CORPORATION                *          1,905                        1,905
    100                    100 QRS                               *            779                          779
    300                    300 QUADRAMED                         *          2,097                        2,097
    500                    500 QUOVADX                           *          3,140                        3,140
    600                    600 RADCOM                            *            419                          419
    100                    100 RAINBOW TECHNOLOGIES              *            492                          492
    100                    100 REALNETWORKS                      *            407                          407
    100                    100 REMEC                             *            561                          561
     50                     50 ROPER INDUSTRIES                             1,865                        1,865
    100                    100 RSA SECURITY                      *            481                          481
    100                    100 SANDISK                           *          1,240                        1,240
    500                    500 SCITEX                            *          1,060                        1,060
     50                     50 SCM MICROSYSTEMS                  *            669                          669
    800                    800 SED INTERNATIONAL HOLDINGS        *            922                          922
     50                     50 SERENA SOFTWARE                   *            685                          685
  1,900                  1,900 SILICON GRAPHICS                  *          5,586                        5,586
    400                    400 SILICON STORAGE TECHNOLOGY        *          3,120                        3,120
    150                    150 SPECTRALINK                       *          1,596                        1,596
  1,700                  1,700 SPECTRASITE HOLDINGS              *            306                          306
    450                    450 SPEEDFAM-IPEC                     *          2,358                        2,358
    200                    200 STELLENT                          *            916                          916
    200                    200 SUN MICROSYSTEMS                  *          1,002                        1,002
    100                    100 SYKES ENTERPRISES                 *            769                          769
    100                    100 SYMMETRICOM                       *            365                          365
     74                     74 SYNOPSYS                          *          4,056                        4,056
    250                    250 TAKE-TWO INTERACTIVE SOFTWARE     *          5,148                        5,148
    250                    250 TECHNISOURCE                      *            993                          993
  1,000                  1,000 TECHTEAM GLOBAL                   *          8,000                        8,000
     50                     50 TEKELEC                           *            402                          402
    500                    500 TELLABS                           *          3,100                        3,100
    100                    100 TERAYON COMMUNICATION SYSTEMS     *            133                          133
    300                    300 THERMO ELECTRON                   *          4,950                        4,950
     50                     50 THQ                               *          1,491                        1,491
     50                     50 THREE FIVE SYSTEMS                *            570                          570
    143                    143 TITAN CORPORATION                 *          2,615                        2,615
    100                    100 TOLLGRADE COMMUNICATIONS          *          1,467                        1,467
    300                    300 TRANSACTION SYSTEMS               *          3,528                        3,528
    150                    150 TRANSNATIONAL INDUSTRIES          *            675                          675
    200                    200 TRIMBLE NAVIGATION                *          3,100                        3,100
     50                     50 TRIPOS                            *          1,090                        1,090
  1,750                  1,750 TSR                               *          9,275                        9,275
    100                    100 TTI TEAM TELECOM INTERNATIONAL    *          1,601                        1,601
    600                    600 UNIVERSAL ACCESS GLOBAL HOLDINGS  *            113                          113
     50                     50 VARIAN SEMICONDUCTOR EQUIPMENT    *          1,697                        1,697
     50                     50 VERISIGN                          *            360                          360
    300                    300 VERITY                            *          3,327                        3,327
  1,900                  1,900 VICON INDUSTRIES                  *          7,030                        7,030
    100                    100 VIISAGE TECHNOLOGY                *            492                          492
    150                    150 VISHAY INTERTECHNOLOGY            *          3,300                        3,300
     50                     50 WAVECOM SA, ADR                   *          2,040                        2,040
  2,600                  2,600 WESTELL TECHNOLOGIES              *          4,030                        4,030
    300                    300 WHITE ELECTRONIC DESIGNS          *          2,256                        2,256
  1,850                  1,850 XANSER CORPORATION                *          3,367                        3,367
    300                    300 XEROX                             *          2,091                        2,091
    300                    300 ZOMAX                             *          1,170                        1,170



                               Materials - 4.5%                           883,412                      883,412
                                                                    --------------               --------------
     50                     50 ABER DIAMOND CORPORATION          *            910                          910
  1,100                  1,100 AGNICO-EAGLE MINES                          16,027                       16,027
    100                    100 AIRGAS                            *          1,730                        1,730
     50                     50 ALBEMARLE                                    1,538                        1,538
     50                     50 ALCAN                                        1,876                        1,876
    100                    100 ALCOA                                        3,315                        3,315
     50                     50 ALLIANCE RESOURCE PARTNERS                   1,187                        1,187
    600                    600 AMCOL INTERNATIONAL                          4,110                        4,110
    100                    100 AMCOR LIMITED, ADR                           1,840                        1,840
    600                    600 AMERICAN PACIFIC                  *          5,700                        5,700
     50                     50 AMERON INTERNATIONAL                         3,613                        3,613
    300                    300 ANGLO AMERICAN, ADR                          4,905                        4,905
    800                    800 ANGLOGOLD LIMITED, ADR                      20,864                       20,864
    900                    900 APEX SILVER MINES LIMITED         *         13,050                       13,050
    100                    100 APPLIED EXTRUSION TECH            *            695                          695
     50                     50 APTARGROUP                                   1,538                        1,538
  1,150                  1,150 ASHANTI GOLDFIELDS COMPANY        *          5,647                        5,647
    953                    953 BARRICK GOLD                                18,097                       18,097
     50                     50 BASF AG, ADR                                 2,325                        2,325
 13,250                 13,250 BEMA GOLD                         *         18,020                       18,020
     50                     50 BRUSH WELLMAN                     *            620                          620
    150                    150 BUCKEYE TECHNOLOGIES              *          1,470                        1,470
  4,500                  4,500 CAMBIOR INCORPORATED              *          5,085                        5,085
    250                    250 CAMECO CORPORATION                           6,413                        6,413
  3,300                  3,300 CANYON RESOURCES CORPORATION      *          7,095                        7,095
    150                    150 CEMEX SA, ADR                                3,954                        3,954
    150                    150 CENTEX CONSTRUCTION PRODUCTS                 5,460                        5,460
    200                    200 CFC INTERNATIONAL                 *            876                          876
     50                     50 CHASE INDUSTRIES                  *            695                          695
    100                    100 CHESAPEAKE CORPORATION                       2,633                        2,633
     50                     50 CLEVELAND CLIFFS                             1,380                        1,380
  6,450                  6,450 COEUR D'ALENE MINES               *         10,901                       10,901
    400                    400 COMMONWEALTH INDUSTRIES                      2,876                        2,876
     50                     50 CONSOL ENERGY                                1,063                        1,063
    400                    400 CONTINENTAL MATERIALS             *         11,100                       11,100
    100                    100 CORPORATION DURANGO SA            *            295                          295
    400                    400 CPAC                                         2,592                        2,592
     50                     50 CRISTALERIAS DE CHILE, ADR                     825                          825
    200                    200 CROWN CORK & SEAL                 *          1,370                        1,370
  3,450                  3,450 CRYSTALLEX INTERNATIONAL          *          6,176                        6,176
  2,500                  2,500 CYANOTECH                         *          1,575                        1,575
    300                    300 DEVCON INTERNATIONAL              *          1,725                        1,725
    550                    550 DOMTAR                                       6,479                        6,479
    700                    700 DOW CHEMICAL                                24,066                       24,066
     50                     50 DUPONT DE NEMOURS & CO                       2,220                        2,220
  7,650                  7,650 DURBAN ROODEPOORT DEEP            *         32,513                       32,513
    550                    550 EASTERN COMPANY                              7,920                        7,920
 13,200                 13,200 ECHO BAY MINES                    *         15,180                       15,180
    350                    350 ENGLEHARD                                    9,912                        9,912
     10                     10 ENPRO INDUSTRIES                  *             53                           53
     50                     50 FERRO                                        1,508                        1,508
    400                    400 FLAMEMASTER                                  2,460                        2,460
    350                    350 FREEPORT MCMORAN COPPER - CL.B    *          6,248                        6,248
     50                     50 FULLER (H. B.)                               1,465                        1,465
    150                    150 GERDAU SA, ADR                               1,568                        1,568
  3,400                  3,400 GLAMIS GOLD                       *         29,886                       29,886
  2,500                  2,500 GOLD FIELDS, ADR                            28,050                       28,050
  2,850                  2,850 GOLDCORP                                    28,358                       28,358
 11,300                 11,300 GOLDEN PHOENIX MINERALS           *          4,407                        4,407
  8,000                  8,000 GOLDEN STAR RESOURCES             *         14,400                       14,400
  2,300                  2,300 GREAT BASIN GOLD                  *          2,576                        2,576
     50                     50 GREAT NORTHERN IRON ORE                      3,300                        3,300
  2,450                  2,450 HARMONY GOLD MINING COMPANY                 33,149                       33,149
  4,900                  4,900 HELCA MINING                      *         22,981                       22,981
    250                    250 IMC GLOBAL                                   3,125                        3,125
    100                    100 INTERNATIONAL PAPER                          4,358                        4,358
     50                     50 INTERNATIONAL FLAVORS & FRAGRANCE            1,625                        1,625
     50                     50 IPSCO                                          802                          802
     50                     50 IVEX PACKAGING                    *          1,139                        1,139
     50                     50 JEFFERSON SMURFIT,  ADR                      1,575                        1,575
  4,700                  4,700 KAISER ALUMINUM                   *            470                          470
 10,300                 10,300 KINROSS GOLD CORPORATION          *         23,587                       23,587
    150                    150 LIHIR GOLD LIMITED, ADR           *          2,265                        2,265
    350                    350 LOUISIANA-PACIFIC                 *          3,707                        3,707
     50                     50 MACDERMID                                    1,075                        1,075
    250                    250 MASISA SA, ADR                               2,075                        2,075
  1,850                  1,850 MERIDIAN GOLD                     *         29,693                       29,693
    200                    200 METHANEX                          *          1,652                        1,652
  1,700                  1,700 MILLER PETROLEUM                  *            680                          680
    250                    250 MINAS BUENAVENTURA, ADR                      6,400                        6,400
    850                    850 MINEFINDERS                       *          2,934                        2,934
  2,250                  2,250 MIRAMAR MINING                    *          2,273                        2,273
    900                    900 MK GOLD COMPANY                   *            567                          567
     50                     50 MYERS INDUSTRIES                               857                          857
    900                    900 N.L. CHEMICAL                               13,725                       13,725
  1,000                  1,000 NEVADA CHEMICALS                  *          3,250                        3,250
  2,050                  2,050 NEWMONT MINING                              53,977                       53,977
    200                    200 NIAGARA                           *            480                          480
    500                    500 NORTH AMERICAN PALLADIUM          *          2,925                        2,925
    350                    350 NORTHWEST PIPE                    *          8,194                        8,194
    350                    350 OCTEL                             *          8,873                        8,873
    100                    100 OLIN CORPORATION                             2,215                        2,215
    100                    100 OREGON STEEL MILLS                *            600                          600
    200                    200 OWENS-ILLINOIS                    *          2,748                        2,748
  3,944                  3,944 PACIFIC RIM MINING                *          2,406                        2,406
  5,800                  5,800 PAN AMERICAN SILVER               *         43,326                       43,326
     50                     50 PECHINEY, ADR                                1,145                        1,145
     50                     50 PENFORD CORPORATION                            905                          905
    250                    250 PHELPS DODGE                      *         10,300                       10,300
    150                    150 PHOSPHATE RESOURCES PARTNERS      *            600                          600
    950                    950 PLACER DOME                                 10,650                       10,650
    950                    950 POLYAIR INTER PACK                *          5,415                        5,415
    300                    300 POPE & TALBOT                                5,619                        5,619
     50                     50 POTASH                                       3,335                        3,335
    100                    100 QUAKER CHEMICALS                             2,450                        2,450
     50                     50 QUANEX                                       2,185                        2,185
    200                    200 RANDGOLD & EXPLORATION, ADR       *          1,112                        1,112
     50                     50 RAYONIER                                     2,457                        2,457
    100                    100 REXAM, ADR                                   3,336                        3,336
  1,300                  1,300 RICHMONT MINES                    *          3,978                        3,978
    100                    100 ROANOKE ELECTRIC STEEL                       1,544                        1,544
    150                    150 ROCK OF AGES                      *          1,064                        1,064
  1,050                  1,050 ROYAL GOLD                                  14,343                       14,343
    150                    150 RPM                                          2,288                        2,288
     50                     50 RYERSON TULL                                   582                          582
     50                     50 SCHNITZER STEEL INDUSTRIES - CL.A            1,116                        1,116
    100                    100 SCHULMAN                                     2,145                        2,145
     50                     50 SEALED AIR                        *          2,014                        2,014
  4,600                  4,600 SILVER STANDARD RESOURCES         *         26,818                       26,818
     50                     50 SINOPEC SHANGHAI, ADR             *            760                          760
    450                    450 SOLUTIA                                      3,159                        3,159
    400                    400 STILLWATER MINING COMPANY         *          6,512                        6,512
    250                    250 SUMMA INDUSTRIES                  *          2,450                        2,450
 12,250                 12,250 TVX GOLD                          *         17,150                       17,150
    650                    650 U S CONCRETE                      *          4,271                        4,271
  2,600                  2,600 U S GOLD                          *          1,118                        1,118
    800                    800 UFP TECHNOLOGIES                  *            960                          960
    100                    100 UNIVERSAL STAINLESS & ALLOY       *          1,175                        1,175
     50                     50 UPM-KYMMENE, ADR                             1,972                        1,972
    900                    900 USEC INCORPORATED                            7,920                        7,920
    300                    300 VISTA GOLD                        *            777                          777
    500                    500 VITRO S.A.,  ADR                             1,690                        1,690
    200                    200 W.R. GRACE & CO                   *            600                          600
    100                    100 WESTMORELAND COAL                 *          1,265                        1,265
     50                     50 WEYERHAEUSER                                 3,193                        3,193
    150                    150 WMC,  ADR                                    3,089                        3,089
    250                    250 WORTHINGTON INDUSTRIES                       4,525                        4,525


                               Telecommunication Services - 0.4%           68,232                       68,232
                                                                    --------------               --------------
  1,000                  1,000 APT SATELLITE HOLDINGS, ADR                  2,900                        2,900
    100                    100 ASIA SATELLITE TELECOM, ADR                  1,580                        1,580
    150                    150 ATLANTIC TELE - NETWORK                      2,280                        2,280
    400                    400 CABLE AND WIRELESS, ADR                      3,108                        3,108
    200                    200 CHINA UNICOM, ADR                 *          1,540                        1,540
    100                    100 CITIZENS COMMUNICATIONS           *            836                          836
    100                    100 IDT                               *          1,692                        1,692
    800                    800 LEVEL 3 COMMUNICATIONS            *          2,360                        2,360
    100                    100 METRO ONE TELECOMMUNICATIONS      *          1,396                        1,396
    100                    100 NEXTEL COMMUNICATIONS - CL.A      *            320                          320
    400                    400 NORTEL INVERSORA, ADR             *            352                          352
    500                    500 PT INDOSAT TBK,  ADR                         6,245                        6,245
    650                    650 PTEK HOLDINGS                     *          3,757                        3,757
     50                     50 SBC COMMUNICATIONS                           1,525                        1,525
    700                    700 SONTRA MEDICAL                    *          2,800                        2,800
    250                    250 SPRINT CORPORATION                           2,653                        2,653
    200                    200 TELEFONICA DE ARGENTINA, ADR                   684                          684
     50                     50 TELENORTE LESTE PARTICIPACOE, ADR              498                          498
  2,600                  2,600 TELESYSTEM WIRELESS               *            936                          936
    600                    600 VERIZON COMMUNICATIONS                      24,090                       24,090
    800                    800 VIDESH SANCHAR NIGAM                         4,880                        4,880
     50                     50 VIMPEL COMMUNICATIONS             *          1,273                        1,273
    100                    100 WORLDCOM INC - MCI GROUP                       168                          168
  8,100                  8,100 WORLDCOM INC - WORLDCOM GROUP     *              0                            0
    100                    100 XETA TECHNOLOGIES                 *            360                          360



                               Utilities - 0.7%                           146,368                      146,368
                                                                    --------------               --------------
    100                    100 ALLETE                                       2,710                        2,710
    200                    200 ALLIANT ENERGY                               5,140                        5,140
    100                    100 AMEREN CORPORATION                           4,301                        4,301
    100                    100 AMERICAN ELECTRIC POWER                      4,002                        4,002
     75                     75 AMERICAN STATES WATER                        1,988                        1,988
     50                     50 AMERICAN WATER WORKS                         2,161                        2,161
    450                    450 AQUILA                                       3,600                        3,600
     50                     50 ATLAS PIPELINE PARTNERS                      1,153                        1,153
     50                     50 ATMOS ENERGY                                 1,172                        1,172
     50                     50 BAYCORP HOLDINGS                  *            595                          595
     50                     50 BLACK HILLS                                  1,731                        1,731
    300                    300 BRITISH ENERGY, ADR                          2,550                        2,550
    800                    800 CALPINE CORPORATION               *          5,624                        5,624
    150                    150 CONSOLIDATED EDISON                          6,263                        6,263
    200                    200 CONSOLIDATED WATER                           2,850                        2,850
    100                    100 DUKE POWER                                   3,110                        3,110
    400                    400 DYNEGY                                       2,880                        2,880
    200                    200 EDISON INTERNATIONAL              *          3,400                        3,400
     50                     50 EL PASO ENERGY PARTNERS                      1,594                        1,594
    150                    150 GREAT PLAINS ENERGY                          3,053                        3,053
    100                    100 HAWAIIAN ELECTRIC INDUSTRIES                 4,255                        4,255
    100                    100 IDACORP                                      2,770                        2,770
    250                    250 KINDER MORGAN ENERGY                         7,853                        7,853
    400                    400 KOREA ELEC POWER, ADR                        4,188                        4,188
    300                    300 MADISON GAS & ELECTRIC                       8,355                        8,355
    100                    100 MDU RESOURCES GROUP                          2,629                        2,629
    450                    450 MIRANT                            *          3,285                        3,285
    100                    100 NEW JERSEY RESOURCES                         2,985                        2,985
    100                    100 NORTHEAST UTILITIES                          1,881                        1,881
    100                    100 NORTHWESTERN CORPORATION                     1,695                        1,695
    100                    100 ONEOK                                        2,195                        2,195
    250                    250 OTTER TAIL CORPORATION                       7,880                        7,880
     50                     50 PROGRESS ENERGY                              2,601                        2,601
    200                    200 PUGET ENERGY                                 4,130                        4,130
     50                     50 QUESTAR                                      1,234                        1,234
    300                    300 RELIANT ENERGY                               5,070                        5,070
     50                     50 SCANA                                        1,544                        1,544
    100                    100 SCOTTISH POWER, ADR                          2,140                        2,140
    150                    150 SOUTHERN                                     4,110                        4,110
    100                    100 SOUTHWEST WATER                              1,893                        1,893
    100                    100 SOUTHWESTERN ENERGY COMPANY       *          1,519                        1,519
    100                    100 TECO ENERGY                                  2,475                        2,475
    200                    200 TOUCH AMERICA HOLDINGS            *            550                          550
    100                    100 TRANSCANADA PIPELINES                        1,532                        1,532
    450                    450 WILLIAMS COMPANIES                           2,696                        2,696
    300                    300 XCEL ENERGY                                  5,031                        5,031

                               CASH EQUIVALENTS - 12.1%                                 PAR VALUE
                                                                    -----------------------------
                               FIRST AMERICAN U.S. TREASURY MONEY MA FUND
                               (Cost $663,118)                                            663,118      663,118
994,819                        U.S. BANCORP DEMAND NOTE                   994,819         724,059    1,718,878
                               (Cost $1,718,878)

                               TOTAL INVESTMENT SECURITIES - 109.1%     8,041,664      13,364,881   21,406,545
                                    (Cost $33,592,295)
                               LIABILITIES IN EXCESS OF OTHER
                               ASSETS - (9.1)%                          (585,935)     (1,199,877)  (1,785,812)
                                                                    -------------------------------------------

                               NET ASSETS - 100.0%                     $7,455,729     $12,165,004  $19,620,733
                                                                    ===========================================

                               *Non-income producing
                               ADR - American Depository Receipt
                               CL. - Class

                              See accompanying notes to the financial statements







Marketocracy Masters 100 Fund
 Portfolio of Investments
September 30, 2002

Masters    Medical                                                                   Medical
 100     Specialist  Combined                                        Masters 100     Specialist     Combined
Shares      Shares   Shares                                            Value          Value          Value
------------------------------------                                   ---------------------------------------

                               COMMON STOCK - 84.2%

                               CONSUMER DISCRETIONARY - 13.3%

       800               800   1-800-FLOWERS.COM                           5,600                        5,600
       900               900   AARON RENTS                                20,700                       20,700
     1,400             1,400   ABERCROMBIE & FITCH                        27,538                       27,538
     1,150             1,150   ACTION PERFORMANCE                         29,555                       29,555
       200               200   ADVANCE AUTO PARTS                         10,548                       10,548
       300               300   AFTERMARKET TECH                            3,879                        3,879
     2,700             2,700   ALDILA                                      4,104                        4,104
     2,300             2,300   AMAZON.COM                                 36,639                       36,639
       250               250   AMBASSADORS GROUP                           3,680                        3,680
       350               350   AMERICAN AXLE & MANUFACTURING               8,743                        8,743
       800               800   AMERICAN EAGLE OUTFITTERS                   9,648                        9,648
       800               800   AMERICAN GREETINGS - CL. B                 12,880                       12,880
       750               750   ANDERSONS                                   9,525                        9,525
       400               400   AOL TIME WARNER                             4,680                        4,680
       700               700   APAC CUSTOMER SERVICE                       2,037                        2,037
     1,275             1,275   APPLEBEE'S                                 27,948                       27,948
       700               700   APPLICA                                     3,710                        3,710
       300               300   ARGOSY GAMING                               6,888                        6,888
       600               600   ASHWORTH                                    2,970                        2,970
     2,900             2,900   AUTONATION                                 33,408                       33,408
       950               950   BALLY TOTAL FITNESS                         9,415                        9,415
     3,400             3,400   BARNES & NOBLE                              1,666                        1,666
       535               535   BEAZER HOMES USA                           32,662                       32,662
       500               500   BEBE STORES                                 5,905                        5,905
       600               600   BED BATH AND BEYOND                        19,542                       19,542
       700               700   BEST BUY                                   15,617                       15,617
     1,750             1,750   BLAIR                                      35,788                       35,788
     2,200             2,200   BLOCKBUSTER                                54,560                       54,560
       400               400   BLYTH                                      11,160                       11,160
       450               450   BOB EVANS FARMS                            10,665                       10,665
     2,450             2,450   BON-TON STORES                             10,165                       10,165
     2,650             2,650   BOOKS A MILLION                             8,878                        8,878
       700               700   BORDERS GROUP                              11,060                       11,060
       650               650   BOSTON ACOUSTICS                            7,852                        7,852
       750               750   BOYD GAMING                                14,003                       14,003
     6,100             6,100   BRASS EAGLE                                39,522                       39,522
       550               550   BRILLIANCE CHINA AUTOMOTIVE, ADR            6,672                        6,672
       350               350   BROOKSTONE                                  4,305                        4,305
       300               300   BUCA                                        2,400                        2,400
     3,700             3,700   BUILDING MATERIAL                          43,290                       43,290
       200               200   CALLAWAY GOLF COMPANY                       2,080                        2,080
     1,500             1,500   CALLOWAY'S NURSERY                          1,335                        1,335
     6,100             6,100   CAPITAL PACIFIC HODINGS                    21,655                       21,655
       800               800   CATO - CL. A                               15,184                       15,184
       200               200   CENTURY CASINOS                               490                          490
     4,100             4,100   CHAMPIONSHIP AUTO RACING                   15,457                       15,457
       200               200   CHARMING SHOPPES                            1,350                        1,350
       400               400   CHECKERS DRIVE-IN RESTAURANT                3,200                        3,200
     1,000             1,000   CHICAGO PIZZA & BREWERY                     6,890                        6,890
       200               200   CHICO'S FAS                                 3,186                        3,186
       500               500   CIRCUIT CITY STORES                         7,575                        7,575
     1,693             1,693   CKE RESTAURANTS                             6,772                        6,772
     1,100             1,100   CLAIRE'S STORES                            23,980                       23,980
     1,850             1,850   COBRA ELECTRONICS                          11,563                       11,563
       200               200   COLE KENNETH PRODUCTIONS                    4,060                        4,060
       200               200   COMCAST - CL. A                             4,266                        4,266
     2,950             2,950   COMPUCOM SYSTEMS                           16,992                       16,992
     2,000             2,000   CONCORD CAMERA                              9,320                        9,320
     2,450             2,450   CONGOLEUM - CL. A                           3,651                        3,651
       200               200   CONTROLADORA COMERCIAL MEXICANA             2,200                        2,200
       200               200   COPART                                      2,170                        2,170
     1,150             1,150   CSK AUTO CORPORATION                       14,352                       14,352
     1,300             1,300   CTI INDUSTRIES                              3,705                        3,705
       450               450   CULP                                        3,825                        3,825
       700               700   D.R. HORTON                                13,034                       13,034
       400               400   DARDEEN RESAURANTS                          9,696                        9,696
       900               900   DAVE & BUSTERS                             10,089                       10,089
       300               300   DEB SHOPS                                   7,479                        7,479
     2,200             2,200   DECORATOR INDUSTRIES                       13,420                       13,420
       600               600   DEPT 56                                     6,270                        6,270
     2,050             2,050   DOMINION HOMES                             31,775                       31,775
     4,000             4,000   DOVER MOTORSPORTS                          16,000                       16,000
       400               400   DRESS BARN                                  6,224                        6,224
     1,300             1,300   DRUGSTORE.COM                               2,171                        2,171
     1,850             1,850   DUCKWALL-ALCO STORES                       21,775                       21,775
       850               850   EATERIES                                    1,870                        1,870
     2,700             2,700   ELDER-BEERMAN STORES                        5,967                        5,967
       400               400   ELECTROLUX AB, ADR                         12,120                       12,120
       500               500   ELMERS RESTAURANT                           2,550                        2,550
     2,600             2,600   EMERSON RADIO CORP                          9,620                        9,620
       300               300   EXTENDED STAY AMERICA                       3,810                        3,810
       700               700   FAMILY DOLLAR STORES                       18,816                       18,816
       600               600   FIAT SPA, ADR                               5,874                        5,874
       400               400   FINLAY ENTERPRISES                          6,035                        6,035
     1,400             1,400   FLANIGAN'S ENTERPRISES                      7,630                        7,630
     1,000             1,000   FLEXSTEEL INDUSTRIES                       13,600                       13,600
     2,500             2,500   FOOT LOCKER                                24,975                       24,975
       550               550   FORD MOTOR                                  5,390                        5,390
     1,875             1,875   FOSSIL                                     37,594                       37,594
       300               300   FRED'S - CL. A                              8,957                        8,957
     4,700             4,700   FRIEDMAN'S - CL. A                         36,566                       36,566
       600               600   FRISCH'S RESTAURANTS                        9,990                        9,990
       550               550   FURR'S RESTAURANT GROUP                       116                          116
       550               550   GADZOOKS                                    3,108                        3,108
       900               900   GALYAN'S TRADING COMPANY                    9,009                        9,009
       200               200   GAP                                         2,170                        2,170
       200               200   GARDEN FRESH RESTAURANT                     1,892                        1,892
       250               250   GART SPORTS COMPANY                         4,718                        4,718
     2,700             2,700   GEMSTAR-TV GUIDE INTERNATIONAL              6,804                        6,804
       200               200   GENESCO                                     2,760                        2,760
       200               200   GOODY'S FAMILY CLOTHING                       944                          944
     3,900             3,900   GRANITE BRODCASTING                         8,268                        8,268
       400               400   GTSI                                        3,520                        3,520
     1,400             1,400   GUITAR CENTER                              26,292                       26,292
       200               200   HAMPSHIRE GROUP                             3,496                        3,496
       450               450   HANCOCK FABRICS                             7,268                        7,268
       500               500   HANDLEMAN COMPANY                           4,575                        4,575
       200               200   HARMAN INTERNATIONAL                       10,350                       10,350
       200               200   HARTMAX                                       392                          392
       600               600   HASTINGS ENTERTAINMENT                      3,000                        3,000
     1,700             1,700   HAVERTY FURNITURE                          21,250                       21,250
       450               450   HELEN OF TROY                               5,130                        5,130
       320               320   HOME DEPOT                                  8,352                        8,352
       550               550   HOVANIAN ENTERPRISES - CL. A               18,590                       18,590
     1,000             1,000   INNOTRAC                                    2,738                        2,738
       350               350   INSIGHT ENTERPRISES                         3,553                        3,553
       300               300   INTERTAN                                    2,094                        2,094
       200               200   INTRAWEST CORPORATION                       2,826                        2,826
       325               325   J. JILL GROUP                               5,662                        5,662
       600               600   JACO ELECTRONICS                            1,650                        1,650
       650               650   JAKKS PACIFIC                               7,227                        7,227
     2,200             2,200   JLM COUTURE                                 6,886                        6,886
       250               250   JO-ANN STORES - CL. A                       7,010                        7,010
       550               550   JOHNSON OUTDOORS                            5,781                        5,781
       200               200   JONES APPAREL GROUP                         6,140                        6,140
       650               650   JOS A BANK CLOTHIERS                       11,642                       11,642
       150               150   K MART                                         74                           74
       550               550   KB HOME                                    26,862                       26,862
       284               284   KELLWOOD                                    6,492                        6,492
       300               300   KIMBALL INTERNATIONAL                       4,146                        4,146
       300               300   KOHL'S DEPARTMENT STORES                   18,243                       18,243
       800               800   KRISPY KREME DOUGHNUTS                     25,008                       25,008
       300               300   K-SWISS - CL. A                             6,411                        6,411
     2,300             2,300   LACROSSE FOOTWEAR                           5,037                        5,037
         5                 5   LAKELAND INDUSTRIES                            37                           37
       400               400   LAKES GAMING                                2,228                        2,228
       500               500   LANCASTER COLONY                           21,060                       21,060
       450               450   LASER-PACIFIC MEDIA                           826                          826
     1,000             1,000   LA-Z-BOY                                   23,200                       23,200
       200               200   LILLIAN VERNON                              1,098                        1,098
       210               210   LIMITED BRANDS                              3,011                        3,011
     2,800             2,800   LIONS GATE ENTERTAINMENT                    5,600                        5,600
       200               200   LIZ CLAIBORNE                               4,990                        4,990
     4,700             4,700   LJ INTERNATIONAL                            5,405                        5,405
       500               500   LONE STAR STEAKHOUSE                       10,495                       10,495
       700               700   LUBY'S CAFETERIAS                           3,444                        3,444
     2,250             2,250   LVMH, ADR                                  16,425                       16,425
     1,300             1,300   MI SCHOTTENSTEIN HOMES                     40,950                       40,950
       300               300   MAGNA ENTERTAINMENT                         1,631                        1,631
       300               300   MAGNA INTERNATIONAL                        16,914                       16,914
     2,750             2,750   MARVEL ENTERPRISES                         19,250                       19,250
       600               600   MCDONALD'S                                 10,596                       10,596
       550               550   MDC HOLDINGS                               19,415                       19,415
       800               800   MEDIA ARTS GROUP                            1,488                        1,488
       300               300   MEN'S WEARHOUSE                             4,410                        4,410
     2,000             2,000   MERITAGE                                   70,900                       70,900
       950               950   MIDWAY GAMES                                5,206                        5,206
       200               200   MITY ENTERPRISES                            2,246                        2,246
       200               200   MODAVA GROUP                                3,250                        3,250
     1,100             1,100   MONOCO COACH                               22,033                       22,033
     2,925             2,925   MOVIE GALLERY                              43,904                       43,904
       500               500   MTR GAMING GROUP                            4,605                        4,605
       500               500   MULTIMEDIA GAMES                            9,846                        9,846
       200               200   NATIONAL PRESTO INDUSTRIES                  5,776                        5,776
       350               350   NATIONAL RV HOLDINGS                        2,153                        2,153
       650               650   NATUZZI SPA                                 7,098                        7,098
       500               500   NAUTICA ENTERPRISES                         5,200                        5,200
       950               950   NAUTILUS GROUP                             18,525                       18,525
       250               250   NUTRACEUTICAL INTERNATIONAL                 2,013                        2,013
       400               400   ODD JOB STORES                                860                          860
       350               350   OFFICE DEPOT                                4,319                        4,319
     2,100             2,100   OFFICEMAX                                   8,568                        8,568
     2,250             2,250   ONE PRICE CLOTHING STORES                   2,003                        2,003
       700               700   O'REILLY AUTOMOTIVE                        20,034                       20,034
       200               200   OXFORD INDUSTRIES                           4,380                        4,380
       200               200   J.C. PENNEY                                 3,184                        3,184
     3,200             3,200   PERRY ELLIS INTERNATIONAL                  35,200                       35,200
     3,350             3,350   PETSMART                                   59,664                       59,664
       700               700   PHOENIX GOLD INTERNATIONAL                  1,225                        1,225
       400               400   PIER 1 IMPORTS                              7,628                        7,628
       300               300   POLO RALPH LAUREN                           6,234                        6,234
       350               350   POMEROY COMPUTER                            3,451                        3,451
     2,650             2,650   PRICELINE.COM                               3,869                        3,869
       650               650   PULTE HOMES                                27,710                       27,710
     3,800             3,800   QUICKSILVER                                85,842                       85,842
       200               200   RADIOSHACK                                  4,012                        4,012
       400               400   RARE HOSPITALITY INTERNATIONAL              9,368                        9,368
       250               250   REGIS                                       7,073                        7,073
       950               950   RENT-WAY                                    2,850                        2,850
     1,300             1,300   RESTORATION HARDWARE                        5,850                        5,850
     1,000             1,000   REXHALL INDUSTRIES                          2,340                        2,340
       600               600   ROCKY SHOES & BOOTS                         2,730                        2,730
       900               900   ROSS STORES                                32,076                       32,076
       250               250   ROYAL CARRIBBEAN CRUISES                    3,980                        3,980
       500               500   RUBIO'S RESTAURANTS                         3,435                        3,435
       200               200   RUSSELL                                     2,998                        2,998
     1,000             1,000   RYAN'S FAMILY STEAK HOUSE                  12,170                       12,170
       600               600   RYLAND GROUP                               22,302                       22,302
       300               300   SAKS                                        3,158                        3,158
     1,650             1,650   SALANT                                      4,224                        4,224
     2,100             2,100   SALTON                                     17,871                       17,871
     1,300             1,300   SCHLOTZSKY'S                                5,057                        5,057
       300               300   SCP POOL                                    8,222                        8,222
     1,500             1,500   SELECT COMFORT                              9,225                        9,225
       200               200   SEL-LEB MARKETING                             274                          274
       600               600   SHARPER IMAGE                              11,471                       11,471
       300               300   SHOE CARNIVAL                               4,275                        4,275
       600               600   SHOPKO STORES                               7,836                        7,836
     1,200             1,200   SIX CONTINENTS, ADR                        11,568                       11,568
     1,400             1,400   SKECHERS USA                               13,356                       13,356
       250               250   SKYLINE                                     6,798                        6,798
       350               350   SNAP ON TOOLS                               8,043                        8,043
       250               250   SONIC AUTOMOTIVE                            4,425                        4,425
       300               300   SONIC                                       6,930                        6,930
       200               200   SONY, ADR                                   8,220                        8,220
       600               600   SPORT CHALET                                4,171                        4,171
       300               300   SPORTS CLUB COMPANY                           525                          525
       900               900   SPORTSMANS GUIDE                            6,120                        6,120
       400               400   STAMPS.COM                                  1,692                        1,692
       500               500   STANDARD PACIFIC                           11,690                       11,690
     1,050             1,050   STAPLES                                    13,430                       13,430
       350               350   STATION CASINOS                             5,954                        5,954
       250               250   STEIN MART                                  1,460                        1,460
     1,250             1,250   STEINWAY MUSICAL INSTRUMENTS               19,187                       19,187
       450               450   STEVEN MADDEN                               6,480                        6,480
       200               200   STONERIDGE                                  3,400                        3,400
     1,550             1,550   STRIDE RITE                                12,261                       12,261
       850               850   STURM RUGER & COMPANY                      10,369                       10,369
       200               200   SUPERIOR INDUSTRIES                         9,416                        9,416
       100               100   SUPREMA SPECIALTIES                             -                            -
       600               600   SYMS                                        4,140                        4,140
     4,100             4,100   SYSTEMAX                                    6,764                        6,764
     2,500             2,500   TANDY BRANDS ACCESSORIES                   22,125                       22,125
       900               900   TARRANT APPAREL GROUP                       4,401                        4,401
     2,600             2,600   TECHNICAL OLYMPIC USA                      39,724                       39,724
     4,500             4,500   THE BOMBAY COMPANY                         12,150                       12,150
       600               600   THE SPORTS AUTHORITY                        3,581                        3,581
       200               200   THE STEAK 'N SHAKE COMPANY                  2,200                        2,200
     3,350             3,350   THE TOPPS COMPANY                          28,877                       28,877
       550               550   TOLL BROTHERS                              11,956                       11,956
       500               500   TOMMY HILFIGER                              4,675                        4,675
       200               200   TORO COMPANY                               11,250                       11,250
       900               900   TOTAL ENTERTAINMENT RESTAURANTS             7,334                        7,334
     1,000             1,000   TOWER AUTOMOTIVE                            6,700                        6,700
     1,550             1,550   TOYS "R" US                                15,779                       15,779
     1,600             1,600   TRACTOR SUPPLY COMPANY                     50,848                       50,848
       500               500   TRANSNET                                      550                          550
     2,000             2,000   TUESDAY MORNING                            36,421                       36,421
       950               950   TWEETER HOME ENTERTAINMENT                  6,554                        6,554
       750               750   ULTIMATE ELECTRONICS                        9,564                        9,564
       300               300   UNIFI                                       1,881                        1,881
       500               500   UNITED AUTO GROUP                           7,005                        7,005
       300               300   URBAN OUTFITTERS                            7,286                        7,286
       200               200   VF CORPORATION                              7,196                        7,196
       200               200   VISTEON                                     1,894                        1,894
       200               200   WABTEC                                      2,815                        2,815
       200               200   WENDY'S INTERNATIONAL                       6,622                        6,622
       600               600   WEST MARINE                                 7,625                        7,625
       200               200   WET SEAL - CL. A                            2,000                        2,000
       250               250   WHITEHALL JEWELERS                          2,630                        2,630
     2,900             2,900   WILLIAM LYON HOMES                         66,438                       66,438
       300               300   WILSONS THE LEATHER EXPERTS                 2,136                        2,136
       300               300   YUM! BRANDS                                 8,313                        8,313
       600               600   ZALE                                       18,095                       18,095
     2,900             2,900   ZINDART LIMITED, ADR                        4,379                        4,379
                                                                ----------------------------------------------
                                                                       2,921,447             -      2,921,447
                                                                ----------------------------------------------
                             CONSUMER STAPLES - 3.0%
       300               300   ALBERTSON'S                                 7,248                        7,248
       900               900   ARCHER-DANIELS-MIDLAND                     11,259                       11,259
       750               750   ARMANINO FOODS OF DISTINCT                  1,943                        1,943
       100               100   AURORA FOODS                                   65                           65
       300               300   BUNGE LIMITED                               7,260                        7,260
       850               850   CADBURY SCHWEPPES, ADR                     22,670                       22,670
     3,100             3,100   CENTRAL EURO DISTRIBUTION                  31,372                       31,372
       500               500   CENTRAL GARDEN AND PET                      8,555                        8,555
       250               250   CHATTEM                                    10,208                       10,208
       200               200   COCA-COLA, ADR                              3,802                        3,802
       600               600   CONAGRA FOODS                              14,910                       14,910
       450               450   CONSTELLATION BRANDS - CL. A               10,395                       10,395
       200               200   COORS (ADOLPH)                             11,260                       11,260
       600               600   CRESUD, ADR                                 2,910                        2,910
     1,800             1,800   DEL MONTE FOODS                            14,706                       14,706
       450               450   DOLE FOODS COMPANY                         13,064                       13,064
       200               200   FLOWERS FOODS                               4,546                        4,546
       300               300   FOODARAMA SUPERMARKETS                      8,775                        8,775
     1,500             1,500   FRESH DEL MONTE PRODUCE                    38,385                       38,385
     1,150             1,150   GOLDEN STATE VINTNERS                       2,047                        2,047
       550               550   GREEN MOUNTAIN COFFEE                       7,090                        7,090
     1,650             1,650   HANSEN NATURAL                              6,831                        6,831
       800               800   HORMEL FOODS                               17,504                       17,504
       550               550   INGLES MARKETS                              5,885                        5,885
       200               200   INTERNATIONAL MULTIFOODS                    3,920                        3,920
       200               200   INTERSTATE BAKERIES                         5,314                        5,314
       200               200   J & J SNACK FOODS                           7,370                        7,370
     1,350             1,350   JOHN B SANFILIPPO & SON                     8,775                        8,775
       200               200   KONINKLIJKE AHOLD, ADR                      2,432                        2,432
       400               400   LANCE                                       5,100                        5,100
     1,050             1,050   M & F WORLDWIDE                             4,988                        4,988
       400               400   NATIONAL BEVERAGE                           5,464                        5,464
     1,500             1,500   NATURE'S SUNSHINE                          16,245                       16,245
       400               400   NBTY                                        5,192                        5,192
       850               850   NU SKIN ENTERPRISES                        10,370                       10,370
     2,500             2,500   OMEGA PROTEIN CORPORATION                   9,425                        9,425
       800               800   PANAMERICAN BEVERAGES                       7,584                        7,584
     1,100             1,100   PANTRY                                      2,223                        2,223
       200               200   PEPSI BOTTLING                              4,680                        4,680
     1,200             1,200   PHILIP MORRIS                              46,560                       46,560
     2,350             2,350   PYRAMID BREWERIES                           5,147                        5,147
       350               350   RALCORP HOLDINGS                            7,445                        7,445
       500               500   RELIV INTERNATIONAL                         3,344                        3,344
       650               650   RJ REYNOLDS TOBACCO HOLDINGS               26,208                       26,208
       400               400   RUDDICK                                     6,075                        6,075
       500               500   SAFEWAY                                    11,150                       11,150
       500               500   SANDERSON FARMS                             8,000                        8,000
       200               200   SARA LEE                                    3,658                        3,658
       900               900   SENSIENT TECHNOLOGIES                      19,016                       19,016
     2,400             2,400   SHERWOOD BRANDS - CL. A                    10,080                       10,080
       250               250   SMITHFIELD FOODS                            3,925                        3,925
       400               400   STANDARD COMMERCIAL                         6,696                        6,696
     1,050             1,050   STEPHAN COMPANY                             3,444                        3,444
       200               200   TASTY BAKING                                2,550                        2,550
       150               150   THE FIRST YEARS                             1,440                        1,440
     1,900             1,900   TODHUNTER INTERNATIONAL                    19,380                       19,380
     3,500             3,500   TOFUTTI BRANDS                             10,674                       10,674
     1,300             1,300   TYSON FOODS - CL. A                        15,119                       15,119
       500               500   UNITED GUARDIAN                             1,910                        1,910
       800               800   USANA HEALTH SCIENCES                       5,200                        5,200
       850               850   UST                                        23,979                       23,979
       500               500   VILLAGE SUPER MARKET                       11,875                       11,875
       400               400   WALGREEN                                   12,304                       12,304
       300               300   WEIS MARKETS                               10,044                       10,044
       200               200   WILLIAM WRIGLEY JR. COMPANY                 9,898                        9,898
                                                                ----------------------------------------------
                                                                         646,893             -        646,893
                                                                ----------------------------------------------
                             ENERGY - 1.7%
       600               600   BERRY PETROLEUM                            10,194                       10,194
       400               400   BP PRUDHOE BAY ROYALTY TRUST                5,796                        5,796
       650               650   BUCKEYE PARTNERS                           23,855                       23,855
     2,500             2,500   CHC HELICOPTER - CL. A                     50,700                       50,700
       200               200   CHESAPEAKE ENERGY                           1,320                        1,320
       400               400   CHINA PETROLEUM & CHEMICAL                  6,224                        6,224
     2,900             2,900   DENBURY RESOURCES                          29,493                       29,493
       550               550   DORCHESTER HUGOTON                          6,969                        6,969
       100               100   DYNAMIC OIL & GAS                             119                          119
       700               700   EDGE PETROLEUM                              3,094                        3,094
       200               200   FOREST OIL                                  5,100                        5,100
       600               600   GENESIS ENERGY                              2,760                        2,760
       800               800   GREY WOLF                                   2,880                        2,880
     4,350             4,350   HARVEST NATURAL RESOURCES                  23,621                       23,621
       300               300   HELMERICH & PAYNE                          10,269                       10,269
       350               350   HOLLY CORPORATION                           5,943                        5,943
       300               300   HORIZON OFFSHORE                            1,263                        1,263
       200               200   HOUSTON EXPLORATION                         6,230                        6,230
       750               750   HURRICANE HYDROCARBONS                      7,365                        7,365
       300               300   LUFKIN INDUSTRIES                           7,380                        7,380
     1,000             1,000   MAGNUM HUNTER RESOURCES                     5,250                        5,250
       500               500   MARATHON OIL                               11,340                       11,340
       300               300   MGE ENERGY                                  7,698                        7,698
     3,150             3,150   MIRANT                                      6,961                        6,961
     2,700             2,700   MISSION RESOURCES                           2,538                        2,538
       200               200   NEXEN                                       4,768                        4,768
       900               900   NORTH COAST ENERGY                          2,880                        2,880
       300               300   NUEVO ENERGY                                3,270                        3,270
       400               400   OCCIDENTAL PETROLEUM                       11,352                       11,352
       150               150   PARKER DRILLING                               330                          330
       500               500   PERMIAN BASIN ROYALTY TRUST                 2,625                        2,625
       300               300   PETROCHINA, ADR                             6,030                        6,030
       400               400   PETROLEUM DEVELOPMENT                       2,040                        2,040
       250               250   QUICKSILVER RESOURCES                       4,500                        4,500
       600               600   RESOURCE AMERICA - CL. A                    4,800                        4,800
       215               215   ROYALE ENERGY                               1,026                        1,026
     1,050             1,050   SASOL                                      11,970                       11,970
     1,000             1,000   SUNCOR ENERGY                              16,950                       16,950
       300               300   TATNEFT, ADR                                4,676                        4,676
       500               500   TESORO PETROLEUM CORPORATION                1,400                        1,400
       200               200   TETRA TECHNOLIGIES                          4,030                        4,030
       300               300   TIDEWATER                                   8,097                        8,097
       650               650   VALERO ENERGY                              17,205                       17,205
       400               400   VINTAGE PETROLEUM                           4,320                        4,320
       600               600   WILLIAMS COAL SEAM GAS                      5,064                        5,064
                                                                ----------------------------------------------
                                                                ----------------------------------------------
                                                                         361,695             -        361,695
                                                                ----------------------------------------------
                                                                ----------------------------------------------
                             FINANCIALS - 7.4%
       200               200   1ST SOURCE                                  2,818                        2,818
     1,200             1,200   ABERDEEN ASIA PACIFIC                       5,460                        5,460
       100               100   ACCEPTANCE INSURANCE                          236                          236
     1,800             1,800   ACTRADE FINANCIAL TECHNOLOGIES                  -                            -
       406               406   AEGON NV, ADR                               3,829                        3,829
       250               250   ALEXANDRIA REAL ESTATE EQUITIES            10,620                       10,620
       200               200   ALFA                                        2,450                        2,450
       600               600   ALLIANZ, ADR                                5,172                        5,172
       350               350   ALLIED CAPITAL                              7,662                        7,662
       200               200   ALLIED IRISH BANKS, ADR                     4,800                        4,800
       600               600   AMERICAN CAPITAL STRATEGIES                11,304                       11,304
       600               600   AMERICAN COMMUNITY PROPERTIES               3,360                        3,360
     1,700             1,700   AMERICAN HOME MORTGAGE HOLDINGS            18,751                       18,751
       200               200   AMERICAN MEDICAL SECURITY GROUP             2,828                        2,828
     1,750             1,750   AMERICAN NATIONAL FINANCIAL                22,069                       22,069
     1,100             1,100   AMERICAN PACIFIC BANK - CL. B               5,489                        5,489
       300               300   AMERICREDIT CORPORATION                     2,421                        2,421
     1,500             1,500   AMERISERV FINANCIAL                         3,675                        3,675
       200               200   AMERUS GROUP                                5,672                        5,672
     1,700             1,700   ANNALY MORTAGE MANAGEMENT                  31,365                       31,365
     1,200             1,200   ANNUNITY AND LIFE RE HOLDINGS               5,040                        5,040
     1,000             1,000   ANTHRACITE MORTGAGE CAPITAL                11,300                       11,300
       750               750   ANWORTH MORTGAGE ASSET                      9,143                        9,143
     1,800             1,800   APEX MORTGAGE CAPITAL                      20,142                       20,142
       150               150   ARROW FINANCIAL                             4,298                        4,298
       900               900   ASTA FUNDING                                9,801                        9,801
     2,950             2,950   ATLANTIC AMERICAN                           5,192                        5,192
       150               150   AVALONBAY COMMUNITIES                       6,270                        6,270
     5,150             5,150   BANCO FRANCES RIO, ADR                      9,013                        9,013
       200               200   BANK OF HAWAII                              5,580                        5,580
       300               300   BANKATLANTIC BANCORP                        2,694                        2,694
     1,000             1,000   BEDFORD BANCSHARES                         15,616                       15,616
       200               200   BEDFORD PROPERTY INVESTORS                  4,952                        4,952
       400               400   BIG FOOT FINANCIAL                          8,280                        8,280
       200               200   BNCCORP                                     1,122                        1,122
       200               200   BOSTON PRIVATE FINANCIAL                    4,260                        4,260
     1,400             1,400   BRANTLEY CAPITAL                           12,264                       12,264
       200               200   BROADWAY FINANCIAL                          3,214                        3,214
     1,200             1,200   BRT REALTY TRUST                           15,348                       15,348
       500               500   CALIFORNIA COASTAL COMMUNITIES              1,975                        1,975
       300               300   CAPITAL BANK                                4,290                        4,290
       500               500   CAPITAL CROSSING BANK                      10,975                       10,975
     1,750             1,750   CAPITOL FEDERAL FINANCIAL                  38,780                       38,780
     2,200             2,200   CASH AMERICA INTERNATIONAL                 18,018                       18,018
       200               200   CBL & ASSOCIATES PROPERTIES                 7,750                        7,750
     6,450             6,450   CENTRAL FUND CANADA                        28,316                       28,316
     1,100             1,100   CERES GROUP                                 2,123                        2,123
       200               200   CITIZENS SOUTH BANKING                      4,330                        4,330
       200               200   CITY BANK LYNNWOOD                          5,788                        5,788
       500               500   CLASSIC BANCSHARES                         11,225                       11,225
       200               200   CNA SURETY CORPORATION                      2,640                        2,640
       350               350   COLONIAL BANCGROUP                          4,340                        4,340
       450               450   COLONIAL PROPERTIES TRUST                  16,281                       16,281
       300               300   COMMUNITY BANCORP                           2,520                        2,520
     1,250             1,250   COMMUNITY CAPITAL                          15,875                       15,875
       200               200   COMMUNITY INVESTORS BANCORP                 2,364                        2,364
       250               250   COMMUNITY TRUST BANCORP                     6,725                        6,725
       400               400   CORRECTIONIAL PROPERTIES                    9,200                        9,200
       250               250   CRAWFORD & COMPANY                          1,578                        1,578
       250               250   CRESCENT REAL ESTATE                        3,925                        3,925
       200               200   CROWN AMERICAN REALTY                       1,838                        1,838
     1,100             1,100   DEARBORN BANCORP                           14,443                       14,443
       200               200   DORAL FINANCIAL                             4,828                        4,828
       200               200   DOWNEY FINANCIAL                            6,850                        6,850
       450               450   DUKE REALTY                                11,079                       11,079
       400               400   EQUITY OFFICE PROPERTIES                   10,328                       10,328
     2,500             2,500   EVERTRUST FINANCIAL GROUP                  48,150                       48,150
       350               350   FBR ASSET INVESTMENT                       10,941                       10,941
       300               300   FEDERAL REALTY                              8,100                        8,100
       875               875   FIDELITY NATIONAL FINANCIAL                25,148                       25,148
       700               700   FINANCIAL INDUSTRIES                       10,682                       10,682
     1,400             1,400   FIRST AMERICAN CORPORATION                 28,602                       28,602
     1,150             1,150   FIRST CASH FINANCIAL SERVICES              10,914                       10,914
       300               300   FIRST DEFIANCE FINANCIAL                    5,151                        5,151
     1,300             1,300   FIRST FED BANKSHARES                       18,395                       18,395
       450               450   FIRST FEDERAL CAPITAL                       8,744                        8,744
       200               200   FIRST FEDERAL FINANCIAL                     5,150                        5,150
       200               200   FIRST FINANCIAL BANCORP                     3,562                        3,562
       200               200   FIRST FINANCIAL HOLDINGS                    5,414                        5,414
       600               600   FIRST SECURITYFED FINANCIAL                12,888                       12,888
       500               500   FIRST UNION REAL ESTATE                     1,110                        1,110
       200               200   FIRSTBANK NW                                3,830                        3,830
     1,550             1,550   FLAGSTAR BANCORP                           32,085                       32,085
       150               150   FLEET BOSTON FINANCIAL                      3,050                        3,050
       300               300   FLUSHING FINANCIAL                          5,004                        5,004
       400               400   FPIC INSURANCE GROUP                        3,520                        3,520
       300               300   GETTY REALTY                                5,724                        5,724
       300               300   GLENBOROUGH REALTY TRUST                    6,090                        6,090
     1,000             1,000   GREAT PEE DEE BANCORP                      12,600                       12,600
       400               400   GREENPOINT FINANCIAL                       16,696                       16,696
       200               200   HEALTH CARE REALTY                          5,470                        5,470
       300               300   HF FINANCIAL                                3,678                        3,678
       300               300   HOENIG GROUP                                    -                            -
       400               400   HORIZON FINANCIAL                           4,596                        4,596
       950               950   HRPT PROPERTIES TRUST                       7,838                        7,838
     1,600             1,600   HUDSON CITY BANCORP                        25,968                       25,968
     1,200             1,200   ILX RESORTS                                 9,600                        9,600
       400               400   INDYMAC BANCORP                             7,708                        7,708
     1,100             1,100   INTEGRA BANK CORPORATION                        6                            6
       300               300   INTERVEST BANCSHARES                        3,162                        3,162
       200               200   INVESTORS TITLE                             3,552                        3,552
       500               500   IRSA INVESTMENTS                            2,825                        2,825
       600               600   JACKSONVILLE BANCORP                       14,886                       14,886
       200               200   JONES LANG LASALLE                          4,112                        4,112
       300               300   KANKAKEE BANCORP                           11,340                       11,340
     1,400             1,400   KENTUCKY FIRST BANCORP                     20,300                       20,300
       200               200   KIMCO REALTY                                6,220                        6,220
       200               200   KINGSWAY FINANCIAL SERVICES                 1,650                        1,650
       200               200   KRAMONT REALTY TRUST                        2,960                        2,960
       200               200   LAKELAND FINANCIAL                          4,738                        4,738
       300               300   LANDAMERICA FINANCIAL GROUP                 9,867                        9,867
       250               250   LIBERTY PROPERTY TRUST                      7,750                        7,750
        20                20   LONDON PACIFIC GROUP, ADR                      28                           28
       700               700   MAXCOR FINANCIAL GROUP                      4,157                        4,157
       200               200   MERCHANTS BANCSHARES                        4,940                        4,940
       250               250   MERISTAR HOSPITALITY                        2,148                        2,148
     4,250             4,250   METRIS COMPANIES                            9,818                        9,818
       500               500   MFA MORTGAGE INVESTMENTS                    4,050                        4,050
       600               600   MIDLAND                                    10,098                       10,098
       200               200   MIIX GROUP                                    292                          292
       200               200   MONTEREY BAY BANCORP                        3,600                        3,600
       200               200   NATIONAL GOLF PROPERTIES                    2,300                        2,300
       200               200   NATIONWIDE HEALTH PROPERTIES                3,410                        3,410
       500               500   NEW CENTURY FINANCIAL CORP                 11,700                       11,700
       300               300   NEW PLAN EXCEL REALTY TRUST                 5,532                        5,532
       300               300   NEW YORK COMMUNITY BANCORP                  8,451                        8,451
       650               650   NICHOLAS FINANCIAL                          2,685                        2,685
       200               200   NORTH FORK BANCORP                          7,568                        7,568
       350               350   NORTHEST BANCORP                            4,456                        4,456
     1,200             1,200   NORTHEAST PENNSYLVANIA FINANCIAL           17,760                       17,760
       450               450   NOVASTAR FINANCIAL                          9,833                        9,833
       250               250   OHIO CASUALTY                               4,070                        4,070
       300               300   OLD REPUBLIC                                8,514                        8,514
       800               800   OMEGA HEALTHCARE INVESTORS                  4,576                        4,576
     4,700             4,700   ONYX ACCEPTANCE                            13,865                       13,865
       650               650   ORLEANS HOMEBUILDERS                        4,973                        4,973
       350               350   PACIFIC NORTHWEST BANCORP                   9,531                        9,531
       300               300   PAN PACIFIC PROPERTIES                     10,344                       10,344
       200               200   PATRIOT BANK                                2,700                        2,700
       200               200   PAULSON CAPITAL                             1,006                        1,006
       200               200   PEOPLE'S BANK                               4,486                        4,486
       250               250   PEOPLES HOLDINGS COMPANY                   10,187                       10,187
                               PHILADELPHIA CONSOLIDATED
       350               350   HOLDINGS                                   10,324                       10,324
       200               200   PHOENIX COMPANIES                           2,724                        2,724
       550               550   PLUM CREEK TIMBER                          12,435                       12,435
       300               300   POCAHONTAS BANCORP                          3,222                        3,222
       200               200   POPULAR                                     6,320                        6,320
     1,500             1,500   PREMIER FINANCIAL BANCORP                   9,750                        9,750
       500               500   PROASSURANCE                                8,450                        8,450
     1,700             1,700   PROVIDIAN FINANCIAL                         8,330                        8,330
     1,100             1,100   PSB BANCORP                                 7,391                        7,391
       500               500   PUBLIC STORAGE                             15,950                       15,950
       300               300   RAIT INVESTMENT TRUST                       6,180                        6,180
       500               500   RESORTQUEST INTERNATIONAL                   2,005                        2,005
       500               500   RIVER VALLEY BANCORP                       13,065                       13,065
       300               300   ROYCE VALUE TRUST                           3,777                        3,777
       850               850   SAUL CENTERS                               19,736                       19,736
       200               200   SENIOR HOUSING PROPERTY TRUST               2,244                        2,244
       700               700   SERVICE BANCORP                            11,060                       11,060
       300               300   SIMON PROPERTY GROUP                       10,719                       10,719
       515               515   SOUTHSIDE BANCSHARES                        7,777                        7,777
       300               300   SOUTHWEST BANCORP                           7,545                        7,545
       400               400   SOVEREIGN BANCORP                           5,160                        5,160
       300               300   STERLING BANCORP                            7,958                        7,958
     1,210             1,210   STERLING FINANCIAL / SPOKANE               21,937                       21,937
       650               650   STEWART INFO SERVICES                      13,878                       13,878
       300               300   SWS GROUP                                   3,675                        3,675
       200               200   SYNOVUS FINANCIAL                           4,124                        4,124
       300               300   TARRAGON REALTY INVESTORS                   4,496                        4,496
       300               300   TAUBMAN CENTERS                             4,269                        4,269
     1,100             1,100   TECHE HOLDING                              26,950                       26,950
     3,650             3,650   TFC ENTERPRISES                             5,840                        5,840
       250               250   THE TRUST COMPANY OF NEW JERSEY             6,362                        6,362
       700               700   THISTLE GROUP HOLDINGS                      7,350                        7,350
        15                15   TRIZEC PROPERTIES                             170                          170
       200               200   UNIONBANCAL CORPORATION                     8,401                        8,401
     1,400             1,400   UNITED COMMUNITY FINANCIAL                 12,390                       12,390
       300               300   UNITED PANAM FINANCIAL                      2,067                        2,067
       200               200   U.S. BANCORP                                3,715                        3,715
       300               300   U.S. RESTAURANT PROPERTIES                  4,275                        4,275
       700               700   VESTA INSURANCE GROUP                       1,750                        1,750
       300               300   W HOLDING                                   4,890                        4,890
       200               200   WASHINGTON BANKING                          2,520                        2,520
       300               300   WASHINGTON SAVINGS BANK                     2,414                        2,414
       600               600   WASHINGTON TRUST BANCORP                   11,844                       11,844
     1,050             1,050   WELLS FINANCIAL                            19,573                       19,573
       200               200   WESCO FINANCIAL                            61,500                       61,500
       200               200   WESTBANK                                    2,620                        2,620
       550               550   WINSTON HOTELS                              3,982                        3,982
     1,500             1,500   WORLD ACCEPTANCE                           11,880                       11,880
                                                                ----------------------------------------------
                                                                       1,623,742             -      1,623,742
                                                                ----------------------------------------------
                             HEALTHCARE - 38.0%
       209               209   ACCREDO HEALTH                              9,965                        9,965
       500               500   ADVANCE PCS                                11,265                       11,265
       500               500   ADVANCED MAGNETICS                          2,550                        2,550
              39,600  39,600   AFFYMETRIX                                              823,680        823,680
                 350     350   ALBANY MOLECULAR RESEARCH                                 5,961          5,961
       850               850   ALLOU HEALTH & BEAUTY                       3,536                        3,536
     1,100             1,100   ALPHARMA - CL. A                           10,560                       10,560
     1,200             1,200   AMARIN CORPORATION                          4,776                        4,776
                 150     150   AMERISOURCE BERGEN                                       10,713         10,713
              17,339  17,339   AMGEN                                                   723,036        723,036
       200               200   AMYLIN PHARMACEUTICALS                      3,324                        3,324
              19,000  19,000   APPLERA - CELERA GENOMICS GROUP                         151,050        151,050
       200               200   ARROW INTERNATIONAL                         6,434                        6,434
       200               200   ATRION CORPORATION                          3,708                        3,708
     2,750             2,750   BIO-LOGIC SYSTEMS                          10,423                       10,423
       200               200   BIO-RAD LABORATORIES - CL. A                7,532                        7,532
              14,550  14,550   BIOGEN                                                  425,878        425,878
       250     8,000   8,250   BOSTON SCIENTIFIC                           7,890       252,480        260,370
     7,250     1,100   8,350   BRADLEY PHARMACEUTICALS                    63,510         9,636         73,146
       700               700   BRISTOL-MEYER/SQUIBB                       16,660                       16,660
              27,450  27,450   CAMBRIDGE HEART                                          16,470         16,470
       900               900   CANDELA                                     3,596                        3,596
       700               700   CARDIAC SCIENCE                             1,386                        1,386
               7,400   7,400   CARDINAL HEALTH                                         460,280        460,280
       850       800   1,650   CAREMARK RX                                14,450        13,600         28,050
       500               500   CHRONIMED                                   2,395                        2,395
                 800     800   CONNECTICS CORPORATION                                    7,400          7,400
     5,200     6,300  11,500   CURATIVE HEALTH SERVICES                   56,420        68,355        124,775
              15,000  15,000   CV THERAPEUTICS                                         313,650        313,650
              15,000  15,000   CYTYC CORPORATION                                       160,800        160,800
       200       600     800   D & K HEALTHCARE RESOURCES                  1,790         5,370          7,160
       400               400   DATASCOPE                                  10,824                       10,824
       300               300   DE RIGO SPA                                 1,122                        1,122
     1,400             1,400   DRAGON PHARMACEUTICALS                      1,106                        1,106
     6,700     1,200   7,900   ELAN, ADR                                  12,931         2,316         15,247
                 200     200   ELI LILLY & COMPANY                                      11,068         11,068
       600               600   EMBREX                                      6,660                        6,660
       200       700     900   EXPRESS SCRIPTS                            10,904        38,164         49,068
                 500     500   FOREST LABORATORIES - CL. A                              41,005         41,005
       800               800   FRESENIUS MEDICAL CARE, ADR                 6,016                        6,016
                 600     600   GENETECH                                                 19,578         19,578
       400               400   GERON                                       1,560                        1,560
              22,466  22,466   GUIDANT                                                 725,876        725,876
     2,200             2,200   HEALTHSOUTH                                 9,130                        9,130
                 700     700   HUMAN GENOME SCIENCES                                     8,442          8,442
       750               750   ICN PHARMACEUTICALS                         6,795                        6,795
     1,950     9,000  10,950   ICON, ADR                                  41,730       192,600        234,330
       300       700   1,000   ICOS                                        6,291        14,680         20,971
                 200     200   IDEC PHARMACEUTICALS                                      8,304          8,304
               5,000   5,000   IGEN INTERNATIONAL                                      149,400        149,400
                 600     600   IMMUNOGEN                                                 1,944          1,944
              35,640  35,640   INCYTE GENOMICS                                         165,370        165,370
                 600     600   INHALE THERAPEUTIC SYSTEMS                                3,016          3,016
     1,300             1,300   INTEGRAMED AMERICA                          7,215                        7,215
                               INTERNATIONAL REMOTE IMAGING
     1,850             1,850   SYSTEMS                                     3,608                        3,608
               3,800   3,800   ISIS PHARMACEUTICALS                                     37,469         37,469
                 300     300   JOHNSON & JOHNSON                                        16,224         16,224
     1,100             1,100   KENDLE INTERNATIONAL                        7,370                        7,370
       250               250   KEWAUNEE SCIENTIFIC                         2,335                        2,335
       200               200   KINDRED HEALTHCARE                          7,406                        7,406
     1,750             1,750   LARK TECHNOLOGIES                           2,100                        2,100
                 800     800   LIGAND PHARMACEUTICALS                                    5,440          5,440
       700       600   1,300   MATRIA HEALTHCARE                           6,006         5,148         11,154
       400               400   MEDICAL ACTION                              4,744                        4,744
               4,200   4,200   MEDIMMUNE                                                87,864         87,864
              12,600  12,600   MEDTRONIC                                               530,712        530,712
       300               300   MENTOR                                      9,564                        9,564
       400       200     600   MERCK & COMPANY                            18,284         9,142         27,426
              42,700  42,700   MILLENIUM PHARMACEUTICALS                               397,964        397,964
       550               550   MONARCH DENTAL                              2,283                        2,283
       300       300     600   MYLAN LABORATORIES                          9,822         9,822         19,644
       450               450   NASTECH PHARMACEUTICAL                      3,726                        3,726
       260               260   NATIONAL HOME HEALTH CARE                   2,392                        2,392
              27,790  27,790   NEOSE TECHNOLOGIES                                      215,650        215,650
              85,900  85,900   NOVOSTE CORPORATION                                     398,576        398,576
       150               150   OMNICARE                                    3,168                        3,168
       250               250   ORTHODONTIC CENTERS OF AMERICA              2,675                        2,675
       650               650   OSTEOTECH                                   3,354                        3,354
       750               750   PACIFICARE HEALTH SYSTEMS                  17,318                       17,318
                 300     300   PFIZER                                                    8,706          8,706
                               PHARMACEUTICAL PRODUCT
       550               550   DEVELOPMENT                                10,637                       10,637
       550    10,700  11,250   POLYMEDICA                                 14,531       282,694        297,225
     5,600             5,600   PRIME MEDICAL SERVICES                     51,738                       51,738
       250               250   PRIORITY HEALTHCARE - CL. B                 6,300                        6,300
              12,000  12,000   PROTEIN DESIGN LABS                                      99,600         99,600
             146,725 146,725   QUADRAMED                                               265,572        265,572
     1,000             1,000   QUINTILES TRANSNATIONAL                     9,510                        9,510
       800               800   RAMSAY YOUTH SERVICES                       3,200                        3,200
    11,650            11,650   REHABILICARE                               40,542                       40,542
                 350     350   HENRY SCHEIN                                             18,462         18,462
       800       150     950   SCHERING PLOUGH                            17,055         3,198         20,253
              19,850  19,850   SEPRACOR                                                104,014        104,014
                               SERVICE CORPORATION
       850               850   INTERNATIONAL                               2,975                        2,975
                 500     500   SHIRE PHARMACEUTICALS                                    12,385         12,385
     1,150             1,150   SOLA INTERNATIONAL                         11,557                       11,557
               1,600   1,600   SONUS PHARMACEUTICALS                                     2,624          2,624
       900               900   SPAN AMERICA MEDICAL SYSTEMS                5,985                        5,985
               3,000   3,000   ST. JUDE MEDICAL                                        107,100        107,100
     3,350             3,350   STEWART ENTERPRISES - CL. A                17,085                       17,085
       150               150   TARO PHARMACEUTICALS                        5,063                        5,063
     1,700             1,700   TRINITY BIOTECH, ADR                        1,614                        1,614
              30,000  30,000   TRIZETTO                                                149,400        149,400
     1,300             1,300   TROVER SOLUTIONS                            5,213                        5,213
                  50      50   UNITEDHEALTH GROUP                                        4,361          4,361
       900               900   U.S. ONCOLOGY                               7,299                        7,299
                 400     400   U.S. PHYSICAL THERAPY                                     4,220          4,220
       800               800   VIVUS                                       3,456                        3,456
                 400     400   WYETH                                                    12,720         12,720
     1,300             1,300   ZEVEX INTERNATIONAL                         2,795                        2,795
                                                                ----------------------------------------------
                                                                         687,164     7,619,189      8,306,353
                                                                ----------------------------------------------
                             INDUSTRIALS - 7.0%
       250               250   A. O. SMITH                                 7,105                        7,105
       150               150   AAR                                           713                          713
     1,700             1,700   ADMINISTAFF                                 6,545                        6,545
       900               900   AEROCENTURY                                 3,609                        3,609
       500               500   AIRBORNE                                    5,670                        5,670
       500               500   AIRNET SYSTEMS                              2,300                        2,300
       300               300   AIRTRAN HOLDINGS                              933                          933
       150               150   ALAMO GROUP                                 1,854                        1,854
       200               200   ALEXANDER & BALDWIN                         4,450                        4,450
       300               300   ALLIED HOLDINGS                               750                          750
       350               350   ALLIED RESEARCH                             7,175                        7,175
     1,150             1,150   AMBASSADORS INTERNATIONAL                   9,396                        9,396
       850               850   AMERICAN POWER CONVERSION                   8,126                        8,126
       900               900   AMERICAN TECH CERAMICS                      3,420                        3,420
       200               200   AMPCO-PITTSBURGH                            1,962                        1,962
       200               200   APOGEE ENTERPRISES                          2,188                        2,188
       200               200   ARMOR HOLDINGS                              2,998                        2,998
     2,300             2,300   ARMSTRONG HOLDINGS                          3,105                        3,105
       200               200   ASTEC INDUSTRIES                            2,156                        2,156
     1,100             1,100   ATLAS AIR WORLDWIDE HOLDINGS                2,651                        2,651
     1,800             1,800   AVALON CORRECTIONAL SERVICES                3,348                        3,348
     5,200             5,200   B & H OCEAN CARRIERS                       30,420                       30,420
       350               350   BADGER METER                               10,675                       10,675
     2,250             2,250   BALDWIN TECH                                  765                          765
       300               300   BE AEROSPACE                                1,428                        1,428
       300               300   BUTLER MANUFACTURING                        6,480                        6,480
     1,850             1,850   CASCADE                                    25,993                       25,993
       600               600   CDI                                        15,690                       15,690
     1,150             1,150   CELADON GROUP                              12,765                       12,765
       350               350   CENTRAL PARKING                             7,049                        7,049
     1,900             1,900   CENTURY BUSINESS SERVICES                   5,035                        5,035
       700               700   CEREDYNE                                    4,199                        4,199
     3,500             3,500   CHASE                                      33,250                       33,250
       200               200   CHICAGO BRIDGE AND IRON                     4,800                        4,800
       200               200   CIRCOR INTERNATIONAL                        2,680                        2,680
       400               400   CLEAN HARBORS                               3,712                        3,712
       700               700   COINSTAR                                   18,046                       18,046
       300               300   COMPX INTERNATIONAL                         2,784                        2,784
       400               400   CONSOLIDATED FREIGHTWAYS                       16                           16
     1,300             1,300   CONSOLIDATED GRAPHICS                      22,815                       22,815
       400               400   COVENANT TRANSPORT - CL. A                  7,000                        7,000
     2,200             2,200   CPI AEROSTRUCTURES                         12,804                       12,804
       200               200   CRANE                                       3,952                        3,952
     2,100             2,100   CRONUS GROUP                                7,980                        7,980
       200               200   CSG SYSTEMS INTERNATIONAL                   2,180                        2,180
       300               300   CTB INTERNATIONAL                           3,837                        3,837
       150               150   CUMMINS                                     3,543                        3,543
       400               400   DELUXE                                     18,024                       18,024
       400               400   DESC S A, ADR                               3,232                        3,232
     3,050             3,050   DESWELL INDUSTRIES                         38,888                       38,888
     6,400             6,400   DIXON TICONDEROGA                           7,616                        7,616
       500               500   DREW INDUSTRIES                             7,775                        7,775
       850               850   DT INDUSTRIES                               2,338                        2,338
     2,150             2,150   DUCOMMUN                                   37,862                       37,862
     6,200             6,200   DWYER GROUP                                23,560                       23,560
       500               500   DYCOM INDUSTRIES                            4,580                        4,580
       700               700   EFUNDS                                      6,567                        6,567
       300               300   EMBRAER AIRCRAFT, ADR                       3,990                        3,990
     2,800             2,800   ENNIS BUSINESS FORMS                       36,540                       36,540
       350               350   ESCO TECHNOLOGIES                          11,305                       11,305
       250               250   FEDEX CORPORATION                          12,518                       12,518
       500               500   FRONTIER AIRLINES                           2,440                        2,440
       300               300   FRONTLINE                                   1,197                        1,197
     3,100             3,100   FROZEN FOOD EXPRESS                         6,169                        6,169
       250               250   GENERAL BINDING                             3,963                        3,963
       200               200   GENERAL DYNAMICS                           16,266                       16,266
       300               300   GENERAL ELECTRIC                            7,395                        7,395
       375               375   GENESEE & WYOMING                           8,344                        8,344
       350               350   GENLYTE GROUP                              12,408                       12,408
     5,850             5,850   GEVITY HR                                  19,013                       19,013
     2,200             2,200   GUNDLE/SLT ENVIRONMENTAL                   17,314                       17,314
     2,650             2,650   HATHAWAY                                    7,049                        7,049
       300               300   HERLEY INDUSTRIES                           5,571                        5,571
       500               500   INTERNATIONAL SHIPHOLDING                   3,375                        3,375
       200               200   ITT INDUSTRIES                             12,466                       12,466
       950               950   JINPAN INTERNATIONAL                        2,898                        2,898
     1,900             1,900   JLG INDUSTRIES                             15,295                       15,295
       200               200   KELLY SERVICES - CL. A                      4,334                        4,334
       350               350   KIRBY                                       7,917                        7,917
       250               250   KNIGHT TRANSPORTATION                       3,875                        3,875
     1,450             1,450   LABOR READY                                 9,164                        9,164
       200               200   LANAIR CORPORATION                          2,100                        2,100
       200               200   LANDSTAR                                    9,804                        9,804
       500               500   LAWSON PRODUCTS                            14,575                       14,575
       200               200   LINDSAY MANUFACTURING                       4,846                        4,846
       250               250   LOCKHEED MARTIN                            16,168                       16,168
       750               750   MAIL-WELL                                     780                          780
       750               750   MARITRANS                                   8,887                        8,887
     1,100             1,100   MASTEC                                      3,553                        3,553
     1,100             1,100   MC SHIPPING                                 1,122                        1,122
       850               850   MEDIALINK WORLDWIDE                         2,805                        2,805
       250               250   MEMBERWORKS                                 4,355                        4,355
     5,700             5,700   MESABA HOLDINGS                            31,007                       31,007
     1,400             1,400   METSO, ADR                                 12,040                       12,040
       600               600   MFRI                                        1,062                        1,062
       200               200   MICHAEL BAKER CORPORATION                   2,060                        2,060
       100               100   MIDWEST EXPRESS HOLDINGS                      400                          400
     5,250             5,250   MINEFINDERS                                18,866                       18,866
     4,600             4,600   MOBILE MINI                                59,570                       59,570
     1,800             1,800   MPS GROUP                                  10,440                       10,440
       450               450   NAM TAI ELECTRONICS                         7,964                        7,964
     9,700             9,700   NATIONAL SERVICE INDUSTRIES                58,782                       58,782
     1,350             1,350   NAVIGANT CONSULTING                         7,452                        7,452
     1,750             1,750   NEW ENGLAND BUSINESS SERVICE               37,013                       37,013
       400               400   NORDIC AMERICAN TANKER                      4,248                        4,248
       350               350   NORTECH SYSTEMS                             2,450                        2,450
       550               550   OLD DOMINION FREIGHT LINE                  10,159                       10,159
     3,700             3,700   ORBIT INTERNATIONAL                        10,877                       10,877
     2,100             2,100   OUTLOOK GROUP                              11,760                       11,760
       850               850   OVERSEAS SHIPHOLDING GROUP                 12,988                       12,988
       350               350   P.A.M. TRANSPORTATION SERVICES              6,678                        6,678
       900               900   PEERLESS MANUFACTURING                      7,550                        7,550
     4,050             4,050   PIONEER RAILCORP                            6,075                        6,075
       200               200   PREPAID LEGAL SERVICES                      3,976                        3,976
       600               600   PROVIDENCE AND WORCESTER                    4,116                        4,116
       700               700   PW EAGLE                                    2,206                        2,206
       500               500   RAILAMERICA                                 3,625                        3,625
     2,350             2,350   RCM TECHNOLOGIES                            9,988                        9,988
       200               200   REGAL-BELOIT                                3,422                        3,422
       850               850   REMEDYTEMP - CL. A                         10,651                       10,651
     1,000             1,000   RENT A WRECK OF AMERICA                       510                          510
       200               200   RIGHT MANAGEMENT CONSULTANTS                4,928                        4,928
       200               200   ROCKWELL INTERNATIONAL                      3,254                        3,254
       250               250   RUSH ENTERPRISES - CL. A                    1,000                        1,000
       850               850   RUSH ENTERPRISES - CL. B                    3,527                        3,527
       800               800   RYANAIR HOLDINGS, ADR                      27,112                       27,112
     1,400             1,400   SELAS CORPORATION OF AMERICA                3,136                        3,136
       500               500   SHAW GROUP                                  7,100                        7,100
       300               300   SIEMENS, ADR                               10,083                       10,083
       300               300   SIGNAL TECHNOLOGY                           2,760                        2,760
       500               500   SKF AB, ADR                                11,090                       11,090
       200               200   SOURCECORP                                  4,081                        4,081
     1,700             1,700   SPACEHAB                                    1,173                        1,173
       750               750   SPHERION CORPORATION                        5,288                        5,288
       450               450   STANDARD REGISTER                          10,800                       10,800
       250               250   STANDEX INTERNATIONAL                       5,070                        5,070
     1,850             1,850   STEWART AND STEVENSON                      18,117                       18,117
     1,000             1,000   SUPREME INDUSTRIES                          4,450                        4,450
       239               239   SUREBEAM                                      430                          430
       200               200   SWIFT TRANSPORTATION                        3,120                        3,120
     2,600             2,600   TB WOODS                                   17,680                       17,680
       750               750   TEEKAY SHIPPING                            21,374                       21,374
       200               200   TEXTRON                                     6,820                        6,820
       800               800   TODD SHIPYARDS                             11,360                       11,360
     2,600             2,600   TRAFFIX                                     8,450                        8,450
       600               600   TRANSPORT CORPORATION OF AMERICA            3,366                        3,366
       300               300   TRIUMPH GROUP INCORPORATED                  8,400                        8,400
     1,550             1,550   TYCO INTERNATIONAL                         21,855                       21,855
       300               300   U.S. XPRESS ENTERPRISES - CL. A             2,934                        2,934
       300               300   UNIFIRST                                    7,151                        7,151
     3,000             3,000   UNITED CAPITAL CORPORATION                 75,150                       75,150
       150               150   UNITED INDUSTRIAL                           3,023                        3,023
       650               650   UNIVERSAL FOREST PRODUCTS                  12,232                       12,232
     2,150             2,150   VALPEY FISHER                               6,343                        6,343
     1,100             1,100   VELCRO INDUSTRIES                          10,175                       10,175
       500               500   VITRAN                                      2,450                        2,450
       400               400   WABASH NATIONAL                             2,163                        2,163
       600               600   WALLACE COMPUTER SERVICES                  10,590                       10,590
       350               350   WATTS INDUSTRY                              5,740                        5,740
       200               200   WESTAFF                                       406                          406
       300               300   WOLVERINE TUBE                              1,839                        1,839
       200               200   WOODWARD GOVERNOR                           9,480                        9,480
       400               400   WORLD FUEL SERVICES                         7,720                        7,720
       200               200   YELLOW CORPORATION                          5,902                        5,902
                                                                ----------------------------------------------
                                                                       1,527,652             -      1,527,652
                                                                ----------------------------------------------
                             INFORMATION TECHNOLOGY - 2.1%
       300               300   ACTIVCARD SA, ADR                           1,953                        1,953
       550               550   ADVANCED FIBRE COMMUNICATION                7,299                        7,299
       250               250   ADVANCED MICRO DEVICES                      1,335                        1,335
     1,000             1,000   ALCATEL OPTRONICS, ADR                      2,150                        2,150
       800               800   AMDOCS                                      5,120                        5,120
       300               300   APPLE COMPUTER                              4,350                        4,350
       200               200   APPLIED FILMS                               2,188                        2,188
     1,250             1,250   ASA, ADR                                   40,338                       40,338
     1,400             1,400   ASTRO-MED                                   5,054                        5,054
       200               200   AVX                                         1,732                        1,732
     1,700             1,700   AXCELIS TECHNOLOGIES                        8,296                        8,296
       200               200   AXT                                           416                          416
       700               700   BOGEN COMMUNICATIONS                        3,010                        3,010
     1,450             1,450   CAPTARIS                                    3,334                        3,334
     1,250             1,250   CATALYST SEMICONDUCTOR                      3,138                        3,138
       200               200   CATAPULT COMMUNICATIONS                     1,950                        1,950
       250               250   CHECKPOINT SYSTEMS                          3,088                        3,088
       300               300   CLEAR ONE COMMUCATIONS                      1,023                        1,023
       300               300   COGNEX                                      4,173                        4,173
       350               350   COHU                                        3,955                        3,955
       400               400   COMPUWARE CORPORATION                       1,220                        1,220
       500               500   COMTECH TELECOMMUNICATIONS                  3,525                        3,525
       250               250   CREATIVE TECHNOLOGY                         1,630                        1,630
     1,350             1,350   CSP                                         3,753                        3,753
       450               450   DELL COMPUTER                              10,580                       10,580
       200               200   EDGEWATER TECHNOLOGY                          900                          900
     1,200             1,200   ELAMEX SA DE CV                             6,180                        6,180
       200               200   ELECTRONIC DATA SYSTEMS                     2,796                        2,796
     1,450             1,450   ELECTRO-SENSORS                             4,742                        4,742
       412               412   ENDWAVE                                       333                          333
       400               400   EXPONENT                                    5,046                        5,046
       200               200   FRANKLIN ELECTRIC                           8,550                        8,550
       828               828   GENESIS MICROCHIP                           6,351                        6,351
       150               150   HARMONIC LIGHTWAVES                           262                          262
     2,000             2,000   HEALTH MANAGEMENT SYSTEMS                   7,240                        7,240
     1,200             1,200   HYTEK MICROSYSTEMS                          1,680                        1,680
       200               200   IMATION CORPORATION                         5,666                        5,666
       300               300   INFOCUS CORPORATION                         2,286                        2,286
     1,450             1,450   INNOVEX                                     3,408                        3,408
       200               200   INTER TEL                                   4,070                        4,070
       800               800   IOMEGA                                      8,552                        8,552
       750               750   JDS UNIPHASE                                1,461                        1,461
       300               300   KEITHLEY INSTRUMENTS                        3,644                        3,644
     1,300             1,300   LIQUID AUDIO                                3,380                        3,380
       100               100   LOJACK                                        425                          425
       100               100   LTX                                           456                          456
       200               200   MEASUREMENT SPECIALTIES                         -                            -
       250               250   MERIX                                       2,038                        2,038
       750               750   METHODE ELECTRONICS - CL. A                 6,884                        6,884
       200               200   MICRON TECHNOLOGY                           2,474                        2,474
     2,100             2,100   MIKRON INSTRUMENT                           3,570                        3,570
       450               450   MOTOROLA                                    4,581                        4,581
     1,000             1,000   MSC.SOFTWARE                                8,520                        8,520
       400               400   NASDAQ - 100 SHARES                         8,300                        8,300
       700               700   NCR CORPORATION                            13,860                       13,860
     2,600             2,600   NEOMAGIC                                    2,703                        2,703
     1,000             1,000   NETEASE.COM, ADR                            3,350                        3,350
     2,550             2,550   NWH                                        30,039                       30,039
       400               400   NYFIX                                       1,556                        1,556
     4,300             4,300   OPTELECOM                                  25,972                       25,972
     1,500             1,500   OPTICAL COMMUNICATIONS PRODUCTS             1,154                        1,154
     1,300             1,300   OPTIKA                                      1,183                        1,183
       150               150   OVERLAND STORAGE                            1,629                        1,629
     4,600             4,600   PARAVANT                                   16,197                       16,197
       300               300   P.C. CONNECTION                             1,218                        1,218
       250               250   PINNACLE SYSTEMS                            2,700                        2,700
     2,200             2,200   POWERWAVE TECHNOLOGIES                      7,457                        7,457
       600               600   RADCOM                                        402                          402
       700               700   RAINBOW TECHNOLOGIES                        1,988                        1,988
     1,200             1,200   REFAC                                       4,572                        4,572
     3,200             3,200   SANMINA                                     8,863                        8,863
       200               200   SCM MICROSYSTEMS                              790                          790
     1,300             1,300   SED INTERNATIONAL HOLDINGS                    650                          650
       700               700   SENSYTECH                                   6,308                        6,308
     2,100             2,100   SILICON GRAPHICS                            1,722                        1,722
       400               400   SILICON STORAGE TECHNOLOGY                  1,565                        1,565
       600               600   SOLECTRON                                   1,265                        1,265
     1,400             1,400   SOURCE INTERLINK                            7,490                        7,490
     3,900             3,900   SPORTSLINE.COM                              4,680                        4,680
       600               600   SYNPLICITY                                  2,586                        2,586
       450               450   TAKE-TWO INTERACTIVE SOLFTWARE             13,050                       13,050
     1,500             1,500   TECHTEAM GLOBAL                            10,275                       10,275
       400               400   TESSCO TECHNOLOGIES                         3,852                        3,852
       200               200   THQ                                         4,160                        4,160
     3,150             3,150   TSR                                        14,585                       14,585
       500               500   TTI TEAM TELECOM INTERNATIONAL              3,390                        3,390
       200               200   VARIAN SEMICONDUCTOR EQUIPMENT              3,288                        3,288
       600               600   VIALTA                                        444                          444
     2,600             2,600   VICON INDUSTRIES                            8,060                        8,060
       400               400   VISHAY INTERTECHNOLOGY                      3,520                        3,520
     3,550             3,550   XANSER CORPORATION                          5,680                        5,680
       600               600   XEROX                                       2,970                        2,970
       500               500   ZOMAX                                       1,950                        1,950
                                                                ----------------------------------------------
                                                                         465,528             -        465,528
                                                                ----------------------------------------------
                             MATERIALS - 10.9%
     3,300             3,300   AGNICO-EAGLE MINES                         52,833                       52,833
       400               400   AGRIUM                                      3,660                        3,660
       300               300   AIRGAS                                      3,939                        3,939
       200               200   ALLIANCE RESOURCE PARTNERS                  4,642                        4,642
     2,100             2,100   AMCOL INTERNATIONAL                        11,760                       11,760
       500               500   AMERON INTERNATIONAL                       24,595                       24,595
       700               700   ANGLO AMERICAN, ADR                         8,820                        8,820
     2,200             2,200   ANGLOGOLD LIMITED, ADR                     58,630                       58,630
     2,500             2,500   APEX SILVER MINES LIMITED                  34,625                       34,625
     3,950             3,950   ASHANTI GOLDFIELDS COMPANY                 22,436                       22,436
     2,453             2,453   BARRICK GOLD                               38,144                       38,144
       200               200   BASF AG, ADR                                7,100                        7,100
    36,350            36,350   BEMA GOLD                                  45,801                       45,801
       150               150   BRUSH WELLMAN                               1,170                        1,170
       250               250   BUCKEYE TECHNOLOGIES                        1,838                        1,838
     3,700             3,700   CAMBIOR INCORPORATED                        3,700                        3,700
       550               550   CAMECO CORPORATION                          9,504                        9,504
     5,500             5,500   CANYON RESOURCES CORPORATION               11,000                       11,000
       350               350   CEMEX SA, ADR                               7,298                        7,298
       450               450   CENTEX CONSTRUCTION PRODUCTS               16,065                       16,065
       150               150   CLEVELAND CLIFFS                            3,608                        3,608
    21,850            21,850   COEUR D'ALENE MINES                        34,086                       34,086
     1,200             1,200   COMMONWEALTH INDUSTRIES                     6,300                        6,300
       200               200   CONSOL ENERGY                               2,532                        2,532
       800               800   CORPORATION DURANGO SA                      1,800                        1,800
     1,400             1,400   CPAC                                        7,840                        7,840
     1,950             1,950   CRYSTALLEX INTERNATIONAL                    4,466                        4,466
       800               800   DEVCON INTERNATIONAL                        5,200                        5,200
     1,050             1,050   DOMTAR                                      9,261                        9,261
    36,450            36,450   DURBAN ROODEPOORT DEEP                    151,632                      151,632
    24,700            24,700   ECHO BAY MINES                             27,663                       27,663
       900               900   FLAMEMASTER                                 5,568                        5,568
     1,050             1,050   FREEPORT MCMORAN COPPER - CL. B            14,133                       14,133
       400               400   FRIEDMAN INDUSTRIES                           947                          947
    18,000            18,000   GLAMIS GOLD                               166,500                      166,500
     9,400             9,400   GOLD FIELDS, ADR                          120,320                      120,320
    14,650            14,650   GOLDCORP                                  161,590                      161,590
    11,200            11,200   GOLDEN STAR RESOURCES                      14,000                       14,000
     1,000             1,000   GREAT BASIN GOLD                              740                          740
     9,550             9,550   HARMONY GOLD MINING COMPANY               149,457                      149,457
    18,800            18,800   HELCA MINING                               67,116                       67,116
       100               100   HECLA MINING                                3,310                        3,310
       450               450   IMC GLOBAL                                  5,423                        5,423
       400               400   IMCO RECYCLING                              2,420                        2,420
       200               200   INTERNATIONAL PAPER                         6,678                        6,678
    31,200            31,200   KINROSS GOLD CORPORATION                   68,328                       68,328
       200               200   LAFARGE NORTH AMERICA                       5,793                        5,793
       450               450   LIHIR GOLD LIMITED, ADR                     6,534                        6,534
       150               150   LOUISIANA-PACIFIC                             971                          971
       300               300   MASSEY ENERGY COMPANY                       1,935                        1,935
       800               800   MEMC ELECTRONIC MATERIALS                   2,656                        2,656
     6,750             6,750   MERIDIAN GOLD                             123,525                      123,525
       950               950   MINAS BUENAVENTURA,  ADR                   20,330                       20,330
     2,300             2,300   N.L. CHEMICAL                              33,373                       33,373
       400               400   NEVADA CHEMICALS                            1,260                        1,260
     5,350             5,350   NEWMONT MINING                            147,178                      147,178
     2,500             2,500   NORTH AMERICAN PALLADIUM                   10,700                       10,700
       200               200   NORTHERN TECHNOLOGIES                         600                          600
     1,550             1,550   NORTHWEST PIPE                             27,730                       27,730
       500               500   NOVAMERICAN STEEL                           2,525                        2,525
       850               850   OCTEL, ADR                                 16,056                       16,056
       200               200   OLIN CORPORATION                            3,276                        3,276
       900               900   OREGON STEEL MILLS                          5,508                        5,508
       300               300   OWENS-ILLINOIS                              3,396                        3,396
       200               200   PACTIV CORPORATION                          3,290                        3,290
     8,744             8,744   PACIFIC RIM MINING                          4,459                        4,459
    17,000            17,000   PAN AMERICAN SILVER                       104,533                      104,533
       250               250   PHELPS DODGE                                6,408                        6,408
       350               350   PHOSPHATE RESOURCES PARTNERS                  854                          854
     2,150             2,150   PLACER DOME                                19,630                       19,630
     3,300             3,300   POLYAIR INTER PACK                         14,850                       14,850
       500               500   POPE & TALBOT                               6,424                        6,424
       200               200   POSCO, ADR                                  4,316                        4,316
     1,600             1,600   RANDGOLD & EXPLORATION, ADR                 8,621                        8,621
     6,300             6,300   RICHMONT MINES                             21,294                       21,294
       150               150   ROCK OF AGES                                  585                          585
     2,350             2,350   ROYAL GOLD INCORPORATED                    44,815                       44,815
       600               600   ROYAL GROUP TECHNOLOGIES                    5,178                        5,178
       200               200   RPM                                         2,812                        2,812
       150               150   RYERSON TULL                                  965                          965
                               SCHNITZER STEEL INDUSTRIES -
       300               300   CL. A                                       5,430                        5,430
       500               500   SCHULMAN                                    8,665                        8,665
     4,300             4,300   SEALED AIR                                 72,626                       72,626
    15,600            15,600   SILVER STANDARD RESOURCES                  63,180                       63,180
       450               450   SOLUTIA                                     2,349                        2,349
       500               500   STEEL TECHNOLOGIES                          8,480                        8,480
     1,200             1,200   STILLWATER MINING COMPANY                   7,200                        7,200
       250               250   SUMMA INDUSTRIES                            2,318                        2,318
     1,600             1,600   TITANIUM METALS                             2,655                        2,655
     4,475             4,475   TVX GOLD                                   63,456                       63,456
     1,350             1,350   U.S. CONCRETE                               7,088                        7,088
       150               150   UPM-KYMMENE, ADR                            4,271                        4,271
     3,000             3,000   USEC INCORPORATED                          18,780                       18,780
       200               200   VALMONT INDUSTRIES                          4,670                        4,670
     6,400             6,400   VISTA GOLD                                 24,960                       24,960
       200               200   W.R. GRACE                                    320                          320
       200               200   WESTMORELAND COAL                           2,496                        2,496
       250               250   WMC, ADR                                    3,888                        3,888
       550               550   WORTHINGTON INDUSTRIES                     10,284                       10,284
                                                                ----------------------------------------------
                                                                       2,383,974             -      2,383,974
                                                                ----------------------------------------------
                             TELECOMMUNICATIONS - 0.2%
     2,000             2,000   APT SATELLITE HOLDINGS, ADR                 3,600                        3,600
     1,400             1,400   AT&T WIRELESS SERVICES                      5,768                        5,768
       650               650   ATLANTIC TELEPHONE - NETWORK                9,295                        9,295
       300               300   HUNGARIAN TELEPHONE & CABLE                 2,265                        2,265
       400               400   IDT                                         6,520                        6,520
       200               200   METRO ONE TELECOMMUNICATIONS                1,700                        1,700
     1,100             1,100   PT INDOSAT TBK, ADR                        10,318                       10,318
       200               200   SBC COMMUNICATIONS                          4,020                        4,020
       300               300   SPRINT CORPORATION                          2,736                        2,736
       400               400   TELEFONICA DE ARGENTINA, ADR                1,056                        1,056
                                                                ----------------------------------------------
                                                                          47,278             -         47,278
                                                                ----------------------------------------------
                             UTILITIES - 0.6%
       300               300   ALLETE                                      6,480                        6,480
       275               275   AMERICAN STATES WATER                       7,211                        7,211
       250               250   AMERICAN WATER WORKS                       11,165                       11,165
       400               400   BRITISH ENERGY, ADR                           336                          336
     4,200             4,200   CALPINE CORPORATION                        10,374                       10,374
       150               150   CONSOLIDATED EDISON                         6,033                        6,033
       400               400   DUKE POWER                                  7,820                        7,820
       400               400   DYNEGY                                        464                          464
       200               200   EDISON INTERNATIONAL                        2,000                        2,000
     1,100             1,100   EL PASO CORPORATION                         9,097                        9,097
       200               200   EL PASO ELECTRIC COMPANY                    2,376                        2,376
       300               300   GREAT PLAINS ENERGY                         5,745                        5,745
       200               200   IDACORP                                     4,866                        4,866
     1,600             1,600   KOREA ELEC POWER, ADR                      14,928                       14,928
       300               300   NEW JERSEY RESOURCES                        9,870                        9,870
       300               300   RELIANT ENERGY                              3,003                        3,003
       200               200   RELIANT RESOURCES                             350                          350
       900               900   SIERRA PACIFIC RESOURCES                    5,490                        5,490
       350               350   SOUTHERN                                   10,073                       10,073
       500               500   TECO ENERGY                                 7,940                        7,940
     1,400             1,400   XCEL ENERGY                                13,035                       13,035
                                                                ----------------------------------------------
                                                                         138,656             -        138,656
                                                                ----------------------------------------------

                                                                ----------------------------------------------
                             TOTAL COMMON STOCKS                      10,804,029     7,619,189     18,423,218
                                                                ----------------------------------------------
                             REGISTERED INVESTMENT COMPANIES - 2.1%
       600               600   BLACKROCK INCOME TRUST                      4,926                        4,926
     3,100             3,100   MFS INTERMEDIATE INCOME TRUST              22,196                       22,196
       700               700   NUVEEN MUNICIPAL VALUE FUND                 6,790                        6,790
       100               100   SUB LODGES BEN INT LIQ TRUST                    -                            -
                               TEMPLETON EMERGING MARKETS
       200               200   INCOME FUND                                 2,104                        2,104
     5,300             5,300   S & P DEPOSITARY RECEIPT                  433,487                      433,487
                                                                ----------------------------------------------
                             TOTAL REGISTERED INVESTMENT
                             COMPANIES                                   469,503             -        469,503
                                                                ----------------------------------------------
                             CASH EQUIVALENTS - 14.1%
                                                                ----------------------------------------------
                               U.S. Bank Demand Note, 1.56%            1,412,286     1,683,877      3,096,163
                                                                ----------------------------------------------
                             TOTAL INVESTMENTS - 100.4%               12,685,818     9,303,066     21,988,884
                                                                ----------------------------------------------
                             LIABILITIES, LESS OTHER ASSETS -
                             (0.4)%                                     (70,763)      (30,652)      (101,415)
                                                                ----------------------------------------------
                             TOTAL NET ASSETS - 100.0%                12,615,055     9,272,414     21,887,469
                                                                ==============================================
                             ADR American Depository Receipt


STATEMENTS OF ASSETS & LIABILITIES
September 30, 2002
(unaudited)

                                                        Medical
                                                       Specialist      Masters 100 Pro Forma
                                                          Fund             Fund     Combined
------------------------------------------------------------------------------------------------
Assets:
    Investments, at market value (cost $19,556,096 and    $9,303,067  $12,685,817   $21,988,884
    $13,311,905 respectively)
    Cash                                                           -           28            28
    Receivable for securities sold                                 -       88,549        88,549
    Fund shares issued                                             -          250           250
    Interest and dividends receivable                          3,201       14,710        17,911
--------------------------------------------------------------------- ------------ -------------
      Total assets                                         9,306,268   12,789,354    22,095,622
================================================================================== =============
Liabilities:
    Payable for securities purchased                               -      153,421       153,421
    Fund shares purchased                                      5,908            -         5,908
    Accrued other expenses                                    27,946       20,878        48,824
--------------------------------------------------------------------- ------------ -------------
      Total liabilities                                       33,854      174,299       208,153
===================================================================== ============ =============
Net Assets                                                $9,272,414  $12,615,055   $21,887,469
===================================================================== ============ =============
Net Assets Consist of:
    Paid-in-capital                                      $25,061,622  $14,321,999   $39,383,621
    Undistributed net realized loss on investments       (5,536,179)  (1,080,856)   (6,617,035)
    Net unrealized depreciation on investments          (10,253,029)    (626,088)  (10,879,117)
------------------------------------------------------------------------------------------------
        Total net assets                                  $9,272,414  $12,615,055   $21,887,469
================================================================================================
    Shares issued and outstanding                          1,362,519    1,404,132     2,437,357
    Net assets value and redemption price per share            $6.81        $8.98         $8.98
================================================================================================

                  (See Notes to Pro Forma Financial Statements)


STATEMENTS OF ASSETS & LIABILITIES
June 30, 2002


                                                        Medical
                                                       Specialist      Masters 100   Pro Forma
                                                          Fund             Fund       Combined
-------------------------------------------------------------------------------------------------
Assets:
    Investments, at market value (cost                 $13,364,881      $8,041,664   $21,406,545
    $25,585,878 and $8,005,417 respectively)
    Cash                                                         -             386           386
    Receivable for securities sold                               -          91,426        91,426
    Fund shares issued                                         325         173,975       174,300
    Interest and dividends receivable                          597           6,865         7,462
-------------------------------------------------------------------------------------------------
      Total assets                                      13,365,803       8,314,316    21,680,119
=================================================================================================
Liabilities:
    Payable for securities purchased                             -         848,580       848,580
    Fund shares purchased                                1,167,879               -     1,167,879
    Accrued other expenses                                  32,920          10,007        42,927
-------------------------------------------------------------------------------------------------
      Total liabilities                                  1,200,799         858,587     2,059,386
=================================================================================================
Net Assets                                             $12,165,004      $7,455,729   $19,620,733
=================================================================================================
Net Assets Consist of:
    Paid-in-capital                                    $26,349,020      $7,469,421   $33,818,441
    Undistributed net realized loss on investments     (1,963,019)        (49,939)   (2,012,958)
    Net unrealized depreciation on investments        (12,220,997)          36,247  (12,184,750)
-------------------------------------------------------------------------------------------------
        Total net assets                               $12,165,004      $7,455,729   $19,620,733
=================================================================================================
    Shares issued and outstanding                        1,559,075         701,353     1,845,789
    Net assets value and redemption price per share         $ 7.80         $ 10.63       $ 10.63
=================================================================================================

                  (See Notes to Pro Forma Financial Statements)


STATEMENTS OF OPERATIONS

                                                           Medical         Masters 100   Pro Forma
                                                       Specialists Fund       Fund       Combined
                                                       -----------------  -------------
                                                          Year Ended        11/5/01* to
                                                            6/30/02          06/30/02
----------------------------------------------------------------------------------------------------
Investment Income:
        Interest income                                      $ 9,894       $ 4,729         $ 14,623
        Dividend income                                        4,395        25,207           29,602
----------------------------------------------------------------------------------------------------
                   Total income                               14,289        29,936           44,225

Expenses:
        Investment advisory fees                             300,596        34,015          334,611
        Administration fees                                   90,179        10,205          100,384
----------------------------------------------------------------------------------------------------
        Total expenses                                       390,775        44,220          434,995
----------------------------------------------------------------------------------------------------

                         Net investment loss               (376,486)      (14,284)        (390,770)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investments                 (1,911,810)      (35,655)      (1,947,465)
        Change in unrealized appreciation/
           depreciation on investments                   (6,534,251)        36,247      (6,498,004)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                  (8,446,061)           592      (8,445,469)
----------------------------------------------------------------------------------------------------
Net Decrease in net assets resulting from operations    $(8,822,547)    $ (13,692)    $ (8,836,239)
====================================================================================================

*       Commencement of operations

                  (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(unaudited)

                                                        Medical Specialists    Masters 100
                                                            Fund                  Fund
                                                        -------------------   ------------------      Pro Forma
                                                        7/1/02 to 09/30/02    7/1/02 to 09/30/02       Combined
----------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                            $ 8,128              $ 7,456          $ 15,584
     Dividend income                                              1,349               39,015            40,364
----------------------------------------------------------------------------------------------------------------
        Total income                                              9,477               46,471            55,948

Expenses:
     Investment advisory fees                                    39,312               42,859            82,171
     Administration fees                                         11,793               12,858            24,651
----------------------------------------------------------------------------------------------------------------
     Total expenses                                              51,105               55,717           106,822
----------------------------------------------------------------------------------------------------------------

              Net investment loss                               (41,628)              (9,246)          (50,874)
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investments                 (3,531,533)          (1,021,671)       (4,553,204)
     Change in unrealized appreciation/depreciation
         on investments                                       1,967,968             (662,335)        1,305,633
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss                             (1,563,565)          (1,684,006)       (3,247,571)
----------------------------------------------------------------------------------------------------------------
Net Decrease in net assets resulting from operations       $ (1,605,193)        $ (1,693,252)     $ (3,298,445)
================================================================================================================

                  (See Notes to Pro Forma Financial Statements)


1.   Basis of Combination

     The unaudited Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of the Marketocracy Medical Specialists Fund and Marketocracy Masters 100 Fund offered by Marketocracy Funds as if the proposed reorganization occurred at September 30, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at September 30, 2002. The designation in the Surviving Fund column below indicates which Fund will be the accounting survivor of the reorganization.

     Acquired Fund              Acquiring Fund        Surviving Fund

     Medical Specialists Fund   Masters 100 Fund      Masters 100 Fund

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired fund will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired fund will become assets and liabilities of the acquiring fund. In exchange for the transfer of assets and liabilities, the acquiring fund will issue to the acquired fund full and fractional shares of the designated classes of the acquiring fund, and the acquired fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring fund so issued will be in equal value to the full and fractional shares of the acquired fund that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired fund will attach to the acquiring fund and may thereafter be enforced against the acquiring fund to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the acquiring fund of the assets of the acquired fund will be the fair market value of such on the closing date of the transaction. The acquiring fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring fund of the assets of the acquired fund received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring fund in the reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the acquiring fund shares issued, and such costs. For accounting purposes, the surviving Fund is the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring fund. However, should such reorganization be effected, the statements of operations of the acquiring fund will not be restated for precombination period results of the corresponding acquired fund.

     The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Medical Specialists Fund and the Masters 100 Fund incorporated by reference in the Statement of Additional Information.

2.   Service Providers and Fees

     Adviser - Marketocracy Capital Management, LLC (the "Adviser"), will serve as the combined Fund's investment advisor. For the services provided by the Adviser under the Advisory Agreement, the Adviser will receive from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund's average daily net assets. The Advisory Agreement requires the Adviser to waive their management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

     Administrator - Marketocracy Capital Management, LLC (the "Administrator"), will serve as the combined Fund's administrator. For the services rendered by the Administrator under the Administration Agreement, MCM will receive a fee at the annual rate of 0.45% of the respective Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion U.S. Bancorp Fund Services, LLC will serve as the transfer agent, dividend paying agent, shareholder service agent and fund accountant to the Fund. U.S. Bank, N.A. will serve as the custodian to the Fund. Rafferty Capital Markets, LLC will serve as the distributor to the Fund.

3.   Portfolio Valuation, Securities Transactions and Related Income

     Securities of the Funds are valued at market value.  Short-term investments
     maturing  in  60  days  or  less  are  valued  at  amortized  cost,   which
     approximates market value.

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend or as soon as information is available to the Funds. Discounts and premiums on securities are amortized over the life of the respective security.

4.   Capital Shares

     The pro forma net asset values per share assume the issuance of shares of the Masters 100 Fund, after any necessary stock splits, which would have occurred at September 30, 2002 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:


                            Shares outstanding  Additional Shares    Pro Forma
                             at September 30,     issued in the      Shares at
                                   2002           Reorganization     September
                                                                     30, 2002
                           -----------------------------------------------------

     Masters 100 Fund            1,404,132         1,033,225           2,437,357


5.   Merger Costs

     All costs associated with the Reorganization will be paid by Marketocracy Capital Management, LLC.




                               MARKETOCRACY FUNDS
                                     PART C
                                OTHER INFORMATION

Item 15.  Indemnification.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 16.  EXHIBITS

     1.   Declaration of Trust

     a)   Certificate of Amendment of Certificate of Trust(3)

     b)   Amended and Restated Agreement and Declaration of Trust(3)

2.   Amended and Restated Bylaws(3)

3.   Voting Trust Agreement - Not applicable

4.   Reorganization Agreement - See Part A, Exhibit B

5.   Instruments   Defining  Rights  of  Security  Holders  --  Incorporated  by
     reference to the Amended and Restated Agreements and Declaration of Trust and Amended and Restated Bylaws

6.   Investment Advisory Agreement

     a) Investment Advisory Agreement between the Trust and Marketocracy Capital Management, LLC (4)

     b) Investment Advisory Agreement between the Trust and Ingenuity Capital Management, LLC(2)

7.   Underwriting Agreement(1)

8.   Bonus or Profit Sharing Contracts - Not applicable

9.   Custody Agreement (1)

10.  Rule 12b-1 Plan - Not applicable

11.  Opinion and Consent of Counsel(5)

12.  Tax Opinion - Filed herewith

13.  Other Material Contracts

     a) Administration Agreement between the Trust and Marketocracy Capital Management, LLC(4)

     b) Administration Agreement between the Trust and Ingenuity Capital Management, LLC(1)

     c)   Transfer Agent Servicing Agreement(1)

     d)   Fund Accounting Servicing Agreement(1)

14.  Auditor's Consent(5)

15.  Omitted Financial Statements - Not applicable

16.  Power of Attorney(5)

17.  Any Additional Exhibits

     a) Prospectus dated October 28, 2002 for the Masters 100SM Fund - Filed herewith

     b) Annual Report dated June 30, 2002 for the Marketocracy Funds - Filed herewith

1 Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 of Form N-1A filed October 14, 1999 (File Nos. 333-82833 and 811-09445)

2 Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 of Form N-1A filed November 24, 1999 (File Nos. 333-82833 and 811-09445).

3 Incorporated by reference to Registrant's Post-Effective Amendment No. 1 of Form N-1A filed October 13, 2000 (File Nos. 333-82833 and 811-09445).

4 Incorporated by reference to Registrant's Post-Effective Amendment No. 3 of Form N-1A filed December 20, 2000 (File Nos. 333-82833 and 811-09445).

5 Incorporated by reference to Registrant's Form N-14 filed November 12, 2002 (File Nos. 333-101128 and 811-09445).

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Los Altos and the State of California on the 10th day of December, 2002.

                                                MARKETOCRACY FUNDS


                                                 By: /s/ Kendrick W. Kam*
                                                     -----------------------
                                                 Kendrick W. Kam, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on December 10, 2002.

Signature                               Title

/s/ Kendrick W. Kam*                    President and Trustee
-----------------------
Kendrick W. Kam


/s/ Arthur L. Roth*                     Trustee, Chairman of the Board
-----------------------
Arthur L. Roth


/s/ William J. Scilacci*                Trustee
-----------------------
William J. Scilacci


/s/ Shawn O'Hara*                       Trustee
-----------------------
Shawn O'Hara


* By /s/ Elaine E. Richards
     -----------------------
      Elaine E. Richards
Signed as  attorney-in-fact  pursuant to
a Power of Attorney  dated November 11, 2002
filed with Form N-1 on November 12, 2002


EXHIBIT INDEX

Exhibit                                                              Exhibit No.
-------                                                              -----------
The Masters 100sm Prospectus                                         EX-99.17.a.

The Marketocracy Funds Annual Report                                 EX-99.17.b.